UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10487

Hotchkis & Wiley Funds

(Exact name of registrant as specified in charter)

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Address of principal executive offices) (Zip code)

Anna Marie Lopez

Hotchkis & Wiley Capital Management, LLC

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Name and address of agent for service)

Copies to:

Maureen A. Miller, Esq.

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, Illinois 60601

(Counsel for the registrant)

(213) 430-1000

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Hotchkis & Wiley Diversified Value Fund
Class A | HWCAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.05%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Diversified Value Fund returned 18.48% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.

• Stock selection in communication services, information technology, and consumer discretionary was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Diversified Value Fund	PAGE 1	TSR_AR_44134R750

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.48	11.65	9.00
Class A (with sales charge)	12.26	10.45	8.41
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$111,256,188
Number of Holdings	77
Net Advisory Fee	$499,450
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top 10 Holdings	(%)
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.6%
Telefonaktiebolaget LM Ericsson	3.5%
Workday, Inc.	3.2%
APA Corp.	3.2%
General Motors Company	3.0%
F5, Inc.	2.8%
Elevance Health, Inc.	2.8%
Alphabet, Inc.	2.3%
Comcast Corp.	2.3%
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Diversified Value Fund	PAGE 2	TSR_AR_44134R750

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Diversified Value Fund	PAGE 3	TSR_AR_44134R750

Hotchkis & Wiley Diversified Value Fund
Class I | HWCIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.80%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Diversified Value Fund returned 18.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.

• Stock selection in communication services, information technology, and consumer discretionary was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Diversified Value Fund	PAGE 1	TSR_AR_44134R768

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.81	11.92	9.27
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$111,256,188
Number of Holdings	77
Net Advisory Fee	$499,450
Portfolio Turnover	34%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top 10 Holdings	(%)
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.6%
Telefonaktiebolaget LM Ericsson	3.5%
Workday, Inc.	3.2%
APA Corp.	3.2%
General Motors Company	3.0%
F5, Inc.	2.8%
Elevance Health, Inc.	2.8%
Alphabet, Inc.	2.3%
Comcast Corp.	2.3%
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Diversified Value Fund	PAGE 2	TSR_AR_44134R768

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Diversified Value Fund	PAGE 3	TSR_AR_44134R768

Hotchkis & Wiley Large Cap Value Fund
Class A | HWLAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.03% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Large Cap Value Fund	PAGE 1	TSR_AR_44134R107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.03	10.24	8.46
Class A (with sales charge)	11.83	9.06	7.87
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Large Cap Value Fund	PAGE 2	TSR_AR_44134R107

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Value Fund	PAGE 3	TSR_AR_44134R107

Hotchkis & Wiley Large Cap Value Fund
Class I | HWLIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.30% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Large Cap Value Fund	PAGE 1	TSR_AR_44134R503

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.30	10.51	8.73
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Large Cap Value Fund	PAGE 2	TSR_AR_44134R503

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Value Fund	PAGE 3	TSR_AR_44134R503

Hotchkis & Wiley Large Cap Value Fund
Class Z | HWLZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$93	0.85%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.42% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Large Cap Value Fund	PAGE 1	TSR_AR_44134R511

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	18.42	11.33
Russell 3000 Index	23.13	14.66
Russell 1000 Value Index	13.06	9.19
Russell 1000 Index	23.88	15.09
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Large Cap Value Fund	PAGE 2	TSR_AR_44134R511

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Large Cap Value Fund	PAGE 3	TSR_AR_44134R511

Hotchkis & Wiley Mid-Cap Value Fund
Class A | HWMAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 15.65% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR_AR_44134R206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.65	11.21	5.76
Class A (with sales charge)	9.58	10.01	5.19
Russell 3000 Index	23.13	14.14	12.15
Russell Midcap Value Index	11.98	8.49	7.60
Russell Midcap Index Index	12.88	9.46	9.04
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR_AR_44134R206

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 3	TSR_AR_44134R206

Hotchkis & Wiley Mid-Cap Value Fund
Class I | HWMIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 15.88% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR_AR_44134R800

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	15.88	11.43	5.99
Russell 3000 Index	23.13	14.14	12.15
Russell Midcap Value Index	11.98	8.49	7.60
Russell Midcap Index	12.88	9.46	9.04
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR_AR_44134R800

Hotchkis & Wiley Mid-Cap Value Fund
Class Z | HWMZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$95	0.88%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 16.05% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR_AR_44134R495

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	16.05	14.03
Russell 3000 Index	23.13	14.66
Russell Midcap Value Index	11.98	8.68
Russell Midcap Index	12.88	9.87
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR_AR_44134R495

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 3	TSR_AR_44134R495

Hotchkis & Wiley Small Cap Value Fund
Class A | HWSAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.41% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR_AR_44134R305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.41	11.74	7.22
Class A (with sales charge)	5.56	10.54	6.64
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR_AR_44134R305

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 3	TSR_AR_44134R305

Hotchkis & Wiley Small Cap Value Fund
Class C | HWSCX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 10.60% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR_AR_44134R842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.60	10.92	6.43
Class C (with sales charge)	9.60	10.92	6.43
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR_AR_44134R842

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 3	TSR_AR_44134R842

Hotchkis & Wiley Small Cap Value Fund
Class I | HWSIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.68% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR_AR_44134R867

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	11.68	11.96	7.46
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR_AR_44134R867

Hotchkis & Wiley Small Cap Value Fund
Class Z | HWSZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$91	0.86%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.80% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR_AR_44134R487

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	11.80	13.31
Russell 3000 Index	23.13	14.66
Russell 2000 Value Index	10.90	7.59
Russell 2000 Index	10.06	7.87
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR_AR_44134R487

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 3	TSR_AR_44134R487

Hotchkis & Wiley Small Cap Diversified Value Fund
Class A | HWVAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.33% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR_AR_44134R644

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.33	9.08	7.71
Class A (with sales charge)	2.67	7.90	7.13
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR_AR_44134R644

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 3	TSR_AR_44134R644

Hotchkis & Wiley Small Cap Diversified Value Fund
Class I | HWVIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.53% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR_AR_44134R651

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	8.53	9.36	7.98
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR_AR_44134R651

Hotchkis & Wiley Small Cap Diversified Value Fund
Class Z | HWVZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.76%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.57% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR_AR_44134R479

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	8.57	10.03
Russell 3000 Index	23.13	14.66
Russell 2000 Value Index	10.90	7.59
Russell 2000 Index	10.06	7.87
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR_AR_44134R479

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 3	TSR_AR_44134R479

Hotchkis & Wiley Global Value Fund
Class A | HWGAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.20%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 21.33% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor to performance. Stock selection in communication services also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials were the primary contributors to relative performance, followed by stock selection in industrials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR_AR_44134R677

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	21.33	10.14	6.66
Class A (with sales charge)	14.98	8.96	6.09
MSCI World Index	20.19	11.78	9.16
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$37,580,034
Number of Holdings	61
Net Advisory Fee	$157,288
Portfolio Turnover	48%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	4.6%
F5, Inc.	3.8%
Workday, Inc.	3.8%
Elevance Health, Inc.	3.0%
Alphabet, Inc.	3.0%
CVS Health Corp.	2.6%
Citigroup, Inc.	2.5%
Siemens AG	2.5%
Medtronic PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR_AR_44134R677

Hotchkis & Wiley Global Value Fund
Class I | HWGIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 21.57% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor to performance. Stock selection in communication services also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials were the primary contributors to relative performance, followed by stock selection in industrials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR_AR_44134R685

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	21.57	10.41	6.92
MSCI World Index	20.19	11.78	9.16
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$37,580,034
Number of Holdings	61
Net Advisory Fee	$157,288
Portfolio Turnover	48%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	4.6%
F5, Inc.	3.8%
Workday, Inc.	3.8%
Elevance Health, Inc.	3.0%
Alphabet, Inc.	3.0%
CVS Health Corp.	2.6%
Citigroup, Inc.	2.5%
Siemens AG	2.5%
Medtronic PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR_AR_44134R685

Hotchkis & Wiley International Value Fund
Class I | HWNIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 14.18% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology were the largest relative detractors to performance, followed by stock selection in communication services, consumer discretionary, and materials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Value Fund	PAGE 1	TSR_AR_44134R636

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class I	14.18	9.39	7.27
MSCI World Index	20.19	11.78	11.13
MSCI World ex-USA Index	11.22	6.55	6.64
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,646,979
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	35%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	5.2%
Siemens AG	4.1%
Shell PLC	3.7%
Samsung Electronics Co. Ltd.	3.5%
Babcock International Group PLC	3.5%
Lloyds Banking Group PLC	3.3%
Henkel AG & Co. KGaA	3.3%
WPP PLC	3.0%
Heineken Holding NV	3.0%
Qantas Airways Ltd.	2.8%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the MSCI World Index. The Fund will continue to show index performance for the MSCI World ex-USA Index, the Fund’s prior benchmark index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley International Value Fund	PAGE 2	TSR_AR_44134R636

Hotchkis & Wiley International Small Cap Diversified Value Fund
Class I | HWTIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.99%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 15.63% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and an underweight and stock selection in information technology were the largest relative detractors to performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in health care and consumer staples helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 1	TSR_AR_44134R453

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Class I	15.63	15.16
MSCI World Index	20.19	14.13
MSCI World ex-USA Small Cap Index	7.80	6.77
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$8,063,379
Number of Holdings	303
Net Advisory Fee	$0
Portfolio Turnover	62%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Geographic Breakdown (% of net assets)

Top Holdings	(%)
Canadian Western Bank	0.8%
Kamei Corp.	0.6%
Fast Fitness Japan, Inc.	0.6%
Inter Action Corp.	0.6%
Cresco Ltd.	0.6%
Financial Partners Group Co. Ltd.	0.6%
Morita Holdings Corp.	0.6%
GLOBERIDE, Inc.	0.6%
Trancom Co. Ltd.	0.6%
Dai Nippon Toryo Co. Ltd.	0.6%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the MSCI World Index. The Fund will continue to show index performance for the MSCI World ex-USA Small Cap Index, the Fund’s prior benchmark index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 2	TSR_AR_44134R453

Hotchkis & Wiley Value Opportunities Fund
Class A | HWAAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.18%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 18.68% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR_AR_44134R792

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.68	12.65	9.74
Class A (with sales charge)	12.44	11.44	9.14
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR_AR_44134R792

Hotchkis & Wiley Value Opportunities Fund
Class C | HWACX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.90%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 17.85% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR_AR_44134R826

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.85	11.85	8.94
Class C (with sales charge)	16.85	11.85	8.94
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR_AR_44134R826

Hotchkis & Wiley Value Opportunities Fund
Class I | HWAIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 18.97% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR_AR_44134R834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.97	12.94	10.01
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR_AR_44134R834

Hotchkis & Wiley Value Opportunities Fund
Class Z | HWAZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.86%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 19.06% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR_AR_44134R461

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	19.06	14.01
Russell 3000 Index	23.13	14.66
Russell 3000 Value Index	12.93	9.10
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR_AR_44134R461

Hotchkis & Wiley High Yield Fund
Class A | HWHAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.92%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.48% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR_AR_44134R727

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.48	3.03	3.26
Class A (with sales charge)	5.37	2.24	2.87
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.39
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.25
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR_AR_44134R727

Hotchkis & Wiley High Yield Fund
Class I | HWHIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.68% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR_AR_44134R735

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.68	3.34	3.55
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.39
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.25
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR_AR_44134R735

Hotchkis & Wiley High Yield Fund
Class Z | HWHZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.90% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR_AR_44134R529

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z	9.90	3.42	3.53
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.10
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.42
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hwcm.com/mutual-funds/resources/literature/
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR_AR_44134R529

HW Opportunities MP Fund
HOMPX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 20.57% at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
HW Opportunities MP Fund	PAGE 1	TSR_AR_44134R446

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Fund	20.57	16.62
Russell 3000 Index	23.13	11.48
Russell 3000 Value Index	12.93	9.77
Visit www.hwcm.com/HOMPX for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$64,347,023
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	93%
Visit www.hwcm.com/HOMPX for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Top Holdings	(%)
Stagwell, Inc.	6.9%
Ecovyst, Inc.	5.5%
Siemens AG	5.3%
NOV, Inc.	5.0%
Randstad NV	4.8%
F5, Inc.	4.6%
Workday, Inc.	4.1%
U-Haul Holding Co.	4.1%
Olin Corp.	4.0%
Qantas Airways Ltd.	3.9%
Other Material Fund Changes
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”).
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 3000 Value Index, the Fund’s prior benchmark index.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
As a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.
HW Opportunities MP Fund	PAGE 2	TSR_AR_44134R446

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.hwcm.com/HOMPX
The Fund is distributed by Quasar Distributors, LLC.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
HW Opportunities MP Fund	PAGE 3	TSR_AR_44134R446

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Trustees (the “Board”) has determined that Robert Fitzgerald, a member of the registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to professional services performed by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The principal accountant did not provide any other services.

The following table details the aggregate fees billed or expected to be billed to the Funds for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$250,800	$224,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)(1) The registrant’s Audit Committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. The Committee shall pre approve any engagements of the independent auditors to provide any non-prohibited services to the registrant, including the fees and other compensation to be paid to the independent auditors. The Committee has delegated certain pre-approval responsibilities to its Char, who may grant the pre-approval of services to the registrant for non-prohibited services for engagements of less than $5,000. The Committee shall also pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser, Hotchkis & Wiley Capital Management, LLC (the “Advisor”) (or any “control affiliate” of the Advisor providing ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant. The Chair of the Committee may grant the pre-approval for non-prohibited services to the Advisor for engagements of less than $5,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(e)(2) The Committee approved in advance all audit services and non-audit services that Deloitte & Touche LLP (“D&T”) provided to the Funds, except for any non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The percentage of fees billed by D&T applicable to non-audit services pursuant to the pre-approval exception were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the full time permanent employees of the principal accountant.

(g) During the last two fiscal years, D&T has served as the auditor to the Advisor and/or affiliates of the Advisor, and has rendered non-audit services to the Advisor and/or affiliates of the Advisor. The non-audit services that D&T provided to the Advisor and/or affiliates of the Advisor in 2024 and 2023 consisted of preparing state and federal tax returns. D&T charged $225,000 and $216,560 for such non-audit services to the Advisor and/or affiliates of the Advisor for 2024 and 2023, respectively. None of the non-audit services provided by D&T to the Advisor and/or affiliates of the Advisor directly related to the operations or financial reporting of the registrant.

(h) The Committee has considered whether the provision of audit and non-audit services that were rendered to the Advisor and any entity controlling, controlled by or under common control with the Advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Items 4(i) and 4(j) are not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Hotchkis & Wiley Funds
Annual Financial Statements
JUNE 30, 2024
DIVERSIFIED VALUE FUND
LARGE CAP VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP DIVERSIFIED VALUE FUND
GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND
INTERNATIONAL SMALL CAP DIVERSIFIED VALUE FUND
VALUE OPPORTUNITIES FUND
HIGH YIELD FUND

Hotchkis & Wiley Diversified Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.2%
Boeing Co.(a)	7,660	$ 1,394,197
General Dynamics Corp.	2,100	609,294
RTX Corp.	15,300	1,535,967
		3,539,458
Air Freight & Logistics - 2.2%
FedEx Corp.	8,020	2,404,717
Automobile Components - 3.3%
Adient PLC(a)	10,274	253,870
Aptiv PLC(a)	14,600	1,028,132
BorgWarner, Inc.	15,400	496,496
Magna International, Inc.	44,700	1,872,930
		3,651,428
Automobiles - 3.0%
General Motors Co.	72,600	3,372,996
Banks - 13.9%
Bank of America Corp.	23,200	922,664
Citigroup, Inc.	67,774	4,300,938
Citizens Financial Group, Inc.	68,100	2,453,643
First Citizens BancShares, Inc./NC - Class A	352	592,631
Truist Financial Corp.	22,900	889,665
US Bancorp	58,500	2,322,450
Wells Fargo & Co.	67,034	3,981,149
		15,463,140
Beverages - 0.7%
Anheuser-Busch InBev SA/NV - ADR	14,300	831,545
Capital Markets - 4.3%
Bank of New York Mellon Corp.	28,200	1,688,898
Goldman Sachs Group, Inc.	2,990	1,352,437
State Street Corp.	23,900	1,768,600
		4,809,935
Chemicals - 1.3%
Olin Corp.	31,400	1,480,510
Communications Equipment - 6.3%
F5, Inc.(a)	18,500	3,186,255
Telefonaktiebolaget LM Ericsson - ADR(b)	625,800	3,861,186
		7,047,441
Construction & Engineering - 0.4%
Fluor Corp.(a)	10,800	470,340
Consumer Finance - 1.2%
Capital One Financial Corp.	4,600	636,870
Discover Financial Services	5,500	719,455
		1,356,325
Electric Utilities - 1.9%
PPL Corp.	75,900	2,098,635
Electronic Equipment, Instruments & Components - 2.1%
Corning, Inc.	29,300	1,138,305
TE Connectivity Ltd.	7,900	1,188,397
		2,326,702

	Shares	Value
Energy Equipment & Services - 3.9%
Baker Hughes Co.	34,500	$1,213,365
Halliburton Co.	14,700	496,566
NOV, Inc.	108,400	2,060,684
Schlumberger NV	12,900	608,622
		4,379,237
Entertainment - 0.5%
Warner Bros Discovery, Inc.(a)	78,600	584,784
Financial Services - 2.8%
Corebridge Financial, Inc.	40,700	1,185,184
Fidelity National Information Services, Inc.	25,500	1,921,680
		3,106,864
Food Products - 0.8%
Conagra Brands, Inc.	29,600	841,232
Health Care Equipment & Supplies - 4.7%
GE HealthCare Technologies, Inc.	27,012	2,104,775
Medtronic PLC	31,882	2,509,432
Zimmer Biomet Holdings, Inc.	5,340	579,550
		5,193,757
Health Care Providers & Services - 9.4%
Centene Corp.(a)	18,700	1,239,810
Cigna Group	3,300	1,090,881
CVS Health Corp.	40,400	2,386,024
Elevance Health, Inc.	5,800	3,142,788
HCA Healthcare, Inc.	3,260	1,047,373
Humana, Inc.	2,800	1,046,220
Labcorp Holdings, Inc.	2,700	549,477
		10,502,573
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.	170	673,455
Insurance - 4.3%
American International Group, Inc.	34,300	2,546,432
Hartford Financial Services Group, Inc.	22,500	2,262,150
		4,808,582
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class A	14,200	2,586,530
IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	7,400	503,200
Machinery - 3.8%
CNH Industrial NV	106,000	1,073,780
Cummins, Inc.	5,740	1,589,578
PACCAR, Inc.	9,300	957,342
Timken Co.	7,000	560,910
		4,181,610
Media - 3.8%
Comcast Corp. - Class A	65,800	2,576,728
Omnicom Group, Inc.	6,400	574,080
Paramount Global - Class B	29,000	301,310
WPP PLC - ADR(b)	17,300	791,994
		4,244,112
Multi-Utilities - 1.0%
Dominion Energy, Inc.	21,700	1,063,300

The accompanying notes are an integral part of these financial statements.

1

Hotchkis & Wiley Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Oil Gas & Consumable Fuels - 8.7%
APA Corp.		119,700	$3,523,968
Cenovus Energy, Inc.		38,100	749,046
Marathon Oil Corp.		38,350	1,099,495
Murphy Oil Corp.		12,000	494,880
Ovintiv, Inc.		33,600	1,574,832
Shell PLC - ADR		30,762	2,220,401
			9,662,622
Personal Care Products - 2.2%
Unilever PLC - ADR		43,800	2,408,562
Pharmaceuticals - 1.0%
GSK PLC - ADR		14,340	552,090
Sanofi SA - ADR		11,200	543,424
			1,095,514
Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc.		5,500	723,415
Software - 3.8%
Oracle Corp.		4,650	656,580
Workday, Inc. - Class A(a)		15,900	3,554,604
			4,211,184
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR		84,963	753,622
TOTAL COMMON STOCKS (Cost $94,269,059)			110,377,327
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(c)		97,007	97,007

		Par
Time Deposits - 0.7%
Citigroup, Inc., 4.68%, 07/01/2024(d)		789,433	789,433
Citigroup, Inc., 2.59%, 07/01/2024(d)	EUR	3	3
			789,436
TOTAL SHORT-TERM INVESTMENTS
(Cost $886,443)			886,443
TOTAL INVESTMENTS - 100.0%
(Cost $95,155,502)			$111,263,770
Liabilities in Excess of Other Assets - 0.0%(e)			(7,582)
TOTAL NET ASSETS - 100.0%			$111,256,188

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $95,077 which represented 0.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley Large Cap Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	6,300	$ 1,827,882
Huntington Ingalls Industries, Inc.	11,200	2,758,896
		4,586,778
Air Freight & Logistics - 2.2%
FedEx Corp.	25,600	7,675,904
Automobile Components - 1.9%
Magna International, Inc.	163,700	6,859,030
Automobiles - 3.4%
General Motors Co.	262,200	12,181,812
Banks - 13.8%
Bank of America Corp.	74,900	2,978,773
Citigroup, Inc.	226,688	14,385,620
Citizens Financial Group, Inc.	213,800	7,703,214
Truist Financial Corp.	73,400	2,851,590
US Bancorp	201,300	7,991,610
Wells Fargo & Co.	221,863	13,176,444
		49,087,251
Capital Markets - 5.1%
Bank of New York Mellon Corp.	105,200	6,300,428
Goldman Sachs Group, Inc.	11,600	5,246,912
State Street Corp.	90,700	6,711,800
		18,259,140
Chemicals - 1.6%
Olin Corp.	119,000	5,610,850
Communications Equipment - 7.3%
F5, Inc.(a)	74,700	12,865,581
Telefonaktiebolaget LM Ericsson - ADR(b)	2,096,400	12,934,788
		25,800,369
Consumer Finance - 1.2%
Capital One Financial Corp.	13,100	1,813,695
Discover Financial Services	19,300	2,524,633
		4,338,328
Electric Utilities - 2.0%
PPL Corp.	256,800	7,100,520
Electronic Equipment, Instruments & Components - 2.4%
Corning, Inc.	101,200	3,931,620
TE Connectivity Ltd.	30,100	4,527,943
		8,459,563
Energy Equipment & Services - 3.8%
Baker Hughes Co.	110,300	3,879,251
Halliburton Co.	57,900	1,955,862
NOV, Inc.	408,700	7,769,387
		13,604,500
Entertainment - 0.8%
Warner Bros Discovery, Inc.(a)	373,600	2,779,584
Financial Services - 4.5%
Corebridge Financial, Inc.	133,500	3,887,520
Euronet Worldwide, Inc.(a)	43,200	4,471,200
Fidelity National Information Services, Inc.	102,500	7,724,400
		16,083,120

	Shares	Value
Food Products - 1.4%
Conagra Brands, Inc.	90,200	$ 2,563,484
General Mills, Inc.	40,200	2,543,052
		5,106,536
Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.	85,662	6,674,783
Medtronic PLC	109,600	8,626,616
Zimmer Biomet Holdings, Inc.	24,200	2,626,426
		17,927,825
Health Care Providers & Services - 9.0%
Cigna Group	12,300	4,066,011
CVS Health Corp.	140,530	8,299,702
Elevance Health, Inc.	22,400	12,137,664
HCA Healthcare, Inc.	13,200	4,240,896
Humana, Inc.	8,500	3,176,025
		31,920,298
Insurance - 5.1%
American International Group, Inc.	119,500	8,871,680
Hartford Financial Services Group, Inc.	92,600	9,310,004
		18,181,684
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class A	44,480	8,102,032
IT Services - 0.5%
Amdocs Ltd.	21,500	1,696,780
Machinery - 4.4%
CNH Industrial NV	339,200	3,436,096
Cummins, Inc.	24,100	6,674,013
PACCAR, Inc.	29,650	3,052,171
Stanley Black & Decker, Inc.	33,200	2,652,348
		15,814,628
Media - 3.6%
Comcast Corp. - Class A	231,600	9,069,456
Paramount Global - Class B	105,200	1,093,028
WPP PLC - ADR(b)	55,000	2,517,900
		12,680,384
Multi-Utilities - 1.5%
Dominion Energy, Inc.	106,300	5,208,700
Oil Gas & Consumable Fuels - 8.8%
APA Corp.	413,300	12,167,552
Marathon Oil Corp.	153,400	4,397,978
Murphy Oil Corp.	37,970	1,565,883
Ovintiv, Inc.	107,480	5,037,588
Shell PLC - ADR	110,872	8,002,741
		31,171,742
Personal Care Products - 2.2%
Unilever PLC - ADR	141,900	7,803,081
Pharmaceuticals - 1.0%
GSK PLC - ADR	44,340	1,707,090
Sanofi SA - ADR	39,000	1,892,280
		3,599,370
Software - 0.9%
Oracle Corp.	22,660	3,199,592

The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley Large Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC - ADR		347,444	$3,081,828
TOTAL COMMON STOCKS (Cost $288,594,305)			347,921,229
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(c)		2,032,063	2,032,063

		Par
Time Deposits - 2.1%
Citigroup, Inc., 2.59%, 07/01/2024(d)	EUR	17	18
JPMorgan Chase & Company, 4.68%, 07/01/2024(d)		7,498,174	7,498,174
			7,498,192
TOTAL SHORT-TERM INVESTMENTS (Cost $9,530,254)			9,530,255
TOTAL INVESTMENTS - 100.6%
(Cost $298,124,559)			$357,451,484
Liabilities in Excess of Other Assets - (0.6)%			(1,994,954)
TOTAL NET ASSETS - 100.0%			$355,456,530

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,990,209 which represented 0.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 97.7%
Air Freight & Logistics - 0.6%
FedEx Corp.	8,500	$ 2,548,640
Automobile Components - 7.2%
Adient PLC(a)	472,500	11,675,475
BorgWarner, Inc.	146,500	4,723,160
Goodyear Tire & Rubber Co.(a)	190,100	2,157,635
Lear Corp.	34,400	3,928,824
Magna International, Inc.	204,100	8,551,790
		31,036,884
Automobiles - 0.5%
Harley-Davidson, Inc.	59,700	2,002,338
Banks - 13.3%
Citizens Financial Group, Inc.	507,600	18,288,828
Comerica, Inc.	79,400	4,052,576
First Citizens BancShares, Inc./NC - Class A	2,587	4,355,499
First Horizon Corp.	290,300	4,578,031
KeyCorp	254,100	3,610,761
Popular, Inc.	214,300	18,950,549
Western Alliance Bancorp	57,100	3,587,022
		57,423,266
Capital Markets - 3.7%
Lazard, Inc.	42,000	1,603,560
Northern Trust Corp.	33,000	2,771,340
State Street Corp.	157,700	11,669,800
		16,044,700
Chemicals - 3.2%
Huntsman Corp.	182,800	4,162,356
Olin Corp.	204,400	9,637,460
		13,799,816
Commercial Services & Supplies - 1.7%
Brink’s Co.	73,800	7,557,120
Communications Equipment - 7.7%
F5, Inc.(a)	82,800	14,260,644
Telefonaktiebolaget LM Ericsson - ADR(b)	3,060,100	18,880,817
		33,141,461
Construction & Engineering - 3.6%
Fluor Corp.(a)	360,200	15,686,710
Consumer Finance - 2.0%
Discover Financial Services	34,200	4,473,702
SLM Corp.	206,400	4,291,056
		8,764,758
Electric Utilities - 1.6%
NRG Energy, Inc.	27,100	2,110,006
PPL Corp.	171,200	4,733,680
		6,843,686
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc.(a)	68,800	8,308,288
Energy Equipment & Services - 2.7%
Expro Group Holdings NV(a)	128,483	2,944,830
Halliburton Co.	85,100	2,874,678

	Shares	Value
NOV, Inc.	302,100	$5,742,921
		11,562,429
Entertainment - 1.0%
Warner Bros Discovery, Inc.(a)	604,600	4,498,224
Financial Services - 1.9%
Euronet Worldwide, Inc.(a)	16,100	1,666,350
Fidelity National Information Services, Inc.	84,900	6,398,064
		8,064,414
Food Products - 0.8%
Conagra Brands, Inc.	126,000	3,580,920
Ground Transportation - 1.0%
U-Haul Holding Co.	69,600	4,177,392
Health Care Providers & Services - 4.8%
Centene Corp.(a)	93,200	6,179,160
Humana, Inc.	9,500	3,549,675
Labcorp Holdings, Inc.	10,900	2,218,259
Universal Health Services, Inc. - Class B	48,500	8,969,105
		20,916,199
Hotels, Restaurants & Leisure - 0.8%
Marriott Vacations Worldwide Corp.	37,500	3,274,500
Household Durables - 1.2%
Whirlpool Corp.	51,800	5,293,960
Insurance - 7.0%
American International Group, Inc.	88,400	6,562,816
CNO Financial Group, Inc.	373,000	10,339,560
Enstar Group Ltd.(a)	27,400	8,376,180
Hartford Financial Services Group, Inc.	47,500	4,775,650
		30,054,206
Machinery - 3.2%
Allison Transmission Holdings, Inc.	57,300	4,349,070
CNH Industrial NV	558,700	5,659,631
Stanley Black & Decker, Inc.	49,600	3,962,544
		13,971,245
Media - 1.1%
Omnicom Group, Inc.	27,100	2,430,870
Paramount Global - Class B	236,800	2,460,352
		4,891,222
Multi-Utilities - 1.0%
Dominion Energy, Inc.	87,700	4,297,300
Oil Gas & Consumable Fuels - 16.1%
APA Corp.	710,166	20,907,287
Baytex Energy Corp.(b)	2,449,500	8,524,260
California Resources Corp.	101,900	5,423,118
Cenovus Energy, Inc.	166,400	3,271,424
Crescent Energy Co. - Class A	18,600	220,410
Kosmos Energy Ltd.(a)	3,793,120	21,013,885
Ovintiv, Inc.	96,500	4,522,955
SilverBow Resources, Inc.(a)	147,900	5,595,057
		69,478,396
Personal Care Products - 0.8%
Herbalife Ltd.(a)	315,200	3,274,928

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC(a)	41,400	$4,418,622
Professional Services - 1.4%
ManpowerGroup, Inc.	89,700	6,261,060
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.(a)	20,900	4,290,352
Software - 0.8%
Workday, Inc. - Class A(a)	15,000	3,353,400
Specialty Retail - 1.8%
Lithia Motors, Inc.	8,700	2,196,315
ODP Corp.(a)	145,645	5,719,479
		7,915,794
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.(a)	67,600	2,236,208
Trading Companies & Distributors - 0.8%
WESCO International, Inc.	20,900	3,313,068
TOTAL COMMON STOCKS (Cost $364,987,917)		422,281,506
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Hotel & Resort Real Estate Investment Trusts - 0.1%
Pebblebrook Hotel Trust	43,100	592,625
Office Real Estate Investment Trusts - 0.4%
Vornado Realty Trust	58,000	1,524,820
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,154,657)		2,117,445
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 1.0%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(c)	4,570,645	4,570,645
	Par
Time Deposits - 1.8%
Citigroup, Inc., 4.68%, 07/01/2024(d)	7,629,231	7,629,231
		7,629,231
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,199,876)		12,199,876
TOTAL INVESTMENTS - 101.0%
(Cost $380,342,450)		$436,598,827
Liabilities in Excess of Other Assets - (1.0)%		(4,427,489)
TOTAL NET ASSETS - 100.0%		$432,171,338

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $4,415,573 which represented 1.0% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

6

Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.6%
Automobile Components - 2.5%
Adient PLC(a)	796,600	$19,683,986
Banks - 9.5%
Bank of NT Butterfield & Son Ltd.	372,800	13,092,736
First Hawaiian, Inc.	1,067,200	22,155,072
First Horizon Corp.	444,400	7,008,188
Popular, Inc.	314,300	27,793,549
Synovus Financial Corp.	62,400	2,507,856
WaFd, Inc.	39,498	1,128,853
		73,686,254
Capital Markets - 3.6%
Evercore, Inc. - Class A	7,700	1,604,911
Perella Weinberg Partners	283,700	4,610,125
Stifel Financial Corp.	259,600	21,845,340
		28,060,376
Chemicals - 5.8%
Ecovyst, Inc.(a)	2,959,500	26,546,715
Olin Corp.	391,100	18,440,365
		44,987,080
Commercial Services & Supplies - 2.1%
Brink’s Co.	120,100	12,298,240
MillerKnoll, Inc.	80,800	2,140,392
Quad/Graphics, Inc.	402,700	2,194,715
		16,633,347
Communications Equipment - 8.4%
F5, Inc.(a)	285,100	49,102,773
Telefonaktiebolaget LM Ericsson - ADR(b)	2,568,600	15,848,262
		64,951,035
Construction & Engineering - 3.2%
Fluor Corp.(a)	565,000	24,605,750
Consumer Finance - 2.5%
SLM Corp.	948,100	19,710,999
Electric Utilities - 0.8%
OGE Energy Corp.	166,100	5,929,770
Electronic Equipment, Instruments & Components - 7.1%
Arrow Electronics, Inc.(a)	281,100	33,945,636
Belden, Inc.	146,100	13,704,180
Plexus Corp.(a)	71,600	7,387,688
		55,037,504
Energy Equipment & Services - 5.1%
Expro Group Holdings NV(a)	209,382	4,799,035
NOV, Inc.	1,819,300	34,584,893
		39,383,928
Financial Services - 1.3%
Euronet Worldwide, Inc.(a)	38,600	3,995,100
WEX, Inc.(a)	35,600	6,306,184
		10,301,284
Ground Transportation - 2.4%
U-Haul Holding Co.	305,900	18,360,118
Hotels, Restaurants & Leisure - 3.4%
International Game Technology PLC	234,600	4,799,916
Marriott Vacations Worldwide Corp.	245,900	21,471,988
		26,271,904

	Shares	Value
Insurance - 5.9%
CNO Financial Group, Inc.	121,900	$3,379,068
Enstar Group Ltd.(a)	83,919	25,654,038
Global Indemnity Group LLC - Class A	316,036	9,824,169
Horace Mann Educators Corp.	205,600	6,706,672
		45,563,947
Machinery - 5.1%
Allison Transmission Holdings, Inc.	89,700	6,808,230
Atmus Filtration Technologies, Inc.(a)	267,600	7,701,528
Greenbrier Cos., Inc.	200,500	9,934,775
Miller Industries, Inc./TN	95,800	5,270,916
Timken Co.	125,400	10,048,302
		39,763,751
Media - 6.0%
National CineMedia, Inc.(a)	2,046,800	8,985,452
Stagwell, Inc.(a)	5,524,400	37,676,408
		46,661,860
Multi-Utilities - 1.4%
Avista Corp.	322,500	11,161,725
Oil Gas & Consumable Fuels - 7.5%
APA Corp.	136,408	4,015,851
Baytex Energy Corp.	1,715,186	5,968,847
Berry Corp.	1,814,800	11,723,608
Crescent Energy Co. - Class A	153,200	1,815,420
Kinetik Holdings, Inc.	31,390	1,300,802
Kosmos Energy Ltd.(a)	3,598,300	19,934,582
Murphy Oil Corp.	104,300	4,301,332
NextDecade Corp.(a)	834,900	6,629,106
Range Resources Corp.	83,500	2,799,755
		58,489,303
Personal Care Products - 0.2%
Herbalife Ltd.(a)	142,900	1,484,731
Professional Services - 3.1%
ASGN, Inc.(a)	61,800	5,448,907
Hudson Global, Inc.(a)(c)	147,460	2,449,310
Korn Ferry	39,600	2,658,744
ManpowerGroup, Inc.	199,800	13,946,040
		24,503,001
Real Estate Management & Development - 3.2%
Jones Lang LaSalle, Inc.(a)	109,600	22,498,688
RMR Group, Inc. - Class A	117,400	2,653,240
		25,151,928
Specialty Retail - 4.3%
Lithia Motors, Inc.	22,700	5,730,615
ODP Corp.(a)	357,380	14,034,313
Sonic Automotive, Inc. - Class A	246,600	13,432,302
		33,197,230
Trading Companies & Distributors - 2.2%
Rush Enterprises, Inc. - Class A	135,200	5,660,824
WESCO International, Inc.	70,900	11,239,068
		16,899,892
TOTAL COMMON STOCKS (Cost $645,187,935)		750,480,703

The accompanying notes are an integral part of these financial statements.

7

Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Real Estate Management & Development - 0.6%
Seritage Growth Properties -Class A(a)	1,075,610	$5,023,099
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $16,974,776)		5,023,099
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 1.0%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(d)	8,062,567	8,062,567
	Par
Time Deposits - 2.9%
Citigroup, Inc., 4.68%, 07/01/2024(e)	22,444,666	22,444,666
		22,444,666
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,507,233)		30,507,233
TOTAL INVESTMENTS - 101.1%
(Cost $692,669,944)		$786,011,035
Liabilities in Excess of Other Assets - (1.1)%		(8,780,549)
TOTAL NET ASSETS - 100.0%		$777,230,486

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $7,895,134 which represented 1.0% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

8

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 1.0%
AerSale Corp.(a)	351,800	$2,434,456
Moog, Inc. - Class A	11,200	1,873,760
National Presto Industries, Inc.	20,414	1,533,704
V2X, Inc.(a)	44,955	2,156,042
		7,997,962
Automobile Components - 1.2%
Adient PLC(a)	117,605	2,906,020
Fox Factory Holding Corp.(a)	18,900	910,791
Goodyear Tire & Rubber Co.(a)	260,400	2,955,540
Phinia, Inc.	72,700	2,861,472
		9,633,823
Banks - 20.6%
1st Source Corp.	16,206	868,966
Arrow Financial Corp.	30,200	786,710
Associated Banc-Corp.	156,700	3,314,205
Banc of California, Inc.	263,218	3,363,926
Bank of Marin Bancorp	98,300	1,591,477
BankUnited, Inc.	101,210	2,962,417
BayCom Corp.	36,300	738,705
BCB Bancorp, Inc.	53,500	568,705
Berkshire Hills Bancorp, Inc.	77,100	1,757,880
BOK Financial Corp.	19,200	1,759,488
Bridgewater Bancshares, Inc.(a)	74,590	865,990
Brookline Bancorp, Inc.	380,199	3,174,662
Cambridge Bancorp	38,400	2,649,600
Camden National Corp.	53,516	1,766,028
Capitol Federal Financial, Inc.	302,300	1,659,627
Cathay General Bancorp	45,932	1,732,555
Central Pacific Financial Corp.	124,100	2,630,920
Civista Bancshares, Inc.	39,000	604,110
CNB Financial Corp./PA	36,800	751,088
Columbia Banking System, Inc.	103,700	2,062,593
Community Trust Bancorp, Inc.	39,710	1,733,739
ConnectOne Bancorp, Inc.	170,900	3,228,301
CrossFirst Bankshares, Inc.(a)	124,820	1,749,976
Dime Community Bancshares, Inc.	127,200	2,594,880
Eagle Bancorp, Inc.	186,530	3,525,417
Enterprise Financial Services Corp.	42,700	1,746,857
FB Financial Corp.	20,725	808,897
Financial Institutions, Inc.	39,961	772,046
First Busey Corp.	32,900	796,509
First Business Financial Services, Inc.	21,665	801,388
First Financial Corp./IN	67,763	2,499,099
First Foundation, Inc.	286,000	1,873,300
First Hawaiian, Inc.	160,440	3,330,734
First Internet Bancorp	51,189	1,383,127
First Interstate BancSystem, Inc. - Class A	27,500	763,675
First Merchants Corp.	22,302	742,434
First Mid Bancshares, Inc.	24,100	792,408
First of Long Island Corp.	165,680	1,660,114
Flushing Financial Corp.	216,018	2,840,637
FS Bancorp, Inc.	21,380	779,301
Great Southern Bancorp, Inc.	17,110	951,487
Hanmi Financial Corp.	215,567	3,604,280
Heartland Financial USA, Inc.	42,500	1,889,125
Heritage Commerce Corp.	203,400	1,769,580
Heritage Financial Corp./WA	93,200	1,680,396

	Shares	Value
Hilltop Holdings, Inc.	81,800	$ 2,558,704
Home Bancorp, Inc.	19,700	788,197
Hope Bancorp, Inc.	306,733	3,294,312
Horizon Bancorp, Inc./IN	205,200	2,538,324
Independent Bank Corp./MI	67,300	1,817,100
Independent Bank Group, Inc.	19,800	901,296
Investar Holding Corp.	56,000	862,400
Kearny Financial Corp./MD	291,400	1,792,110
Live Oak Bancshares, Inc.	52,700	1,847,662
Mercantile Bank Corp.	19,400	787,058
MidWestOne Financial Group, Inc.	30,794	692,557
Northeast Bank	13,200	803,352
Northeast Community Bancorp, Inc.	44,800	798,336
Northfield Bancorp, Inc.	262,607	2,489,514
Northrim BanCorp, Inc.	35,384	2,039,534
OceanFirst Financial Corp.	214,310	3,405,386
Pacific Premier Bancorp, Inc.	73,614	1,690,914
Parke Bancorp, Inc.	33,600	584,640
PCB Bancorp	45,100	734,228
Peapack-Gladstone Financial Corp.	71,400	1,617,210
Popular, Inc.	38,700	3,422,241
Preferred Bank/Los Angeles CA	32,700	2,468,523
Premier Financial Corp.	123,360	2,523,946
Primis Financial Corp.	85,856	899,771
Provident Financial Services, Inc.	227,648	3,266,749
RBB Bancorp	53,432	1,005,056
Sandy Spring Bancorp, Inc.	158,400	3,858,624
Shore Bancshares, Inc.	64,512	738,662
Sierra Bancorp	37,800	845,964
Simmons First National Corp. - Class A	188,600	3,315,588
Southern First Bancshares, Inc.(a)	25,177	736,175
Synovus Financial Corp.	82,800	3,327,732
Territorial Bancorp, Inc.	54,352	440,251
Texas Capital Bancshares, Inc.(a)	12,690	775,867
Tompkins Financial Corp.	36,600	1,789,740
Towne Bank/Portsmouth VA	27,400	747,198
TrustCo Bank Corp. NY	89,992	2,589,070
Univest Financial Corp.	127,850	2,918,815
Valley National Bancorp	351,200	2,451,376
Veritex Holdings, Inc.	124,300	2,621,487
WaFd, Inc.	118,234	3,379,128
Washington Trust Bancorp, Inc.	93,930	2,574,621
Zions Bancorp NA	81,600	3,538,992
		162,205,769
Beverages - 0.4%
Duckhorn Portfolio, Inc.(a)	412,000	2,925,200
Building Products - 1.5%
Armstrong World Industries, Inc.	21,600	2,445,984
AZZ, Inc.	41,200	3,182,700
Insteel Industries, Inc.	74,900	2,318,904
Janus International Group, Inc.(a)	58,500	738,855
JELD-WEN Holding, Inc.(a)	108,900	1,466,883
Resideo Technologies, Inc.(a)	88,100	1,723,236
		11,876,562
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.	10,900	1,534,175
Evercore, Inc. - Class A	9,110	1,898,797
Federated Hermes, Inc. - Class B	99,700	3,278,136

The accompanying notes are an integral part of these financial statements.

9

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
Janus Henderson Group PLC	100,400	$3,384,484
Perella Weinberg Partners	126,300	2,052,375
Virtu Financial, Inc. - Class A	127,100	2,853,395
Virtus Investment Partners, Inc.	14,400	3,252,240
		18,253,602
Chemicals - 2.2%
AdvanSix, Inc.	90,500	2,074,260
Alto Ingredients, Inc.(a)	942,400	1,361,768
Cabot Corp.	16,070	1,476,672
Core Molding Technologies, Inc.(a)	44,900	715,706
Ecovyst, Inc.(a)	352,600	3,162,822
Ingevity Corp.(a)	59,300	2,592,003
Innospec, Inc.	20,700	2,558,313
Minerals Technologies, Inc.	37,800	3,143,448
		17,084,992
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	58,100	2,938,117
Brady Corp. - Class A	40,100	2,647,402
Brink’s Co.	20,500	2,099,200
Ennis, Inc.	80,900	1,770,901
Healthcare Services Group, Inc.(a)	228,500	2,417,530
Interface, Inc.	153,000	2,246,040
Quad/Graphics, Inc.	180,000	981,000
UniFirst Corp./MA	4,800	823,344
		15,923,534
Communications Equipment - 0.1%
Aviat Networks, Inc.(a)	26,900	771,761
Construction & Engineering - 0.4%
Primoris Services Corp.	17,453	870,730
Tutor Perini Corp.(a)	113,321	2,468,132
		3,338,862
Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	79,100	3,524,696
Navient Corp.	215,220	3,133,603
SLM Corp.	166,700	3,465,693
		10,123,992
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	47,200	2,341,120
Containers & Packaging - 0.7%
Myers Industries, Inc.	106,500	1,424,970
Silgan Holdings, Inc.	36,800	1,557,744
TriMas Corp.	88,800	2,269,728
		5,252,442
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.(a)	49,700	3,390,037
Graham Holdings Co. - Class B	2,500	1,748,875
		5,138,912
Electric Utilities - 1.7%
ALLETE, Inc.	52,776	3,290,583
Otter Tail Corp.	38,840	3,401,996
PNM Resources, Inc.	88,802	3,282,122
Portland General Electric Co.	79,100	3,420,284
		13,394,985

	Shares	Value
Electrical Equipment - 0.5%
Preformed Line Products Co.	5,027	$626,063
Thermon Group Holdings, Inc.(a)	106,883	3,287,721
		3,913,784
Electronic Equipment, Instruments & Components - 6.0%
Avnet, Inc.	59,600	3,068,804
Belden, Inc.	36,770	3,449,026
Benchmark Electronics, Inc.	28,200	1,112,772
Coherent Corp.(a)	20,300	1,470,938
Crane NXT Co.	55,500	3,408,810
ePlus, Inc.(a)	43,980	3,240,446
IPG Photonics Corp.(a)	37,400	3,156,186
Itron, Inc.(a)	30,100	2,978,696
Kimball Electronics, Inc.(a)	110,400	2,426,592
Methode Electronics, Inc.	274,900	2,845,215
OSI Systems, Inc.(a)	12,400	1,705,248
Plexus Corp.(a)	29,423	3,035,865
Sanmina Corp.(a)	47,395	3,139,919
ScanSource, Inc.(a)	45,233	2,004,274
TTM Technologies, Inc.(a)	174,000	3,380,820
Vishay Intertechnology, Inc.	150,226	3,350,040
Vontier Corp.	83,200	3,178,240
		46,951,891
Energy Equipment & Services - 4.1%
Cactus, Inc. - Class A	61,700	3,254,058
Core Laboratories, Inc.	98,400	1,996,536
Dril-Quip, Inc.(a)	126,600	2,354,760
Expro Group Holdings NV(a)	149,903	3,435,777
Forum Energy Technologies, Inc.(a)	40,944	690,316
Helix Energy Solutions Group, Inc.(a)	161,700	1,930,698
Liberty Energy, Inc.	113,400	2,368,926
National Energy Services Reunited Corp.(a)	400,000	3,800,000
Newpark Resources, Inc.(a)	210,400	1,748,424
Precision Drilling Corp.(a)	48,700	3,425,558
ProFrac Holding Corp. - Class A(a)	106,100	786,201
ProPetro Holding Corp.(a)	296,350	2,569,354
Select Water Solutions, Inc.	108,400	1,159,880
Solaris Oilfield Infrastructure, Inc. - Class A	311,100	2,669,238
		32,189,726
Financial Services - 3.2%
Enact Holdings, Inc.	95,700	2,934,162
Essent Group Ltd.	59,300	3,332,067
Euronet Worldwide, Inc.(a)	16,400	1,697,400
Merchants Bancorp/IN	58,800	2,383,752
MGIC Investment Corp.	161,600	3,482,480
Mr Cooper Group, Inc.(a)	31,300	2,542,499
NCR Atleos Corp.(a)	72,800	1,967,056
NMI Holdings, Inc. - Class A(a)	107,600	3,662,704
Radian Group, Inc.	92,700	2,882,970
		24,885,090
Food Products - 0.8%
B&G Foods, Inc.	258,500	2,088,680
Cal-Maine Foods, Inc.	16,500	1,008,315
Hain Celestial Group, Inc.(a)	209,900	1,450,409
WK Kellogg Co.	85,700	1,410,622
		5,958,026

The accompanying notes are an integral part of these financial statements.

10

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas Utilities - 1.6%
Northwest Natural Holding Co.	89,300	$3,224,623
ONE Gas, Inc.	53,300	3,403,205
Southwest Gas Holdings, Inc.	43,300	3,047,454
Spire, Inc.	54,873	3,332,437
		13,007,719
Ground Transportation - 0.6%
Heartland Express, Inc.	224,000	2,761,920
Marten Transport Ltd.	84,400	1,557,180
PAM Transportation Services, Inc.(a)	34,517	599,560
		4,918,660
Health Care Equipment & Supplies - 0.7%
Inmode Ltd.(a)	174,500	3,182,880
Utah Medical Products, Inc.	9,900	661,419
Zynex, Inc.(a)(b)	164,000	1,528,480
		5,372,779
Health Care Providers & Services - 0.3%
Select Medical Holdings Corp.	72,000	2,524,320
Health Care Technology - 0.2%
TruBridge, Inc.(a)(b)	177,900	1,779,000
Hotels, Restaurants & Leisure - 4.2%
Accel Entertainment, Inc.(a)	238,400	2,445,984
Bloomin’ Brands, Inc.	116,105	2,232,699
Brinker International, Inc.(a)	34,970	2,531,478
Dave & Buster’s Entertainment, Inc.(a)	50,200	1,998,462
Denny’s Corp.(a)	215,900	1,532,890
Dine Brands Global, Inc.	64,500	2,334,900
El Pollo Loco Holdings, Inc.(a)	173,100	1,957,761
Everi Holdings, Inc.(a)	285,700	2,399,880
Hilton Grand Vacations, Inc.(a)	57,300	2,316,639
Marriott Vacations Worldwide Corp.	35,500	3,099,860
Monarch Casino & Resort, Inc.	34,900	2,377,737
Six Flags Entertainment Corp.	31,900	1,057,166
Travel + Leisure Co.	75,080	3,377,099
United Parks & Resorts, Inc.(a)	63,900	3,470,409
		33,132,964
Household Durables - 2.0%
Century Communities, Inc.	27,996	2,286,153
Green Brick Partners, Inc.(a)	32,750	1,874,610
KB Home	30,800	2,161,544
La-Z-Boy, Inc.	70,800	2,639,424
Leggett & Platt, Inc.	139,100	1,594,086
M/I Homes, Inc.(a)	20,423	2,494,465
Tri Pointe Homes, Inc.(a)	50,687	1,888,091
Worthington Enterprises, Inc.	14,350	679,186
		15,617,559
Household Products - 0.5%
Central Garden & Pet Co.(a)	40,200	1,547,700
Energizer Holdings, Inc.	82,100	2,425,234
		3,972,934
Insurance - 5.5%
Ambac Financial Group, Inc.(a)	160,100	2,052,482
Assured Guaranty Ltd.	40,500	3,124,575
Axis Capital Holdings Ltd.	44,700	3,158,055

	Shares	Value
Brighthouse Financial, Inc.(a)	56,000	$2,427,040
CNO Financial Group, Inc.	102,486	2,840,912
Employers Holdings, Inc.	75,535	3,220,057
Enstar Group Ltd.(a)	11,139	3,405,192
Hanover Insurance Group, Inc.	18,400	2,308,096
Horace Mann Educators Corp.	94,314	3,076,523
Kemper Corp.	55,400	3,286,882
Lincoln National Corp.	50,000	1,555,000
Mercury General Corp.	31,400	1,668,596
ProAssurance Corp.(a)	118,500	1,448,070
Safety Insurance Group, Inc.	21,200	1,590,636
SiriusPoint Ltd.(a)	129,978	1,585,732
Stewart Information Services Corp.	52,300	3,246,784
White Mountains Insurance Group Ltd.	1,900	3,453,155
		43,447,787
IT Services - 0.4%
DXC Technology Co.(a)	161,200	3,077,308
Leisure Products - 0.8%
JAKKS Pacific, Inc.(a)	91,767	1,643,547
Johnson Outdoors, Inc. - Class A	39,200	1,371,216
Vista Outdoor, Inc.(a)	96,500	3,633,225
		6,647,988
Machinery - 4.8%
Albany International Corp. - Class A	17,000	1,435,650
Atmus Filtration Technologies, Inc.(a)	107,400	3,090,972
Barnes Group, Inc.	84,300	3,490,863
Blue Bird Corp.(a)	9,500	511,575
Columbus McKinnon Corp./NY	59,500	2,055,130
Douglas Dynamics, Inc.	29,000	678,600
Enerpac Tool Group Corp.	34,500	1,317,210
Flowserve Corp.	60,200	2,895,620
Gates Industrial Corp. PLC(a)	185,000	2,924,850
Greenbrier Cos., Inc.	60,599	3,002,681
Hillenbrand, Inc.	73,520	2,942,270
Kennametal, Inc.	27,500	647,350
Lindsay Corp.	14,000	1,720,320
Miller Industries, Inc./TN	15,420	848,408
Mueller Industries, Inc.	55,900	3,182,946
Mueller Water Products, Inc. - Class A	132,800	2,379,776
REV Group, Inc.	61,400	1,528,246
Tennant Co.	8,900	876,116
Wabash National Corp.	110,582	2,415,111
		37,943,694
Media - 0.9%
Emerald Holding, Inc.(a)(b)	169,050	961,894
Stagwell, Inc.(a)	466,300	3,180,166
TEGNA, Inc.	222,867	3,106,766
		7,248,826
Metals & Mining - 0.9%
Compass Minerals International, Inc.	185,700	1,918,281
Haynes International, Inc.	14,900	874,630
Kaiser Aluminum Corp.	35,267	3,099,969
Tredegar Corp.	289,420	1,386,322
		7,279,202
Multi-Utilities - 1.3%
Avista Corp.	95,861	3,317,749
Black Hills Corp.	61,900	3,366,122

The accompanying notes are an integral part of these financial statements.

11

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-Utilities - (Continued)
Northwestern Energy Group, Inc.	65,700	$3,290,256
		9,974,127
Oil Gas & Consumable Fuels - 5.3%
Baytex Energy Corp.	896,642	3,120,314
Berry Corp.	476,570	3,078,642
California Resources Corp.	69,000	3,672,180
Crescent Energy Co. - Class A	278,200	3,296,670
Equitrans Midstream Corp.	203,100	2,636,238
Kinetik Holdings, Inc.	39,540	1,638,538
Kosmos Energy Ltd.(a)	510,513	2,828,242
Northern Oil & Gas, Inc.	81,200	3,018,204
Par Pacific Holdings, Inc.(a)	92,700	2,340,675
REX American Resources Corp.(a)	20,934	954,381
SilverBow Resources, Inc.(a)	75,000	2,837,250
Talos Energy, Inc.(a)	283,000	3,438,450
VAALCO Energy, Inc.	388,100	2,433,387
Vertex Energy, Inc.(a)(b)	568,300	536,873
Vital Energy, Inc.(a)	68,100	3,052,242
World Kinect Corp.	127,524	3,290,119
		42,172,405
Paper & Forest Products - 0.4%
Mercer International, Inc.	185,900	1,587,586
Sylvamo Corp.	18,700	1,282,820
		2,870,406
Passenger Airlines - 0.5%
Alaska Air Group, Inc.(a)	67,000	2,706,800
JetBlue Airways Corp.(a)	157,800	961,002
		3,667,802
Personal Care Products - 1.1%
Edgewell Personal Care Co.	67,100	2,696,749
Herbalife Ltd.(a)	249,900	2,596,461
Medifast, Inc.	89,500	1,952,890
Nu Skin Enterprises, Inc. - Class A	131,550	1,386,537
		8,632,637
Pharmaceuticals - 0.4%
Phibro Animal Health Corp. - Class A	92,300	1,547,871
SIGA Technologies, Inc.	218,693	1,659,880
		3,207,751
Professional Services - 3.3%
Concentrix Corp.	53,500	3,385,480
Heidrick & Struggles International, Inc.	61,910	1,955,118
Kforce, Inc.	40,500	2,516,265
Korn Ferry	49,656	3,333,904
ManpowerGroup, Inc.	45,100	3,147,980
Maximus, Inc.	38,800	3,325,160
Resources Connection, Inc.	218,685	2,414,282
TrueBlue, Inc.(a)	300,600	3,096,180
TTEC Holdings, Inc.	119,800	704,424
Verra Mobility Corp.(a)	72,000	1,958,400
		25,837,193
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC(a)	325,500	3,385,200

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc.(a)	21,300	$2,719,158
Diodes, Inc.(a)	45,849	3,297,919
NVE Corp.	20,200	1,508,738
Photronics, Inc.(a)	90,000	2,220,300
Semtech Corp.(a)	69,100	2,064,708
		11,810,823
Software - 0.5%
ACI Worldwide, Inc.(a)	93,300	3,693,747
Specialty Retail - 4.3%
Aaron’s Co., Inc.	250,600	2,500,988
Advance Auto Parts, Inc.	24,300	1,538,919
Asbury Automotive Group, Inc.(a)	11,464	2,612,302
Designer Brands, Inc. - Class A	185,600	1,267,648
Genesco, Inc.(a)	61,030	1,578,236
Group 1 Automotive, Inc.	10,528	3,129,764
Haverty Furniture Cos., Inc.	85,800	2,169,882
Hibbett, Inc.	31,473	2,744,760
Leslie’s, Inc.(a)	430,500	1,803,795
MarineMax, Inc.(a)	87,900	2,845,323
OneWater Marine, Inc. - Class A(a)(b)	70,100	1,932,657
PetMed Express, Inc.(b)	338,500	1,370,925
Revolve Group, Inc.(a)	53,300	848,003
Signet Jewelers Ltd.	24,300	2,176,794
Sonic Automotive, Inc. - Class A	50,550	2,753,458
Upbound Group, Inc.	47,700	1,464,390
Zumiez, Inc.(a)	54,200	1,055,816
		33,793,660
Technology Hardware, Storage & Peripherals - 0.1%
CPI Card Group, Inc.(a)	43,300	1,179,925
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	22,200	1,375,734
G-III Apparel Group Ltd.(a)	86,640	2,345,345
Hanesbrands, Inc.(a)	344,600	1,698,878
Kontoor Brands, Inc.	26,700	1,766,205
Oxford Industries, Inc.	6,800	681,020
Steven Madden Ltd.	46,200	1,954,260
		9,821,442
Trading Companies & Distributors - 1.0%
DNOW, Inc.(a)	66,300	910,299
Global Industrial Co.	23,957	751,291
MRC Global, Inc.(a)	66,400	857,224
Rush Enterprises, Inc. - Class A	72,670	3,042,693
Titan Machinery, Inc.(a)	132,500	2,106,750
		7,668,257
TOTAL COMMON STOCKS (Cost $705,264,294)		753,848,150
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Diversified Real Estate Investment Trusts - 0.4%
Empire State Realty Trust, Inc. - Class A	353,400	3,314,892

The accompanying notes are an integral part of these financial statements.

12

Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Coninued)
Hotel & Resort Real Estate Investment Trusts - 0.8%
Park Hotels & Resorts, Inc.	209,300	$3,135,314
Pebblebrook Hotel Trust	233,400	3,209,250
		6,344,564
Mortgage Real Estate Investment Trusts - 1.0%
Apollo Commercial Real Estate Finance, Inc.	148,500	1,453,815
Ares Commercial Real Estate Corp.	239,700	1,594,005
BrightSpire Capital, Inc.	253,800	1,446,660
Granite Point Mortgage Trust, Inc.	394,100	1,170,477
Great Ajax Corp.	203,734	727,331
TPG RE Finance Trust, Inc.	190,600	1,646,784
		8,039,072
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A(a)	393,348	1,836,935
Retail Real Estate Investment Trusts - 0.3%
Alexander’s, Inc.	11,600	2,608,376
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,735,965)		22,143,839
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(c)	2,793,676	2,793,676
	Par
Time Deposits - 1.3%
Citigroup, Inc., 4.68%, 07/01/2024(d)	10,548,492	10,548,492
TOTAL SHORT-TERM INVESTMENTS (Cost $13,342,168)		13,342,168
TOTAL INVESTMENTS - 100.1% (Cost $744,342,428)		$789,334,157
Liabilities in Excess of Other Assets - (0.1)%		(764,234)
TOTAL NET ASSETS - 100.0%		$788,569,923

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,693,492 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

13

Hotchkis & Wiley Global Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 4.2%
Airbus SE	4,700	$ 645,060
Babcock International Group PLC	103,400	683,146
BAE Systems PLC	16,059	267,488
		1,595,694
Air Freight & Logistics - 1.9%
FedEx Corp.	2,360	707,622
Automobile Components - 1.6%
Magna International, Inc.	14,311	599,631
Automobiles - 1.9%
General Motors Co.	15,545	722,221
Banks - 14.5%
BNP Paribas SA	8,756	559,965
Citigroup, Inc.	14,704	933,116
Citizens Financial Group, Inc.	14,700	529,641
ING Groep NV	21,656	372,108
Lloyds Banking Group PLC	847,400	584,462
NatWest Group PLC	142,300	559,819
Popular, Inc.	6,300	557,109
Societe Generale SA	14,093	331,342
US Bancorp	7,500	297,750
Wells Fargo & Co.	12,130	720,401
		5,445,713
Beverages - 1.8%
Heineken Holding NV	8,400	662,086
Capital Markets - 1.5%
Bank of New York Mellon Corp.	4,600	275,494
Goldman Sachs Group, Inc.	640	289,485
		564,979
Chemicals - 2.4%
Akzo Nobel NV	6,100	371,791
Nippon Sanso Holdings Corp.	18,300	543,457
		915,248
Communications Equipment - 8.4%
F5, Inc.(a)	8,300	1,429,509
Telefonaktiebolaget LM Ericsson - ADR	276,972	1,708,917
		3,138,426
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.(a)	3,000	362,280
Energy Equipment & Services - 3.1%
Baker Hughes Co.	17,500	615,475
NOV, Inc.	29,469	560,206
		1,175,681
Financial Services - 4.4%
Euronet Worldwide, Inc.(a)	3,600	372,600
Fidelity National Information Services, Inc.	10,600	798,816
Worldline SA/France(a)(b)	45,400	494,753
		1,666,169
Ground Transportation - 0.9%
U-Haul Holding Co.	5,715	343,014

	Shares	Value
Health Care Equipment & Supplies - 5.4%
GE HealthCare Technologies, Inc.	9,578	$ 746,318
Koninklijke Philips NV(a)	15,821	397,875
Medtronic PLC	11,300	889,423
		2,033,616
Health Care Providers & Services - 6.4%
CVS Health Corp.	16,300	962,678
Elevance Health, Inc.	2,105	1,140,615
Humana, Inc.	800	298,920
		2,402,213
Hotels, Restaurants & Leisure - 2.5%
Accor SA	20,500	838,840
Entain PLC	14,400	114,187
		953,027
Household Products - 1.9%
Henkel AG & Co. KGaA	9,100	715,962
Industrial Conglomerates - 2.5%
Siemens AG	5,000	930,628
Insurance - 3.9%
American International Group, Inc.	10,969	814,339
Hartford Financial Services Group, Inc.	6,500	653,510
		1,467,849
Interactive Media & Services - 3.0%
Alphabet, Inc. - Class A	6,100	1,111,115
Machinery - 2.8%
CNH Industrial NV	35,800	362,654
Cummins, Inc.	2,550	706,172
		1,068,826
Media - 4.0%
Comcast Corp. - Class A	19,800	775,368
WPP PLC	80,300	735,278
		1,510,646
Oil Gas & Consumable Fuels - 6.0%
APA Corp.	25,400	747,776
Baytex Energy Corp.	38,900	134,780
Kosmos Energy Ltd.(a)	72,300	400,542
Ovintiv, Inc.	3,800	178,106
Shell PLC - ADR	11,100	801,198
		2,262,402
Passenger Airlines - 1.1%
Qantas Airways Ltd.(a)	106,500	414,468
Personal Care Products - 1.0%
Unilever PLC	7,100	389,699
Professional Services - 1.8%
Randstad NV	15,000	681,038
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc.	1,900	249,907
Software - 3.8%
Workday, Inc. - Class A(a)	6,300	1,408,428
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co. Ltd.	15,000	882,807

The accompanying notes are an integral part of these financial statements.

14

Hotchkis & Wiley Global Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR		30,372	$269,400
TOTAL COMMON STOCKS (Cost $31,406,968)			36,650,795
		Par
SHORT-TERM INVESTMENTS - 2.7%
Time Deposits - 2.7%
Citigroup, Inc., 2.59%, 07/01/2024(c)	EUR	7	7
JPMorgan Chase & Company, 4.68%, 07/01/2024(c)		1,010,144	1,010,144
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,151)			1,010,151
TOTAL INVESTMENTS - 100.2% (Cost $32,417,119)			$37,660,946
Liabilities in Excess of Other Assets - (0.2)%			(80,912)
TOTAL NET ASSETS - 100.0%			$37,580,034

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $494,753 or 1.3% of the Fund’s net assets.

(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
Allocation of Portfolio Holdings by Country as of June 30, 2024

(% of Net Assets)
United States	56.4%
United Kingdom	9.6%
France	7.6%
Netherlands	6.6%
Sweden	4.5%
Germany	4.4%
Korea	2.4%
Canada	2.0%
Puerto Rico	1.5%
Cash & Other	5.0%
100.0%

The accompanying notes are an integral part of these financial statements.

15

Hotchkis & Wiley International Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 7.2%
Airbus SE	705	$ 96,759
Babcock International Group PLC	19,100	126,191
BAE Systems PLC	2,290	38,143
		261,093
Automobile Components - 3.1%
Bayerische Motoren Werke AG	376	33,201
Magna International, Inc.	1,947	81,579
		114,780
Banks - 17.2%
ABN AMRO Bank NV(a)	3,400	55,840
Barclays PLC	22,417	59,235
BNP Paribas SA	1,574	100,661
ING Groep NV	5,907	101,498
Lloyds Banking Group PLC	172,800	119,182
NatWest Group PLC	18,814	74,016
Societe Generale SA	3,341	78,551
UniCredit SpA	1,005	37,191
		626,174
Beverages - 5.2%
Britvic PLC	2,700	40,333
Coca-Cola Europacific Partners PLC	550	40,079
Heineken Holding NV	1,387	109,323
		189,735
Chemicals - 7.9%
Akzo Nobel NV	1,510	92,034
Fuso Chemical Co. Ltd.	3,900	99,866
Nippon Sanso Holdings Corp.	3,300	98,000
		289,900
Communications Equipment - 5.7%
Nokia Oyj	4,300	16,366
Telefonaktiebolaget LM Ericsson - Class B	30,644	190,214
		206,580
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	5,738	22,164
Energy Equipment & Services - 1.1%
Subsea 7 SA	2,200	41,286
Financial Services - 1.9%
Worldline SA/France(a)(b)	6,200	67,565
Food Products - 0.7%
JDE Peet’s NV	1,330	26,527
Health Care Equipment & Supplies - 4.3%
Koninklijke Philips NV(b)	2,680	67,398
Medtronic PLC	1,115	87,762
		155,160
Hotels, Restaurants & Leisure - 4.0%
Accor SA	2,080	85,112
Entain PLC	2,900	22,996
Lottomatica Group SpA	3,000	36,209
		144,317

	Shares	Value
Household Products - 3.3%
Henkel AG & Co. KGaA	1,510	$118,802
Industrial Conglomerates - 5.1%
Siemens AG	810	150,762
Smiths Group PLC	1,700	36,578
		187,340
Insurance - 2.0%
Tokio Marine Holdings, Inc.	1,100	41,337
Zurich Insurance Group AG	59	31,429
		72,766
IT Services - 0.8%
Capgemini SE	150	29,796
Machinery - 0.5%
CNH Industrial NV	1,693	17,150
Media - 3.6%
RTL Group SA	740	22,469
WPP PLC	12,000	109,880
		132,349
Oil Gas & Consumable Fuels - 10.4%
Baytex Energy Corp.	8,500	29,451
Cenovus Energy, Inc.	1,670	32,825
Kosmos Energy Ltd.(b)	15,618	86,524
Parkland Corp.	510	14,296
Shell PLC	3,787	136,470
Suncor Energy, Inc.	1,200	45,744
TotalEnergies SE	505	33,811
		379,121
Passenger Airlines - 2.8%
Qantas Airways Ltd.(b)	26,700	103,909
Personal Care Products - 1.1%
Unilever PLC	718	39,409
Pharmaceuticals - 0.9%
GSK PLC	1,747	33,602
Professional Services - 2.7%
Randstad NV	2,150	97,616
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	220	38,238
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd.	2,180	128,301
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	52,546	46,495
TOTAL COMMON STOCKS
(Cost $3,138,081)		3,570,175

The accompanying notes are an integral part of these financial statements.

16

Hotchkis & Wiley International Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
SHORT-TERM INVESTMENTS - 2.4%
Time Deposits - 2.4%
Citigroup, Inc., 4.68%, 07/01/2024(c)	87,658	$87,658
TOTAL SHORT-TERM INVESTMENTS
(Cost $87,658)		87,658
TOTAL INVESTMENTS - 100.3%
(Cost $3,225,739)		$3,657,833
Liabilities in Excess of Other Assets - (0.3)%		(10,854)
TOTAL NET ASSETS - 100.0%		$3,646,979

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $123,405 or 3.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
Allocation of Portfolio Holdings by Country as of June 30, 2024

(% of Net Assets)
United Kingdom	22.4%
Netherlands	15.1%
France	13.6%
United States	9.9%
Germany	8.3%
Japan	6.6%
Canada	5.6%
Sweden	5.2%
Korea	3.5%
Cash & Other	9.8%
100.0%

The accompanying notes are an integral part of these financial statements.

17

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.2%
Austal Ltd.	10,300	$17,081
Babcock International Group PLC	5,900	38,980
QinetiQ Group PLC	7,700	42,996
		99,057
Air Freight & Logistics - 1.4%
bpost SA	11,500	37,256
Hamakyorex Co. Ltd.	1,000	27,508
Trancom Co. Ltd.	1,100	44,764
		109,528
Automobile Components - 2.3%
Exco Technologies Ltd.	2,800	16,272
Gestamp Automocion SA(a)	8,500	25,252
Linamar Corp.	470	22,843
Opmobility	1,600	15,571
Pacific Industrial Co. Ltd.	1,700	16,039
Toyota Boshoku Corp.	2,900	38,517
TS Tech Co. Ltd.	3,300	39,174
Valeo SE	1,300	13,901
		187,569
Automobiles - 0.3%
Kabe Group AB - Class B	600	20,606
Banks - 9.6%
Aozora Bank Ltd.	2,600	42,593
Awa Bank Ltd.	2,400	42,435
Banca Sistema SpA(a)	14,300	21,931
Banco di Desio e della Brianza SpA	3,000	14,104
Bank Danamon Indonesia Tbk PT	152,300	23,984
Bank of East Asia Ltd.	30,578	38,776
Basellandschaftliche Kantonalbank	26	24,414
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	700	12,819
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	160	12,766
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	120	8,189
Caisse Regionale de Credit Agricole Mutuel Nord de France	800	10,626
Canadian Western Bank	2,100	66,590
Dah Sing Financial Holdings Ltd.	13,600	37,838
First Bank of Toyama Ltd.	2,300	18,340
Heartland Group Holdings Ltd.	40,500	24,432
Iyogin Holdings, Inc.	2,800	26,092
MyState Ltd.	6,800	16,924
Norion Bank AB(b)	6,200	25,633
Oma Saastopankki Oyj	1,000	15,395
Raiffeisen Bank International AG	2,200	38,008
Spar Nord Bank AS	1,300	25,029
SpareBank 1 Nord Norge	1,700	15,785
Sparebank 1 Oestlandet	2,000	25,403
SpareBank 1 SR-Bank ASA	1,300	15,922
Sparebanken More	2,100	16,558
Sparebanken Vest	3,400	39,818
Sparekassen Sjaelland-Fyn AS	500	16,165
Suruga Bank Ltd.	3,800	25,080
TOMONY Holdings, Inc.	9,900	26,055
Unicaja Banco SA(a)	17,500	24,060

	Shares	Value
Vestjysk Bank AS	37,700	$24,243
		776,007
Beverages - 0.6%
AG Barr PLC	2,100	15,923
Britvic PLC	1,900	28,383
		44,306
Building Products - 0.4%
Sanko Metal Industrial Co. Ltd.	600	17,055
Schweiter Technologies AG	30	13,306
		30,361
Capital Markets - 3.7%
AGF Management Ltd. - Class B	3,900	24,089
Altshuler Shaham Finance Ltd.	12,700	16,294
AURELIUS Equity Opportunities SE & Co. KGaA	1,100	17,011
Azimut Holding SpA	913	21,518
CI Financial Corp.	2,400	25,262
HS Holdings Co. Ltd.	4,100	25,258
IG Group Holdings PLC	2,500	25,895
JAFCO Group Co. ltd	2,100	24,838
Jupiter Fund Management PLC	38,050	36,892
Man Group PLC/Jersey	12,500	38,193
Plus500 Ltd.	1,500	43,123
		298,373
Chemicals - 2.5%
C Uyemura & Co. Ltd.	400	27,785
Dai Nippon Toryo Co. Ltd.	5,400	44,452
Fuso Chemical Co. Ltd.	1,700	43,531
Soken Chemical & Engineering Co. Ltd.	1,400	23,761
Tessenderlo Group SA	917	23,235
Zeon Corp.	4,800	39,941
		202,705
Commercial Services & Supplies - 1.6%
Aeon Delight Co. Ltd.	1,700	42,227
Dexterra Group, Inc.	4,100	16,034
DO & CO AG	150	26,702
Downer EDI Ltd.	10,300	31,593
ISS AS	900	15,453
		132,009
Communications Equipment - 0.4%
Evertz Technologies Ltd.	1,500	13,596
Ituran Location and Control Ltd.	650	16,016
		29,612
Construction & Engineering - 1.4%
Aecon Group, Inc.	1,500	18,618
Costain Group PLC	15,400	16,508
Fukuda Corp.	400	14,578
Hazama Ando Corp.	2,300	16,698
JGC Holdings Corp.	1,800	14,150
Novac Co. Ltd.	900	16,669
NRW Holdings Ltd.	8,000	16,400
		113,621
Construction Materials - 1.0%
Cementir Holding NV	1,500	14,974
Forterra PLC(a)	18,911	37,818
Shinagawa Refractories Co. Ltd.	1,900	23,565
		76,357

The accompanying notes are an integral part of these financial statements.

18

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Finance - 1.2%
Hoist Finance AB(a)(b)	4,900	$24,780
International Personal Finance PLC	17,200	27,703
Resurs Holding AB(a)	14,800	31,977
Solvar Ltd.	19,100	14,537
		98,997
Consumer Staples Distribution & Retail - 0.6%
MARR SpA	2,000	26,039
Orsero SpA	1,800	24,188
		50,227
Containers & Packaging - 1.1%
Fuji Seal International, Inc.	1,700	26,156
Mayr Melnhof Karton AG	200	24,126
Vetropack Holding AG	1,130	40,750
		91,032
Distributors - 0.3%
Inchcape PLC	2,400	22,553
Diversified Consumer Services - 0.3%
San Holdings, Inc.	3,300	24,258
Electric Utilities - 0.5%
Elmera Group ASA(a)	13,500	40,840
Electrical Equipment - 0.9%
Endo Lighting Corp.	4,000	38,343
Innovatec SpA(b)	35,500	37,702
		76,045
Electronic Equipment, Instruments & Components - 3.0%
Daitron Co. Ltd.	2,100	37,981
Esprinet SpA(b)	3,000	16,395
Horiba Ltd.	500	40,556
Nihon Dempa Kogyo Co. Ltd.	3,500	31,366
Sesa SpA	200	24,710
Shibaura Electronics Co. Ltd.	1,200	24,135
Shinko Shoji Co. Ltd.	4,100	24,087
Sun-Wa Technos Corp.	2,900	41,300
		240,530
Energy Equipment & Services - 2.1%
Aker Solutions ASA	3,200	13,261
CES Energy Solutions Corp.	5,000	28,142
Enerflex Ltd.	3,000	16,184
Expro Group Holdings NV(b)	733	16,800
Pason Systems, Inc.	1,600	21,555
SBM Offshore NV	1,100	16,835
Schoeller-Bleckmann Oilfield Equipment AG	370	14,951
STEP Energy Services Ltd.(a)(b)	5,600	16,701
Technip Energies NV	1,000	22,466
		166,895
Financial Services - 4.4%
Australian Finance Group Ltd.	16,800	15,487
Banca IFIS SpA	2,000	41,534
Corp. Financiera Alba SA	300	16,386
Financial Partners Group Co. Ltd.	3,300	46,130

	Shares	Value
GRENKE AG	1,100	$24,216
Kinnevik AB(b)	3,500	28,649
MCAN Mortgage Corp. (Acquired 05/29/2024 – 05/29/2024, Cost $24,434)(d)	2,100	24,714
OFX Group Ltd.(b)	30,200	44,376
OSB Group PLC	6,900	37,269
PayPoint PLC	2,400	19,424
Peugeot Invest SA	200	19,307
Worldline SA/France(a)(b)	3,100	33,783
		351,275
Food Products - 2.6%
Austevoll Seafood ASA	2,800	21,655
Cloetta AB - Class B	9,200	17,860
Elders Ltd.	4,600	24,950
Lassonde Industries, Inc. - Class A (Acquired (05/11/2022 – 06/28/2023, Cost $11,423)(d)	130	14,673
Nihon Shokuhin Kako Co. Ltd.	1,300	23,677
Origin Enterprises PLC	7,500	25,845
Premier Foods PLC	12,300	24,691
S Foods, Inc.	900	16,329
Savencia SA	230	12,563
Suedzucker AG	1,700	24,772
		207,015
Gas Utilities - 0.5%
Italgas SpA	7,900	39,013
Ground Transportation - 0.7%
Lindsay Australia Ltd.	41,117	24,119
Sakai Moving Service Co. Ltd.	1,100	17,461
Zigup PLC	3,000	15,961
		57,541
Health Care Equipment & Supplies - 1.6%
El.En. SpA	2,200	22,089
Japan Lifeline Co. Ltd.	5,800	40,899
Paramount Bed Holdings Co. Ltd.	2,500	42,396
Riverstone Holdings Ltd.	36,900	26,333
		131,717
Health Care Providers & Services - 0.9%
Charm Care Corp. KK	4,200	40,145
Oriola Oyj - Class B	16,200	15,715
Toho Holdings Co. Ltd.	700	18,359
		74,219
Health Care Real Estate Investment Trusts - 0.5%
NorthWest Healthcare Properties Real Estate Investment Trust	11,200	38,151
Health Care Technology - 0.4%
Software Service, Inc.	400	35,300
Hotels, Restaurants & Leisure - 0.6%
Fast Fitness Japan, Inc.	5,200	46,647
Household Durables - 0.5%
Kaufman & Broad SA	500	13,740
MJ Gleeson PLC	2,300	14,950
Redrow PLC	1,800	15,173
		43,863

The accompanying notes are an integral part of these financial statements.

19

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 7.1%
Beazley PLC	4,900	$43,764
Brookfield Reinsurance Ltd. (b)	1,000	41,629
Chesnara PLC	5,200	16,236
Coface SA	2,700	37,589
Direct Line Insurance Group PLC	9,500	24,088
FBD Holdings PLC	1,700	23,213
Grupo Catalana Occidente SA	1,000	40,450
Harel Insurance Investments & Financial Services Ltd.	2,000	16,000
Hiscox Ltd.	1,700	24,676
IDI Insurance Co. Ltd.	600	15,462
Just Group PLC	20,000	26,547
Lancashire Holdings Ltd.	5,400	41,912
Menora Mivtachim Holdings Ltd.	600	14,376
Phoenix Holdings Ltd.	4,400	40,011
Protector Forsikring ASA	700	16,816
SCOR SE	1,400	35,488
Solid Forsakring AB	2,000	16,398
Steadfast Group Ltd.	6,700	27,498
Unipol Gruppo SpA	4,000	39,669
Vienna Insurance Group AG Wiener Versicherung Gruppe	460	14,996
Wuestenrot & Wuerttembergische AG	1,100	15,503
		572,321
IT Services - 4.0%
Argo Graphics, Inc.	600	17,919
Aubay	340	13,565
Computacenter PLC	700	25,294
Digital Hearts Holdings Co. Ltd.	2,400	15,534
Future Corp.	4,400	41,950
GFT Technologies SE	1,410	37,542
Indra Sistemas SA	1,100	22,588
Itfor, Inc.	2,800	25,155
KNOW IT AB	800	12,560
Mitsubishi Research Institute, Inc.	800	24,809
Pole To Win Holdings, Inc.	8,600	26,059
SB Technology Corp.	2,200	40,195
Sopra Steria Group	100	19,446
		322,616
Leisure Products - 2.2%
Catana Group	7,100	32,674
Fountaine Pajot SA	100	10,870
Furyu Corp.	3,900	25,539
GLOBERIDE, Inc.	3,400	45,292
Kawai Musical Instruments Manufacturing Co. Ltd.	2,000	39,770
Spin Master Corp.(a)	1,200	24,727
		178,872
Machinery - 9.0%
Bucher Industries AG	60	24,135
Danieli & C Officine Meccaniche SpA	900	25,601
Duerr AG	1,490	31,532
Hokuetsu Industries Co. Ltd.	1,900	28,357
Iveco Group NV	2,000	22,396
Komax Holding AG	140	20,270
Luxfer Holdings PLC	1,400	16,226

	Shares	Value
Morgan Advanced Materials PLC	4,300	$16,724
Morita Holdings Corp.	3,900	45,529
NGK Insulators Ltd.	1,900	24,397
Norma Group SE	1,900	35,161
Obara Group, Inc.	900	23,384
Okamoto Machine Tool Works Ltd.	1,300	37,446
OKUMA Corp.	900	40,776
Pegasus Co. Ltd.	5,100	18,976
Rieter Holding AG	170	21,699
SFS Group AG	310	41,144
Stabilus SE	700	32,075
Stadler Rail AG	1,400	39,900
Takuma Co. Ltd.	3,900	40,273
Techno Smart Corp.	1,100	11,815
Tocalo Co. Ltd.	3,400	43,729
Tsugami Corp.	4,500	43,537
Vesuvius PLC	6,400	37,329
		722,411
Media - 0.7%
Atresmedia Corp. de Medios de Comunicacion SA	3,000	14,220
ReWorld Media SA(b)	5,100	11,591
RTL Group SA	500	15,182
Vector, Inc.	2,000	15,273
		56,266
Metals & Mining - 1.2%
Iluka Resources Ltd.	3,400	14,765
Maruichi Steel Tube Ltd.	600	13,945
Rana Gruber ASA	2,300	16,569
Stelco Holdings, Inc.	500	13,585
Vulcan Steel Ltd.	8,700	38,598
		97,462
Multi-Utilities - 0.4%
ACEA SpA	2,200	35,605
Oil Gas & Consumable Fuels - 4.5%
Ampol Ltd.	1,000	21,508
Baytex Energy Corp.	11,100	38,459
Birchcliff Energy Ltd.	5,600	24,602
Cardinal Energy Ltd. (Acquired 05/04/2021 – 04/10/2024, Cost $34,579)(d)	8,200	40,159
EnQuest PLC(b)	74,700	12,823
Harbour Energy PLC	10,400	40,833
Kosmos Energy Ltd.(b)	6,900	38,226
NuVista Energy Ltd. (Acquired 05/26/2023 – 05/26/2023, Cost $19,921)(b)(d)	2,400	24,947
Pantheon Resources PLC(b)	40,773	10,824
Tamarack Valley Energy Ltd.	14,200	38,716
Tullow Oil PLC(b)	88,149	35,702
Vermilion Energy, Inc.	3,400	37,429
		364,228
Paper & Forest Products - 0.8%
Arctic Paper SA	2,800	16,979
Canfor Corp.(b)	1,500	15,910
Rottneros AB	12,000	13,291
Western Forest Products, Inc.	45,300	15,066
		61,246

The accompanying notes are an integral part of these financial statements.

20

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Passenger Airlines - 0.3%
Air Canada(b)	1,900	$24,860
Personal Care Products - 0.4%
PZ Cussons PLC	17,300	21,539
Shinnihonseiyaku Co. Ltd.	1,300	13,933
		35,472
Pharmaceuticals - 0.3%
Faes Farma SA	6,100	23,543
Professional Services - 6.6%
AFRY AB	2,400	43,061
Altech Corp.	1,000	15,720
APM Human Services International Ltd	15,100	13,910
Bertrandt AG	410	12,865
Career Design Center Co. Ltd.	1,100	12,607
Creek & River Co. Ltd.	1,600	18,084
EJ Holdings, Inc.	2,200	26,179
FULLCAST Holdings Co. Ltd.	4,600	41,606
Hays PLC	30,900	36,812
Hito Communications Holdings, Inc.	4,200	24,876
McMillan Shakespeare Ltd.	1,500	17,548
Nisso Holdings Co. Ltd.	3,200	16,933
Openjobmetis SpA agenzia per il lavoro(b)	900	15,904
Pagegroup PLC	2,500	13,472
Pasco Corp.	1,900	21,402
Pasona Group, Inc.	1,200	15,785
PeopleIN Ltd.	30,800	16,659
Quick Co. Ltd.	1,200	16,528
RWS Holdings PLC	11,000	26,126
SmartGroup Corp. Ltd.	7,600	42,571
SThree PLC	3,000	15,558
Transcosmos, Inc.	2,000	43,264
Will Group, Inc.	4,100	25,257
		532,727
Retail Real Estate Investment Trusts - 0.5%
SmartCentres Real Estate Investment Trust	2,600	41,792
Semiconductors & Semiconductor Equipment - 1.9%
Inter Action Corp.	4,300	46,579
Melexis NV	250	21,443
Optorun Co. Ltd.	1,200	15,144
SK-Electronics Co. Ltd.	1,300	26,269
UMS Holdings Ltd.	46,225	40,075
		149,510
Software - 1.5%
Cresco Ltd.	5,600	46,484
F-Secure Oyj	7,300	15,140
Fukui Computer Holdings, Inc.	1,200	18,846
Silverlake Axis Ltd.	115,800	23,912
UNITED, Inc./Japan	3,400	17,043
		121,425
Specialty Retail - 2.6%
AutoCanada, Inc.(b)	2,800	39,358
Eagers Automotive Ltd.	3,600	25,076
Halfords Group PLC	14,000	24,759
MEKO AB	3,700	41,402
Shaver Shop Group Ltd.	16,500	12,878

		Shares	Value
Super Retail Group Ltd.		1,900	$17,507
Vertu Motors PLC		24,700	22,449
Watches of Switzerland Group PLC(a)(b)		4,900	25,562
			208,991
Textiles, Apparel & Luxury Goods - 0.7%
Dr Martens PLC		38,200	36,161
HUGO BOSS AG		500	22,481
			58,642
Trading Companies & Distributors - 2.0%
Kamei Corp.		3,200	47,197
RS GROUP PLC		1,500	13,256
Wajax Corp.		900	16,848
Yamazen Corp.		4,700	41,629
Yuasa Trading Co. Ltd.		1,100	38,902
			157,832
TOTAL COMMON STOCKS
(Cost $7,247,630)			7,722,050
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Health Care Real Estate Investment Trusts - 1.9%
Aedifica SA		600	36,529
Assura PLC		81,000	41,058
HealthCo REIT		54,800	38,584
Primary Health Properties PLC		35,300	40,853
			157,024
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $163,464)			157,024
		Par
SHORT-TERM INVESTMENTS - 2.5%
Time Deposits - 2.5%
Citigroup, Inc., 4.68%, 07/01/2024(c)		202,563	202,563
Citigroup, Inc., 2.59%, 07/01/2024(c)	EUR	20	21
TOTAL SHORT-TERM INVESTMENTS
(Cost $202,584)			202,584
TOTAL INVESTMENTS - 100.2%
(Cost $7,613,678)			$8,081,658
Liabilities in Excess of Other Assets - (0.2)%			(18,279)
TOTAL NET ASSETS - 100.0%			$8,063,379

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
EUR - Euro
NV - Naamloze Vennootschap
The accompanying notes are an integral part of these financial statements.

21

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
as of June 30, 2024 (Continued)
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $307,431 or 3.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(d)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of June 30, 2024, the value of these securities total $104,493 or 1.3% of the Fund’s net assets.

Allocation of Portfolio Holdings by Country as of June 30, 2024

(% of Net Assets)
Japan	32.4%
United Kingdom	13.8%
Canada	9.9%
Australia	6.1%
Italy	5.3%
France	4.2%
Sweden	3.4%
Germany	3.1%
Switzerland	2.8%
Cash & Other	19.0%
100.0%

The accompanying notes are an integral part of these financial statements.

22

Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.0%
Babcock International Group PLC	957,700	$6,327,366
Automobiles - 3.1%
General Motors Co.	435,200	20,219,392
Banks - 7.7%
Citigroup, Inc.	146,900	9,322,274
Citizens Financial Group, Inc.	153,800	5,541,414
ING Groep NV - ADR	361,800	6,201,252
Popular, Inc.	164,600	14,555,578
Wells Fargo & Co.	245,960	14,607,564
		50,228,082
Broadline Retail - 0.2%
Articore Group Ltd.(a)	4,782,949	1,324,139
Capital Markets - 4.5%
Bank of New York Mellon Corp.	85,500	5,120,595
Goldman Sachs Group, Inc.	32,200	14,564,704
Morgan Stanley	50,700	4,927,533
State Street Corp.	65,100	4,817,400
		29,430,232
Chemicals - 6.0%
Ecovyst, Inc.(a)	1,304,800	11,704,056
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $6,892,250)(b)(c)(j)	32,422	10,980,683
Olin Corp.	323,100	15,234,165
UTEX Industries, Inc. (Acquired 05/11/2021, Cost $757,278)(j)	24,058	1,503,625
		39,422,529
Communications Equipment - 13.2%
F5, Inc.(a)	257,190	44,295,834
Telefonaktiebolaget LM Ericsson - ADR(d)	6,808,900	42,010,913
		86,306,747
Construction & Engineering - 1.7%
Fluor Corp.(a)	251,700	10,961,535
Consumer Finance - 2.5%
Capital One Financial Corp.	28,200	3,904,290
Discover Financial Services	27,400	3,584,194
SLM Corp.	432,900	8,999,991
		16,488,475
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.(a)	189,200	22,847,792
Energy Equipment & Services - 6.3%
Baker Hughes Co.	585,300	20,585,001
Mcdermott International Ltd.(a)	832,402	241,397
NOV, Inc.	1,056,800	20,089,768
		40,916,166
Ground Transportation - 1.8%
U-Haul Holding Co.	191,200	11,475,824

	Shares	Value
Health Care Equipment & Supplies - 3.9%
GE HealthCare Technologies, Inc.	103,500	$8,064,720
Medtronic PLC	220,800	17,379,168
		25,443,888
Health Care Providers & Services - 3.7%
CVS Health Corp.	148,000	8,740,880
Elevance Health, Inc.	28,500	15,443,010
		24,183,890
Hotels, Restaurants & Leisure - 1.5%
Lottomatica Group SpA	259,500	3,132,087
Marriott Vacations Worldwide Corp.	77,100	6,732,372
		9,864,459
Industrial Conglomerates - 4.8%
Siemens AG	108,900	20,269,069
Siemens AG - ADR	117,300	10,938,225
		31,207,294
Insurance - 1.5%
Enstar Group Ltd.(a)	21,200	6,480,840
Global Indemnity Group LLC - Class A	102,500	3,186,274
		9,667,114
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	60,100	10,947,215
Media - 5.2%
Comcast Corp. - Class A	166,800	6,531,888
National CineMedia, Inc.(a)(d)	839,300	3,684,527
Stagwell, Inc.(a)	2,844,600	19,400,172
WPP PLC - ADR(d)	100,900	4,619,202
		34,235,789
Metals & Mining - 0.0%(e)
Metals Recovery Holdings LLC (Acquired 07/24/2014 – 12/10/2019, Cost $6,965,758)(a)(b)(j)	7,042	4,225
Multi-Utilities - 0.3%
Dominion Energy, Inc.	42,600	2,087,400
Oil Gas & Consumable Fuels - 6.1%
APA Corp.	227,800	6,706,432
Kosmos Energy Ltd.(a)	2,071,800	11,477,772
Shell PLC - ADR	298,600	21,552,948
		39,737,152
Passenger Airlines - 1.8%
Qantas Airways Ltd.(a)	2,934,820	11,421,484
Professional Services - 2.0%
Randstad NV	290,600	13,193,986
Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc.	41,300	5,432,189
Software - 6.8%
Microsoft Corp.	29,610	13,234,189
Workday, Inc. - Class A(a)	140,400	31,387,824
		44,622,013
Tobacco - 2.7%
Philip Morris International, Inc.	176,800	17,915,144

The accompanying notes are an integral part of these financial statements.

23

Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	29,600	$4,692,192
TOTAL COMMON STOCKS (Cost $549,982,636)		620,603,713
PREFERRED STOCKS - 0.9%
Financial Services - 0.9%
Federal Home Loan Mortgage Corp.
Series K, Perpetual(a)	33,300	235,764
Series N, Perpetual(a)	116,400	813,636
Series S, Perpetual(a)	18,400	131,560
Series Z, Perpetual(a)	920,700	4,419,360
TOTAL PREFERRED STOCKS (Cost $2,429,497)		5,600,320
	Par
BANK LOANS - 0.6%
Chemicals - 0.4%
Iracore International Holdings, Inc., 14.46%, (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $2,649,013)(b)(j)	2,649,013	2,649,013
Energy Equipment & Services - 0.2%
Lealand Finance Co. BV-First Lien
8.43% (1 mo. Term SOFR + 3.00%), 06/30/2024 (Acquired 06/30/2020, Cost $442,883)(j)	442,883	232,513
6.44% (1 mo. Term SOFR + 4.00%), 06/30/2025 (Acquired 06/30/2020 – 06/28/2024, Cost $1,498,942)(j)	1,459,175	693,108
		925,621
TOTAL BANK LOANS (Cost $4,590,838)		3,574,634

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.5%(f)(g)
Put Options - 0.5%
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00(a)	979,300	700	1,158,500
iShares China Large-Cap ETF, Expiration: 01/17/2025; Exercise Price: $29.85(a)	4,626,220	1,780	849,950
iShares U.S. Real Estate ETF, Expiration: 01/16/2026; Exercise Price: $70.00(a)	17,548,000	2,000	600,000
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $200.00(a)	3,700,356	187	914,430
Total Put Options			3,522,880
TOTAL PURCHASED OPTIONS
(Cost $3,971,843)			3,522,880

Shares
SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 3.0%
Invesco Government & Agency Portfolio - Class Institutional, 5.23%(h)	19,390,797	19,390,797

		Par	Value
Time Deposits - 3.1%
Australia and New Zealand Banking Group Ltd., 4.68%, 07/01/2024(i)		20,488,293	$20,488,293
Citigroup, Inc., 2.59%, 07/01/2024(i)	EUR	140	150
Royal Bank of Canada, 4.16%, 07/01/2024(i)	GBP	1	1
			20,488,444
TOTAL SHORT-TERM INVESTMENTS (Cost $39,879,243)			39,879,241
TOTAL INVESTMENTS - 103.1%
(Cost $600,854,057)			$673,180,788
Liabilities in Excess of Other Assets - (3.1)%			(20,072,071)
TOTAL NET ASSETS - 100.0%			$653,108,717

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
EUR - Euro
GBP - British Pound
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,633,921 or 2.1% of net assets as of June 30, 2024.

(c)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.
(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $18,990,598 which represented 2.9% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(i)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(j)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of June 30, 2024, the value of these securities total $16,063,167 or 2.5% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

24

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024

	Par	Value
CORPORATE BONDS - 89.0%
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029(a)	$6,741,000	$6,231,637
Aerospace/Defense - 2.5%
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026(a)	4,657,000	4,616,810
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(a)	2,510,000	2,705,496
9.75%, 11/15/2030(a)	4,458,000	4,923,264
TransDigm, Inc.
6.88%, 12/15/2030(a)	2,365,000	2,416,309
7.13%, 12/01/2031(a)	7,273,000	7,503,023
		22,164,902
Auto Parts & Equipment - 3.0%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(a)	4,306,000	4,498,306
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	5,342,000	5,336,645
Borgwarner Jersey Ltd., 5.00%, 10/01/2025(a)	1,596,000	1,542,606
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/2028(a)	4,389,000	4,445,807
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	3,393,000	3,092,166
Phinia, Inc., 6.75%, 04/15/2029(a)	3,051,000	3,100,093
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)	4,565,000	4,722,401
		26,738,024
Banking - 1.1%
ING Groep NV, 6.50% to 04/16/2025 then 5 yr. Swap Rate USD + 4.45%, Perpetual(j)	2,892,000	2,869,661
Popular, Inc., 7.25%, 03/13/2028	3,628,000	3,728,913
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031(j)	3,400,000	3,082,684
		9,681,258
Brokerage - 0.6%
StoneX Group, Inc., 7.88%, 03/01/2031(a)	5,265,000	5,434,491
Building & Construction - 2.6%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	4,382,000	4,499,372
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	4,782,000	4,282,577
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	5,476,000	4,892,740
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	4,671,000	4,573,192
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028(a)	5,173,000	4,796,617
		23,044,498
Building Materials - 2.8%
Arcosa, Inc., 4.38%, 04/15/2029(a)	4,947,000	4,598,555
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	6,181,000	5,753,576
Knife River Corp., 7.75%, 05/01/2031(a)	4,427,000	4,631,670

	Par	Value
Masterbrand, Inc., 7.00%, 07/15/2032(a)	$4,445,000	$4,498,232
Standard Industries, Inc./NJ, 4.38%, 07/15/2030(a)	6,710,000	6,068,202
		25,550,235
Cable & Satellite TV - 5.5%
Block Communications, Inc., 4.88%, 03/01/2028(a)	5,858,000	5,250,773
Cable One, Inc., 4.00%, 11/15/2030(a)	5,983,000	4,470,375
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	9,877,000	8,994,880
4.75%, 02/01/2032(a)	11,380,000	9,328,135
CSC Holdings LLC
11.75%, 01/31/2029(a)	2,414,000	2,060,298
5.75%, 01/15/2030(a)	11,102,000	4,199,638
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	3,006,000	2,829,913
DISH Network Corp., 11.75%, 11/15/2027(a)	2,145,000	2,105,198
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)	4,800,000	4,563,271
Ziggo BV, 4.88%, 01/15/2030(a)	6,578,000	5,858,586
		49,661,067
Chemicals - 4.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031(a)	2,752,000	2,861,238
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	2,991,000	3,017,976
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(a)	5,388,000	5,105,642
NOVA Chemicals Corp.
8.50%, 11/15/2028(a)	4,072,000	4,326,003
9.00%, 02/15/2030(a)	2,211,000	2,335,517
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	3,538,000	3,812,312
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	3,576,000	3,330,549
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	5,377,000	5,205,083
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	8,122,000	3,182,762
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	6,470,000	5,970,195
7.38%, 03/01/2031(a)	1,995,000	2,024,195
		41,171,472
Consumer/Commercial/Lease Financing - 2.6%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(a)	6,398,000	6,741,835
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028(a)	4,405,000	4,647,478
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)	4,652,000	4,684,415
PennyMac Financial Services, Inc., 7.88%, 12/15/2029(a)	4,541,000	4,686,098
Upbound Group, Inc., 6.38%, 02/15/2029(a)	3,031,000	2,910,248
		23,670,074

The accompanying notes are an integral part of these financial statements.

25

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer-Products - 0.8%
Acushnet Co., 7.38%, 10/15/2028(a)	$2,194,000	$2,275,408
Winnebago Industries, Inc., 6.25%, 07/15/2028(a)	5,372,000	5,293,665
		7,569,073
Diversified Capital Goods - 2.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	7,346,000	7,412,496
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	5,586,000	5,152,645
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	4,383,000	4,464,677
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)	8,708,000	8,650,678
		25,680,496
Electric-Generation - 0.6%
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	5,695,000	5,785,761
Electric-Integrated - 0.3%
PG&E Corp., 5.25%, 07/01/2030	2,395,000	2,289,107
Electronics - 1.0%
Coherent Corp., 5.00%, 12/15/2029(a)	4,415,000	4,182,836
Sensata Technologies, Inc., 6.63%, 07/15/2032(a)	4,531,000	4,566,537
		8,749,373
Energy - Exploration & Production - 3.5%
California Resources Corp., 7.13%, 02/01/2026(a)	3,649,000	3,660,246
Chesapeake Energy Corp., 6.75%, 04/15/2029(a)	4,574,000	4,586,725
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	2,777,000	2,705,987
8.75%, 07/01/2031(a)	2,987,000	3,202,661
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	4,713,000	4,515,924
Kosmos Energy Ltd., 7.50%, 03/01/2028(a)	2,320,000	2,215,315
Matador Resources Co.
6.88%, 04/15/2028(a)	2,691,000	2,734,721
6.50%, 04/15/2032(a)	918,000	918,752
Permian Resources Operating LLC, 8.00%, 04/15/2027(a)	4,427,000	4,530,570
Talos Production, Inc., 9.38%, 02/01/2031(a)	2,140,000	2,260,867
		31,331,768
Food - Wholesale - 0.9%
Central Garden & Pet Co., 4.13%, 04/30/2031(a)	3,863,000	3,410,575
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/2029(a)	2,330,000	1,616,529
US Foods, Inc., 7.25%, 01/15/2032(a)	3,267,000	3,394,550
		8,421,654
Forestry/Paper - 2.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028(a)	4,780,000	4,477,964

	Par	Value
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	$5,894,000	$5,862,689
Mercer International, Inc.
12.88%, 10/01/2028(a)	885,000	953,091
5.13%, 02/01/2029	5,791,000	5,102,458
Rayonier AM Products, Inc., 7.63%, 01/15/2026(a)	2,182,000	2,047,981
		18,444,183
Gaming - 3.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	4,457,000	4,607,936
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	4,391,000	3,982,638
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	6,570,000	6,467,449
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	5,408,000	5,019,733
MGM Resorts International, 6.50%, 04/15/2032	4,771,000	4,752,081
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	5,350,000	5,168,972
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	5,120,000	4,994,491
		34,993,300
Gas Distribution - 4.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027(a)	5,209,000	5,170,182
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(a)	4,620,000	4,795,712
DT Midstream, Inc., 4.38%, 06/15/2031(a)	5,297,000	4,828,155
EQM Midstream Partners LP, 7.50%, 06/01/2027(a)	6,117,000	6,251,305
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	5,526,000	5,619,108
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,538,000	2,301,410
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	4,297,000	4,236,995
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)	6,428,000	7,000,413
		40,203,280
Health Facilities - 1.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	1,500,000	1,468,797
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(a)	5,987,000	4,941,742
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(a)	4,280,000	4,341,676
Tenet Healthcare Corp., 6.13%, 06/15/2030	3,252,000	3,234,106
		13,986,321
Health Services - 1.0%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	4,441,000	4,418,070
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(a)	3,026,000	2,135,455

The accompanying notes are an integral part of these financial statements.

26

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Services - (Continued)
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	$2,255,000	$2,261,167
		8,814,692
Hotels - 1.1%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(a)	5,638,000	5,185,272
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	4,720,000	4,430,601
		9,615,873
Insurance Brokerage - 2.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)	4,670,000	4,721,577
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	5,072,000	4,725,405
AssuredPartners, Inc., 7.50%, 02/15/2032(a)	4,826,000	4,849,054
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	2,873,000	2,856,681
Ryan Specialty LLC, 4.38%, 02/01/2030(a)	3,975,000	3,686,459
USI, Inc./NY, 7.50%, 01/15/2032(a)	4,760,000	4,840,416
		25,679,592
Investments & Miscellaneous Financial Services - 0.3%
Armor Holdco, Inc., 8.50%, 11/15/2029(a)	2,602,000	2,481,758
Machinery - 2.0%
Chart Industries, Inc., 7.50%, 01/01/2030(a)	4,198,000	4,343,318
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	4,417,000	4,581,494
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	5,285,000	4,901,004
Titan International, Inc., 7.00%, 04/30/2028	4,670,000	4,495,594
		18,321,410
Media - Broadcast - 0.8%
CMG Media Corp., 8.88%, 12/15/2027(a)	1,165,000	667,356
Gray Television, Inc.
10.50%, 07/15/2029(a)	2,263,000	2,277,392
5.38%, 11/15/2031(a)	6,976,000	3,960,247
		6,904,995
Media Content - 0.6%
News Corp., 5.13%, 02/15/2032(a)	1,996,000	1,894,668
Townsquare Media, Inc., 6.88%, 02/01/2026(a)	3,839,000	3,783,581
		5,678,249
Medical Products - 1.8%
Grifols SA, 4.75%, 10/15/2028(a)	5,356,000	4,627,234
Medline Borrower LP, 5.25%, 10/01/2029(a)	3,481,000	3,324,709
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	3,434,000	3,477,158

	Par	Value
Varex Imaging Corp., 7.88%, 10/15/2027(a)	$5,053,000	$5,147,648
		16,576,749
Metals/Mining Excluding Steel - 0.6%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	5,525,000	4,898,787
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025(a)	131,000	128,535
		5,027,322
Oil Field Equipment & Services - 3.1%
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,548,000	3,605,020
Nabors Industries Ltd., 7.50%, 01/15/2028(a)	4,405,000	4,207,387
Noble Finance II LLC, 8.00%, 04/15/2030(a)	4,449,000	4,633,576
Transocean Poseidon Ltd., 6.88%, 02/01/2027(a)	2,638,575	2,637,314
Transocean, Inc., 8.75%, 02/15/2030(a)	1,894,500	1,990,528
Valaris Ltd., 8.38%, 04/30/2030(a)	5,731,000	5,937,763
Weatherford International Ltd., 8.63%, 04/30/2030(a)	4,696,000	4,870,113
		27,881,701
Oil Refining & Marketing - 1.0%
Parkland Corp., 4.63%, 05/01/2030(a)	5,527,000	5,045,012
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	4,110,000	4,010,866
		9,055,878
Packaging - 1.0%
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	4,184,000	4,313,060
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	4,398,000	4,653,761
		8,966,821
Personal & Household Products - 1.7%
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	4,620,000	4,511,428
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	6,161,000	5,579,511
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	5,677,000	4,897,230
		14,988,169
Pharmaceuticals - 2.1%
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	4,556,000	4,669,900
Bausch Health Cos., Inc.
6.13%, 02/01/2027(a)	2,901,000	2,418,346
11.00%, 09/30/2028(a)	1,770,000	1,579,725
Jazz Securities DAC, 4.38%, 01/15/2029(a)	3,449,000	3,204,927
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	5,534,000	4,975,853
7.88%, 05/15/2034(a)	1,779,000	1,830,152
		18,678,903
Real Estate Development & Management - 1.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	5,364,000	5,648,480

The accompanying notes are an integral part of these financial statements.

27

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Real Estate Development & Management - (Continued)
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028(a)	$2,841,070	$2,915,193
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(a)	4,518,000	4,761,421
		13,325,094
Recreation & Travel - 3.2%
Boyne USA, Inc., 4.75%, 05/15/2029(a)	4,869,000	4,546,354
Carnival Corp.
6.00%, 05/01/2029(a)	5,222,000	5,161,659
7.00%, 08/15/2029(a)	2,241,000	2,324,406
10.50%, 06/01/2030(a)	7,333,000	7,971,118
NCL Corp. Ltd., 8.13%, 01/15/2029(a)	4,525,000	4,744,541
Royal Caribbean Cruises Ltd., 7.25%, 01/15/2030(a)	4,235,000	4,387,672
		29,135,750
Reinsurance - 1.0%
Enstar Finance LLC, 5.75% to 09/01/2025 then 5 yr. CMT Rate + 5.47%, 09/01/2040(j)	3,131,000	3,069,722
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co.-Issuer, Inc., 7.63% Cash or 8.38% PIK, 10/15/2025(a)(k)	6,252,983	6,285,286
		9,355,008
REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031(a)	4,568,000	4,765,720
Restaurants - 1.0%
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	4,977,000	4,408,522
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029(a)	4,409,000	4,767,394
		9,175,916
Software/Services - 3.5%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	4,595,000	4,794,433
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	4,493,000	4,565,629
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	5,145,000	4,808,248
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	4,521,000	4,637,642
UKG, Inc., 6.88%, 02/01/2031(a)	4,389,000	4,447,111
Virtusa Corp., 7.13%, 12/15/2028(a)	3,418,000	3,148,780
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	5,245,000	5,007,330
		31,409,173
Specialty Retail - 4.1%
Academy Ltd., 6.00%, 11/15/2027(a)	5,313,000	5,236,603
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(a)	2,268,000	2,347,101
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	5,554,000	5,033,840
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(a)	4,556,000	4,758,191
Lithia Motors, Inc., 4.38%, 01/15/2031(a)	5,010,000	4,465,841

	Par	Value
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028(a)	$5,031,000	$4,679,014
Sonic Automotive, Inc., 4.88%, 11/15/2031(a)	5,301,000	4,671,282
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	4,750,000	4,909,776
		36,101,648
Steel Producers/Products - 1.4%
ATI, Inc., 5.88%, 12/01/2027	4,054,000	4,005,045
Calderys Financing LLC, 11.25%, 06/01/2028(a)	3,912,000	4,143,019
Carpenter Technology Corp., 7.63%, 03/15/2030	4,676,000	4,821,807
		12,969,871
Support-Services - 2.1%
Dun & Bradstreet Corp., 5.00%, 12/15/2029(a)	4,705,000	4,373,576
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	4,725,000	4,905,363
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)	4,752,000	4,644,555
ZipRecruiter, Inc., 5.00%, 01/15/2030(a)	6,091,000	5,297,644
		19,221,138
Technology Hardware & Equipment - 1.4%
CommScope, Inc., 6.00%, 03/01/2026(a)	3,196,000	2,808,645
Seagate HDD Cayman, 8.50%, 07/15/2031	4,394,000	4,736,156
Xerox Holdings Corp., 8.88%, 11/30/2029(a)	5,374,000	5,130,370
		12,675,171
Telecom - Satellite - 0.3%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026(a)	5,575,000	2,634,702
Telecom - Wireline Integrated & Services - 0.4%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	3,700,000	3,815,410
Tobacco - 0.6%
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)	5,007,000	4,980,025
TOTAL CORPORATE BONDS (Cost $823,555,004)		799,038,712
CONVERTIBLE BONDS - 1.1%
Specialty Retail - 1.1%
Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 07/11/2013 – 04/01/2024, Cost $29,212,302)(c)(i)	9,480,821	9,480,821
TOTAL CONVERTIBLE BONDS (Cost $29,212,302)

The accompanying notes are an integral part of these financial statements.

28

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
BANK LOANS - 4.8%
Advertising - 0.4%
AP Core Holdings II LLC, 10.94% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 07/21/2021 – 02/10/2023, Cost $4,482,444)(i)(j)	$4,525,604	$3,982,531
Air Transportation - 0.9%
AAdvantage Loyalty IP Ltd. First Lien, 10.34% (3 mo. Term SOFR + 4.75%), 04/20/2028 (Acquired 06/24/2021 – 07/12/2022, Cost $4,346,659)(i)(j)	4,268,000	4,414,713
United Airlines, Inc. First Lien, 8.07% (1 mo. Term SOFR + 2.75%), 02/24/2031 (Acquired 02/15/2024, Cost $3,285,216)(i)(j)	3,301,725	3,314,106
		7,728,819
Building Materials - 0.3%
Foundation Building Materials, Inc. First Lien, 9.33% (1 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 01/25/2024 – 01/31/2024, Cost $2,814,530)(i)(j)	2,826,915	2,819,070
Cable & Satellite TV - 0.1%
Directv Financing LLC First Lien, 10.44% (1 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 08/17/2022, Cost $952,105)(i)(j)	967,077	970,220
Consumer/Commercial/Lease Financing - 0.2%
Upbound Group, Inc. First Lien, 8.08% (1 mo. Term SOFR + 3.25%), 02/17/2028 (Acquired 02/14/2023, Cost $2,143,331)(i)(j)	2,172,080	2,182,495
Forestry/Paper - 0.2%
Mativ Holdings, Inc., 9.19% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 02/23/2021 - 02/13/2023, Cost $1,612,368)(i)(j)	1,627,750	1,625,716
Metals/Mining Excluding Steel - 0.4%
Arsenal AIC Parent LLC First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 08/19/2030 (Acquired 07/27/2023 - 02/21/2024, Cost $3,819,620)(i)(j)	3,813,785	3,841,435
Oil Field Equipment & Services - 0.2%
Iracore International Holdings, Inc., 14.46% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $1,826,992)(c)(i)(j)	1,826,992	1,826,992
Oil Refining & Marketing - 0.6%
Par Petroleum LLC First Lien, 9.05% (1 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 02/14/2023, Cost $4,874,820)(i)(j)	4,931,672	4,957,859
Personal & Household Products - 0.5%
Journey Personal Care Corp., 9.68% (1 mo. Term SOFR + 4.25%), 03/01/2028 (Acquired 02/19/2021, Cost $4,890,865)(i)(j)	4,915,442	4,908,069

	Par	Value
Restaurants - 0.5%
Dave & Buster's, Inc. First Lien, 8.63% (1 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 08/02/2022 - 06/30/2023, Cost $4,455,919)(i)(j)	$4,497,513	$4,507,520
Software/Services - 0.5%
Onbe, Inc., 11.94% (1 mo. Term SOFR + 6.50%), 12/10/2027 (Acquired 12/31/2020 - 11/29/2023, Cost $4,115,408)(i)(j)	4,223,146	4,245,845
TOTAL BANK LOANS
(Cost $43,620,277)		43,596,571
	Shares
COMMON STOCKS - 0.9%
Advertising - 0.1%
National CineMedia, Inc.(d)	207,497	910,912
National CineMedia, Inc. (Acquired 08/17/2023, Cost $0)(c)(i)	6,230,000	0
		910,912
Metals/Mining Excluding Steel - 0.0%(e)
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $27,352,487)(c)(d)(f)(i)	116,127	69,676
Oil Field Equipment & Services - 0.8%
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $4,753,500)(c)(f)(i)	22,361	7,573,224
Oil Refining & Marketing - 0.0%(e)
PetroQuest Energy, Inc. (Acquired 02/14/2019 - 04/06/2023, Cost $23,022,610)(c)(d)(f)(i)	89,691	0
TOTAL COMMON STOCKS
(Cost $57,069,977)		8,553,812
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Hotels - 0.2%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	87,646	1,750,290
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,821,632)		1,750,290
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.5%
JPMorgan US Government Money Market Fund - Class IM, 5.25%(g)	22,106,680	22,106,680
	Par
Time Deposits - 0.4%
Citigroup, Inc., 4.68%, 07/01/2024(h)	$13,752	13,752
JPMorgan Chase & Company, 4.68%, 07/01/2024(h)	3,680,877	3,680,877
		3,694,629
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,801,309)		25,801,309

The accompanying notes are an integral part of these financial statements.

29

Hotchkis & Wiley High Yield Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Par	Value
TOTAL INVESTMENTS - 98.9% (Cost $981,080,501)		$888,221,515
Other Assets in Excess of Liabilities - 1.1%		9,575,009
TOTAL NET ASSETS - 100.0%		$897,796,524

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $735,514,471 or 81.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,950,713 or 2.1% of net assets as of June 30, 2024.

(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(h)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(i)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of June 30, 2024, the value of these securities total $60,720,292 or 6.7% of the Fund’s net assets.

(j)	The coupon rate shown on variable rate securities represents the rate at June 30, 2024.
(k)	Payment in-kind (PIK) security.
The accompanying notes are an integral part of these financial statements.

30

Statements of Assets & Liabilities
June 30, 2024

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
ASSETS:
Long-term investments, at value*
Unaffiliated issuers	$110,377,327	$347,921,229	$424,398,951	$753,054,492	$775,991,989
Affiliated issuers	—	—	—	2,449,310	—
Collateral for securities on loan*	97,007	2,032,063	4,570,645	8,062,567	2,793,676
Short-term investments*	789,436	7,498,192	7,629,231	22,444,666	10,548,492
Cash	1,421	20,018	55,115	61,219	28,619
Dividends and interest receivable	188,545	646,172	465,130	386,288	989,417
Receivable for Fund shares sold	115,747	204,555	396,679	1,084,995	1,892,395
Other assets	6,528	21,877	28,177	38,722	26,150
Total assets	$111,576,011	$358,344,106	$437,543,928	$787,582,259	$792,270,738
Liabilities:
Collateral upon return of securities on loan	$97,007	$2,032,063	$4,570,645	$8,062,567	$2,793,676
Payable for investments purchased	58,903	139,895	—	707,441	—
Payable for Fund shares repurchased	6,526	135,078	158,646	746,046	248,482
Payable to Advisor	36,651	196,488	273,323	406,986	372,056
Accrued distribution and service fees	48,729	184,419	178,426	84,880	19,625
Accrued expenses and other liabilities	72,007	199,633	191,550	343,853	266,976
Total liabilities	319,823	2,887,576	5,372,590	10,351,773	3,700,815
Commitments and contingencies (Note 8)
Net assets	$111,256,188	$355,456,530	$432,171,338	$777,230,486	$788,569,923
Net Assets consist of:
Paid-in capital	$107,401,411	$268,067,775	$576,410,865	$654,991,531	$735,481,021
Total accumulated distributable earnings (losses)	$3,854,777	$87,388,755	$(144,239,527)	$122,238,955	$53,088,902
Net assets	$111,256,188	$355,456,530	$432,171,338	$777,230,486	$788,569,923
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class I
Net assets	$68,413,093	$210,123,969	$275,563,007	$697,603,049	$551,236,915
Shares outstanding (unlimited shares $0.001 par value authorized)	2,224,960	4,835,782	5,143,918	9,143,406	45,257,828
Net asset value per share	$30.75	$43.45	$53.57	$76.30	$12.18
Calculation of Net Asset Value Per Share - Class A
Net assets	$42,843,095	$132,425,133	$119,610,097	$52,297,605	$46,561,107
Shares outstanding (unlimited shares $0.001 par value authorized)	1,387,187	3,068,249	2,273,020	690,828	3,857,914
Net asset value per share	$30.88	$43.16	$52.62	$75.70	$12.07
Public Offering Price Per Share - Class A
(Net asset value per share divided by 0.9475)	$32.59	$45.55	$55.54	$79.89	$12.74
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class C
Net assets				$3,441,051
Shares outstanding (unlimited shares $0.001 par value authorized)				60,017
Net asset value per share				$57.33
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class Z
Net assets		$12,907,428	$36,998,234	$23,888,781	$190,771,901
Shares outstanding (unlimited shares $0.001 par value authorized)		297,067	690,421	313,015	15,673,878
Net asset value per share		$43.45	$53.59	$76.32	$12.17
*Cost of long-term investments
Unaffiliated issuers	$94,269,059	$288,594,305	$368,142,574	$649,201,815	$731,000,260
Affiliated issuers	—	—	—	12,960,896	—
*Cost of collateral for securities on loan	97,007	2,032,063	4,570,645	8,062,567	2,793,676
*Cost of short-term investments	789,436	7,498,191	7,629,231	22,444,666	10,548,492

The accompanying notes are an integral part of these financial statements.

31

Statements of Assets & Liabilities
June 30, 2024 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
ASSETS:
Long-term investments, at value*
Unaffiliated issuers	$36,650,795	$3,570,175	$7,879,074	$622,320,864	$854,777,306
Affiliated issuers	—	—	—	10,980,683	7,642,900
Collateral for securities on loan*	—	—	—	19,390,797	—
Short-term investments*	1,010,151	87,658	202,584	20,488,444	25,801,309
Cash	4,702	696	667	66,334	14,098
Cash denominated in foreign currencies#	—	4	—	—	—
Dividends and interest receivable	87,498	16,665	36,904	707,933	15,448,254
Receivable for investments sold	—	—	—	706,729	—
Receivable for Fund shares sold	125	—	—	1,000,068	2,418,115
Receivable from Advisor	—	9,216	—	—	—
Other assets	3,203	1,843	3,285	23,189	44,657
Total assets	$37,756,474	$3,686,257	$8,122,514	$675,685,041	$906,146,639
Liabilities:
Collateral upon return of securities on loan	$—	$—	$—	$19,390,797	$—
Payable for investments purchased	112,690	—	—	1,534,787	4,507,415
Payable for Fund shares repurchased	3,192	—	—	955,325	1,527,007
Payable to Advisor	14,243	—	448	399,855	352,378
Accrued distribution and service fees	2,433	—	—	92,843	7,251
Distributions payable to shareholders	—	—	—	—	1,605,763
Accrued expenses and other liabilities	43,882	39,278	58,687	202,717	350,301
Total liabilities	176,440	39,278	59,135	22,576,324	8,350,115
Commitments and contingencies (Note 8)
Net assets	$37,580,034	$3,646,979	$8,063,379	$653,108,717	$897,796,524
Net Assets consist of:
Paid-in capital	$28,806,443	$2,890,867	$6,911,416	$533,528,955	$1,358,253,903
Total accumulated distributable earnings (losses)	$8,773,591	$756,112	$1,151,963	$119,579,762	$(460,457,379)
Net assets	$37,580,034	$3,646,979	$8,063,379	$653,108,717	$897,796,524
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class I
Net assets	$34,947,724	$3,646,979	$8,063,379	$477,029,255	$714,258,142
Shares outstanding (unlimited shares $0.001 par value authorized)	2,243,077	284,587	653,299	12,354,851	68,331,933
Net asset value per share	$15.58	$12.81	$12.34	$38.61	$10.45
Calculation of Net Asset Value Per Share - Class A
Net assets	$2,632,310			$101,253,359	$59,086,680
Shares outstanding (unlimited shares $0.001 par value authorized)	168,780			2,625,811	5,707,839
Net asset value per share	$15.60			$38.56	$10.35
Public Offering Price Per Share - Class A
(Net asset value per share divided by 0.9475)	$16.46			$40.70
(Net asset value per share divided by 0.9625)					$10.75
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class C
Net assets				$12,237,423
Shares outstanding (unlimited shares $0.001 par value authorized)				356,367
Net asset value per share				$34.34
Calculation of Net Asset Value Per Share and Public Offering Price Per Share - Class Z
Net assets				$62,588,680	$124,451,702
Shares outstanding (unlimited shares $0.001 par value authorized)				1,620,097	11,911,733
Net asset value per share				$38.63	$10.45
*Cost of long-term investments
Unaffiliated issuers	$31,406,968	$3,138,081	$7,411,094	$554,082,564	$900,150,594
Affiliated issuers	—	—	—	6,892,250	55,128,598
*Cost of collateral for securities on loan	—	—	—	19,390,797	—
*Cost of short-term investments	1,010,151	87,658	202,584	20,488,446	25,801,309
#Cost of cash denominated in foreign currencies	$—	$4	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

32

Statements of Operations
FOR THE YEAR ENDED JUNE 30, 2024

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$2,374,512	$9,387,232	$8,614,813	$12,901,959	$16,833,482
Interest	100,865	109,549	680,019	980,325	694,942
Securities on loan, net	8,000	46,833	44,697	621,143	614,759
Total income	2,483,377	9,543,614	9,339,529	14,503,427	18,143,183
Expenses:
Advisory fees	702,426	2,584,729	3,497,573	5,692,047	4,927,099
Professional fees and expenses	27,209	56,751	65,161	91,545	89,237
Custodian fees and expenses	6,007	11,473	13,130	19,520	28,432
Transfer agent fees and expenses	109,546	551,179	577,395	1,403,793	727,209
Accounting fees and expenses	25,959	44,321	54,736	85,214	94,829
Administration fees and expenses	46,190	129,999	159,805	251,220	254,711
Compliance fees and expenses	2,178	8,650	10,653	16,694	16,272
Trustees’ fees and expenses	10,754	41,712	52,201	83,247	81,911
Reports to shareholders	9,291	19,485	26,518	81,264	45,333
Registration fees	48,078	65,035	69,280	81,855	72,934
Distribution and service fees - Class A	98,986	328,557	313,324	131,141	103,747
Distribution and service fees - Class C	5,091	25,928	39,952	27,960	–
Other expenses	14,306	39,805	47,729	68,392	64,369
Total expenses	1,106,021	3,907,624	4,927,457	8,033,892	6,506,083
Fee waiver/expense reimbursement by Advisor (Note 2)	(202,976)	(77,564)	—	(544,201)	(387,653)
Net expenses	903,045	3,830,060	4,927,457	7,489,691	6,118,430
Net investment income	1,580,332	5,713,554	4,412,072	7,013,736	12,024,753
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	11,554,657	42,903,297	50,986,660	26,851,340	45,188,966
Foreign currency transactions	—	—	(10,646)	—	—
Net realized gains	11,554,657	42,903,297	50,976,014	26,851,340	45,188,966
Net change in unrealized appreciation/ depreciation of:
Securities of unaffiliated issuers and foreign currency translations	4,763,619	13,771,670	12,864,828	50,520,650	8,534,153
Securities of affiliated issuers	—	—	—	(831,675)	—
Net change in unrealized appreciation/depreciation	4,763,619	13,771,670	12,864,828	49,688,975	8,534,153
Net gains	16,318,276	56,674,967	63,840,842	76,540,315	53,723,119
Net Increase in Net Assets Resulting from Operations	$17,898,608	$62,388,521	$68,252,914	$83,554,051	$65,747,872
*Net of Foreign Taxes Withheld	$39,963	$150,958	$299,545	$175,997	$22,144

The accompanying notes are an integral part of these financial statements.

33

Statements of Operations
FOR THE YEAR ENDED JUNE 30, 2024 (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Investment income:
Dividends*
Unaffiliated issuers	$868,315	$121,828	$242,522	$11,963,649	$595,977
Affiliated issuers	—	—	—	566,882	390,970
Interest	41,646	4,880	5,380	1,109,092	63,165,223
Securities on loan, net	—	—	—	136,787	—
Total income	909,961	126,708	247,902	13,776,410	64,152,170
Expenses:
Advisory fees	260,714	28,054	57,131	4,501,560	5,076,419
Professional fees and expenses	19,579	14,607	14,924	80,598	122,010
Custodian fees and expenses	9,059	10,822	51,958	21,476	26,943
Transfer agent fees and expenses	25,062	294	445	515,140	967,414
Accounting fees and expenses	29,024	32,574	77,372	69,826	141,687
Administration fees and expenses	40,232	40,294	46,972	201,100	303,466
Compliance fees and expenses	782	77	155	13,154	21,002
Trustees’ fees and expenses	3,826	384	767	65,091	103,585
Reports to shareholders	3,261	2,412	2,600	19,373	22,983
Registration fees	33,554	25,227	23,470	67,265	70,003
Distribution and service fees - Class A	5,251	—	—	225,662	77,682
Distribution and service fees - Class C	—	—	—	158,634	5,047
Other expenses	8,892	5,410	6,428	56,091	79,473
Total expenses	439,236	160,155	282,222	5,994,970	7,017,714
Fee waiver/expense reimbursement by Advisor (Note 2)	(103,426)	(126,839)	(211,407)	—	(625,010)
Net expenses	335,810	33,316	70,815	5,994,970	6,392,704
Net investment income	574,151	93,392	177,087	7,781,440	57,759,466
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	4,611,310	337,190	621,179	43,884,960	(15,961,774)
Foreign currency transactions	(12,338)	(2,032)	(3,439)	(64,208)	—
Net realized gains (losses)	4,598,972	335,158	617,740	43,820,752	(15,961,774)
Net change in unrealized appreciation/depreciation of:
Securities of unaffiliated issuers and foreign currency translations	1,539,093	28,764	217,723	52,284,450	49,486,154
Securities of affiliated issuers	—	—	—	802,444	(5,831,304)
Net change in unrealized appreciation/depreciation	1,539,093	28,764	217,723	53,086,894	43,654,850
Net gains	6,138,065	363,922	835,463	96,907,646	27,693,076
Net Increase in Net Assets Resulting from Operations	$6,712,216	$457,314	$1,012,550	$104,689,086	$85,452,542
*Net of Foreign Taxes Withheld	$67,683	$15,027	$36,271	$648,445	$—

The accompanying notes are an integral part of these financial statements.

34

Hotchkis & Wiley Funds
Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund
	Year ended June 30,
	2024	2023	2024	2023
Operations:
Net investment income	$1,580,332	$1,036,821	$5,713,554	$5,017,659
Net realized gains	11,554,657	4,512,893	42,903,297	25,867,543
Net change in unrealized appreciation/depreciation	4,763,619	7,579,009	13,771,670	20,927,077
Net increase in net assets resulting from operations	17,898,608	13,128,723	62,388,521	51,812,279
Dividends and Distributions to Shareholders:
Class I	(1,074,206)	(585,655)	(23,760,122)	(17,355,003)
Class A	(515,324)	(281,890)	(13,655,912)	(10,564,284)
Class C	(405)	—	(248,868)	(261,394)
Class Z	—	—	(1,348,885)	(1,923,465)
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,589,935)	(867,545)	(39,013,787)	(30,104,146)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	12,687,157	(13,969,071)	(38,608,130)	(55,742,028)
Net Assets:
Total increase (decrease) in net assets	28,995,830	(1,707,893)	(15,233,396)	(34,033,895)
Beginning of year	82,260,358	83,968,251	370,689,926	404,723,821
End of year	$111,256,188	$82,260,358	$355,456,530	$370,689,926

The accompanying notes are an integral part of these financial statements.

35

Hotchkis & Wiley Funds
Statements of Changes in Net Assets (Continued)

	Mid-Cap Value Fund		Small Cap Value Fund
	Year ended June 30
	2024	2023	2024	2023
Operations:
Net investment income	$4,412,072	$5,302,966	$7,013,736	$6,957,284
Net realized gains	50,976,014	41,358,154	26,851,340	42,433,539
Net change in unrealized appreciation/depreciation	12,864,828	13,419,953	49,688,975	59,577,505
Net increase in net assets resulting from operations	68,252,914	60,081,073	83,554,051	108,968,328
Dividends and Distributions to Shareholders:
Class I	(917,195)	(1,589,970)	(13,689,240)	(71,852,683)
Class A	(139,180)	(359,388)	(968,833)	(5,572,007)
Class C	—	—	(58,787)	(255,929)
Class Z	(146,894)	(193,762)	(314,039)	(1,252,245)
Net decrease in net assets resulting from dividends and distributions to shareholders	(1,203,269)	(2,143,120)	(15,030,899)	(78,932,864)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(79,982,709)	(46,841,778)	17,633,230	106,692,623
Net Assets:
Total increase (decrease) in net assets	(12,933,064)	11,096,175	86,156,382	136,728,087
Beginning of year	445,104,402	434,008,227	691,074,104	554,346,017
End of year	$432,171,338	$445,104,402	$777,230,486	$691,074,104

The accompanying notes are an integral part of these financial statements.

36

Hotchkis & Wiley Funds
Statements of Changes in Net Assets (Continued)

	Small Cap Diversified Value Fund		Global Value Fund
	Year ended June 30,
	2024	2023	2024	2023
Operations:
Net investment income	$12,024,753	$10,033,278	$574,151	$403,039
Net realized gains	45,188,966	27,938,262	4,598,972	1,774,570
Net change in unrealized appreciation/depreciation	8,534,153	32,798,529	1,539,093	3,453,862
Net increase in net assets resulting from operations	65,747,872	70,770,069	6,712,216	5,631,471
Dividends and Distributions to Shareholders:
Class I	(50,745,104)	(47,567,548)	(3,395,268)	(1,263,576)
Class A	(3,594,905)	(679,077)	(186,356)	(46,949)
Class Z	(10,165,739)	(3,202,080)	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(64,505,748)	(51,448,705)	(3,581,624)	(1,310,525)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	122,015,574	175,827,495	1,315,381	(4,276,767)
Net Assets:
Total increase in net assets	123,257,698	195,148,859	4,445,973	44,179
Beginning of year	665,312,225	470,163,366	33,134,061	33,089,882
End of year	$788,569,923	$665,312,225	$37,580,034	$33,134,061

The accompanying notes are an integral part of these financial statements.

37

Hotchkis & Wiley Funds
Statements of Changes in Net Assets (Continued)

	International Value Fund		International Small Cap Diversified Value Fund
	Year ended June 30,
	2024	2023	2024	2023
Operations:
Net investment income	$93,392	$69,452	$177,087	$166,661
Net realized gains	335,158	112,337	617,740	202,313
Net change in unrealized appreciation/depreciation	28,764	409,913	217,723	593,251
Net increase in net assets resulting from operations	457,314	591,702	1,012,550	962,225
Dividends and Distributions to Shareholders:
Class I	(281,772)	(90,047)	(454,903)	(311,643)
Net decrease in net assets resulting from dividends and distributions to shareholders	(281,772)	(90,047)	(454,903)	(311,643)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	161,129	100,491	898,536	247,449
Net Assets:
Total increase in net assets	336,671	602,146	1,456,183	898,031
Beginning of year	3,310,308	2,708,162	6,607,196	5,709,165
End of year	$3,646,979	$3,310,308	$8,063,379	$6,607,196

The accompanying notes are an integral part of these financial statements.

38

Hotchkis & Wiley Funds
Statements of Changes in Net Assets (Continued)

	Value Opportunities Fund		High Yield Fund
	Year ended June 30,
	2024	2023	2024	2023
Operations:
Net investment income	$7,781,440	$4,869,986	$57,759,466	$47,373,024
Net realized gains (losses)	43,820,752	49,542,843	(15,961,774)	(20,192,003)
Net change in unrealized appreciation/depreciation	53,086,894	51,066,951	43,654,850	44,189,698
Net increase in net assets resulting from operations	104,689,086	105,479,780	85,452,542	71,370,719
Dividends and Distributions to Shareholders:
Class I	(35,076,900)	(8,387,047)	(46,797,332)	(37,198,420)
Class A	(6,909,438)	(1,761,422)	(1,881,831)	(1,606,085)
Class C	(1,291,316)	(469,249)	(26,438)	(38,023)
Class Z	(4,681,561)	(1,132,228)	(9,044,130)	(8,493,751)
Net decrease in net assets resulting from dividends and distributions to shareholders	(47,959,215)	(11,749,946)	(57,749,731)	(47,336,279)
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	61,089,801	(15,507,217)	(31,820,606)	72,955,373
Net Assets:
Total increase (decrease) in net assets	117,819,672	78,222,617	(4,117,795)	96,989,813
Beginning of year	535,289,045	457,066,428	901,914,319	804,924,506
End of year	$653,108,717	$535,289,045	$897,796,524	$901,914,319

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of year	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Diversified Value Fund
Class I
Year ended 6/30/2024	$26.31	$0.48	$4.41	$4.89	$(0.45)	$ —	$(0.45)	$30.75	18.81%	$68,413	0.80%	1.01%	1.67%
Year ended 6/30/2023	22.76	0.33	3.49	3.82	(0.27)	—	(0.27)	26.31	16.88	46,907	0.80	1.04	1.33
Year ended 6/30/2022	25.09	0.25	(2.30)	(2.05)	(0.28)	—	(0.28)	22.76	−8.27	50,757	0.80	1.01	0.98
Year ended 6/30/2021	15.31	0.25	9.92	10.17	(0.39)	—	(0.39)	25.09	67.14	63,906	0.80	1.03	1.24
Year ended 6/30/2020	18.90	0.32	(3.54)	(3.22)	(0.37)	—	(0.37)	15.31	−17.51	46,372	0.80	1.04	1.83
Class A
Year ended 6/30/2024	26.41	0.41	4.42	4.83	(0.36)	—	(0.36)	30.88	18.48	42,843	1.05	1.23	1.44
Year ended 6/30/2023	22.84	0.27	3.50	3.77	(0.20)	—	(0.20)	26.41	16.58	34,785	1.05	1.25	1.10
Year ended 6/30/2022	25.18	0.19	(2.30)	(2.11)	(0.23)	—	(0.23)	22.84	−8.49	32,489	1.05	1.22	0.72
Year ended 6/30/2021	15.36	0.20	9.96	10.16	(0.34)	—	(0.34)	25.18	66.74	43,719	1.05	1.24	1.00
Year ended 6/30/2020	18.95	0.28	(3.56)	(3.28)	(0.31)	—	(0.31)	15.36	−17.68	24,972	1.05	1.25	1.57

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	34%	26%	28%	32%	28%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Large Cap Value Fund
Class I
Year ended 6/30/2024	$41.06	$0.68	$6.21	$6.89	$(0.69)	$(3.81)	$(4.50)	$43.45	18.30%	$210,124	0.95%	0.98%	1.63%
Year ended 6/30/2023	38.92	0.57	4.86	5.43	(0.53)	(2.76)	(3.29)	41.06	14.35	219,456	0.95	0.99	1.40
Year ended 6/30/2022	43.29	0.41	(4.40)	(3.99)	(0.38)	—	(0.38)	38.92	−9.31	214,692	0.95	0.97	0.93
Year ended 6/30/2021	26.81	0.41	16.64	17.05	(0.57)	—	(0.57)	43.29	64.20	293,318	0.95	0.98	1.19
Year ended 6/30/2020	33.29	0.53	(6.44)	(5.91)	(0.57)	—	(0.57)	26.81	−18.18	257,544	0.95	0.95	1.72
Class A
Year ended 6/30/2024	40.80	0.58	6.17	6.75	(0.58)	(3.81)	(4.39)	43.16	18.03	132,425	1.20	1.20	1.40
Year ended 6/30/2023	38.66	0.46	4.84	5.30	(0.40)	(2.76)	(3.16)	40.80	14.08	134,901	1.20	1.20	1.14
Year ended 6/30/2022	43.04	0.31	(4.38)	(4.07)	(0.31)	—	(0.31)	38.66	−9.53	150,260	1.18	1.18	0.71
Year ended 6/30/2021	26.67	0.33	16.56	16.89	(0.52)	—	(0.52)	43.04	63.82	149,051	1.18	1.18	0.96
Year ended 6/30/2020	33.14	0.46	(6.45)	(5.99)	(0.48)	—	(0.48)	26.67	−18.42	113,504	1.20	1.20	1.49
Class Z
Year ended 6/30/2024	41.06	0.72	6.21	6.93	(0.73)	(3.81)	(4.54)	43.45	18.42	12,907	0.85	0.85	1.74
Year ended 6/30/2023	38.92	0.54	4.93	5.47	(0.57)	(2.76)	(3.33)	41.06	14.46	13,023	0.87	0.87	1.34
Year ended 6/30/2022	43.30	0.46	(4.40)	(3.94)	(0.44)	—	(0.44)	38.92	−9.22	35,081	0.86	0.86	1.07
Year ended 6/30/2021	26.82	0.47	16.63	17.10	(0.62)	—	(0.62)	43.30	64.34	12,958	0.84	0.84	1.32
Period from 9/30/2019[3] to 6/30/2020	33.12	0.49	(6.19)	(5.70)	(0.60)	—	(0.60)	26.82	−17.65	6,943	0.83[4]	0.83[4]	2.37[4]

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	22%	26%	35%	25%	29%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Commencement of operations.
[4]	Annualized.
The accompanying notes are an integral part of these financial statements.

40

Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Mid-Cap Value Fund
Class I
Year ended 6/30/2024	$46.37	$0.51	$6.84	$7.35	$(0.15)	$ —	$(0.15)	$53.57	15.88%	$275,563	1.00%	1.00%	1.00%
Year ended 6/30/2023	40.71	0.53	5.35	5.88	(0.22)	—	(0.22)	46.37	14.47	289,249	1.00	1.00	1.18
Year ended 6/30/2022	42.23	0.22	(1.18)	(0.96)	(0.56)	—	(0.56)	40.71	−2.34	286,887	1.01	1.01	0.51
Year ended 6/30/2021	22.27	0.48	20.20	20.68	(0.72)	—	(0.72)	42.23	93.96	302,584	1.04	1.04	1.50
Year ended 6/30/2020	33.10	0.51	(10.82)	(10.31)	(0.52)	—	(0.52)	22.27	−31.62	202,902	1.04	1.04	1.73
Class A
Year ended 6/30/2024	45.55	0.40	6.73	7.13	(0.06)	—	(0.06)	52.62	15.65	119,610	1.20	1.20	0.80
Year ended 6/30/2023	39.99	0.43	5.26	5.69	(0.13)	—	(0.13)	45.55	14.24	120,783	1.21	1.21	0.97
Year ended 6/30/2022	41.52	0.13	(1.15)	(1.02)	(0.51)	—	(0.51)	39.99	−2.54	111,771	1.21	1.21	0.31
Year ended 6/30/2021	21.93	0.43	19.87	20.30	(0.71)	—	(0.71)	41.52	93.63	118,947	1.23	1.23	1.35
Year ended 6/30/2020	32.53	0.43	(10.65)	(10.22)	(0.38)	—	(0.38)	21.93	−31.78	71,919	1.22	1.22	1.56
Class Z
Year ended 6/30/2024	46.38	0.58	6.85	7.43	(0.22)	—	(0.22)	53.59	16.05	36,998	0.88	0.88	1.14
Year ended 6/30/2023	40.72	0.58	5.36	5.94	(0.28)	—	(0.28)	46.38	14.60	30,591	0.88	0.88	1.30
Year ended 6/30/2022	42.25	0.29	(1.19)	(0.90)	(0.63)	—	(0.63)	40.72	−2.23	30,870	0.87	0.87	0.65
Year ended 6/30/2021	22.26	0.56	20.19	20.75	(0.76)	—	(0.76)	42.25	94.35	22,879	0.88	0.88	1.75
Period from 9/30/2019[3] to 6/30/2020	30.67	0.40	(8.25)	(7.85)	(0.56)	—	(0.56)	22.26	−26.16	15,976	0.89[4]	0.89[4]	2.12[4]

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	28%	35%	41%	37%	27%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Small Cap Value Fund
Class I
Year ended 6/30/2024	$69.72	$0.69	$7.34	$8.03	$(0.46)	$(0.99)	$(1.45)	$76.30	11.68%	$697,603	0.97%	1.05%	0.94%
Year ended 6/30/2023	66.00	0.74	11.79	12.53	(0.42)	(8.39)	(8.81)	69.72	19.73	627,132	1.01	1.06	1.07
Year ended 6/30/2022	68.58	0.27	(2.59)	(2.32)	(0.26)	—	(0.26)	66.00	−3.42	510,545	1.06	1.06	0.38
Year ended 6/30/2021	38.22	0.23	30.56	30.79	(0.43)	—	(0.43)	68.58	80.88	512,396	1.07	1.07	0.44
Year ended 6/30/2020	53.27	0.45	(12.86)	(12.41)	(0.48)	(2.16)	(2.64)	38.22	−24.70	335,080	1.05	1.05	0.94
Class A
Year ended 6/30/2024	69.26	0.52	7.28	7.80	(0.37)	(0.99)	(1.36)	75.70	11.41	52,298	1.20	1.20	0.70
Year ended 6/30/2023	65.67	0.60	11.72	12.32	(0.34)	(8.39)	(8.73)	69.26	19.49	50,327	1.21	1.21	0.86
Year ended 6/30/2022	68.24	0.16	(2.58)	(2.42)	(0.15)	—	(0.15)	65.67	−3.56	33,250	1.21	1.21	0.23
Year ended 6/30/2021	38.03	0.14	30.41	30.55	(0.34)	—	(0.34)	68.24	80.58	35,039	1.25	1.25	0.27
Year ended 6/30/2020	52.98	0.36	(12.83)	(12.47)	(0.32)	(2.16)	(2.48)	38.03	−24.86	26,028	1.25	1.25	0.76
Class C
Year ended 6/30/2024	53.05	(0.01)	5.53	5.52	(0.25)	(0.99)	(1.24)	57.33	10.60	3,441	1.95	1.95	(0.02)
Year ended 6/30/2023	52.23	0.08	9.21	9.29	(0.08)	(8.39)	(8.47)	53.05	18.60	2,181	1.96	1.96	0.15
Year ended 6/30/2022	54.55	(0.27)	(2.05)	(2.32)	—	—	—	52.23	−4.25	1,157	1.94	1.94	(0.48)
Year ended 6/30/2021	30.49	(0.19)	24.33	24.14	(0.08)	—	(0.08)	54.55	79.25	2,026	1.99	1.99	(0.46)
Year ended 6/30/2020	42.94	0.02	(10.31)	(10.29)	—	(2.16)	(2.16)	30.49	−25.40	3,528	1.95	1.95	0.05
Class Z
Year ended 6/30/2024	69.73	0.81	7.30	8.11	(0.53)	(0.99)	(1.52)	76.32	11.80	23,889	0.86	0.86	1.08
Year ended 6/30/2023	66.04	0.85	11.78	12.63	(0.55)	(8.39)	(8.94)	69.73	19.90	11,434	0.87	0.87	1.22
Year ended 6/30/2022	68.62	0.42	(2.60)	(2.18)	(0.40)	—	(0.40)	66.04	−3.22	9,394	0.86	0.86	0.59
Year ended 6/30/2021	38.23	0.35	30.55	30.90	(0.51)	—	(0.51)	68.62	81.23	10,246	0.87	0.87	0.65
Period from 9/30/2019[3] to 6/30/2020	52.15	0.56	(11.79)	(11.23)	(0.53)	(2.16)	(2.69)	38.23	−22.99	6,540	0.87[4]	0.87[4]	1.72[4]

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	45%	42%	49%	36%	34%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges.  The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Commencement of operations.
[4]	Annualized.
The accompanying notes are an integral part of these financial statements.

41

Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of year	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Small Cap Diversified Value Fund
Class I
Year ended 6/30/2024	$12.26	$0.19	$0.80	$0.99	$(0.20)	$(0.87)	$(1.07)	$12.18	8.53%	$551,237	0.80%	0.86%	1.59%
Year ended 6/30/2023	11.91	0.21	1.24	1.45	(0.19)	(0.91)	(1.10)	12.26	12.47	551,324	0.80	0.87	1.69
Year ended 6/30/2022	13.99	0.17	(1.38)	(1.21)	(0.14)	(0.73)	(0.87)	11.91	−9.34	461,866	0.80	0.87	1.26
Year ended 6/30/2021	7.88	0.14	6.07	6.21	(0.10)	—	(0.10)	13.99	79.26	427,708	0.80	0.87	1.21
Year ended 6/30/2020	10.08	0.12	(2.23)	(2.11)	(0.09)	—	(0.09)	7.88	−21.14	143,415	0.82	0.92	1.37
Class A
Year ended 6/30/2024	12.16	0.16	0.80	0.96	(0.18)	(0.87)	(1.05)	12.07	8.33	46,561	1.05	1.12	1.34
Year ended 6/30/2023	11.83	0.18	1.22	1.40	(0.16)	(0.91)	(1.07)	12.16	12.12	36,173	1.05	1.14	1.54
Year ended 6/30/2022	13.91	0.13	(1.36)	(1.23)	(0.12)	(0.73)	(0.85)	11.83	−9.57	5,839	1.05	1.15	0.98
Year ended 6/30/2021	7.83	0.11	6.06	6.17	(0.09)	—	(0.09)	13.91	79.09	8,668	1.05	1.14	0.96
Year ended 6/30/2020	10.03	0.10	(2.24)	(2.14)	(0.06)	—	(0.06)	7.83	−21.48	1,535	1.07	1.18	1.06
Class Z
Year ended 6/30/2024	12.25	0.20	0.79	0.99	(0.20)	(0.87)	(1.07)	12.17	8.57	190,772	0.76	0.76	1.64
Year ended 6/30/2023	11.90	0.21	1.24	1.45	(0.19)	(0.91)	(1.10)	12.25	12.54	77,815	0.77	0.77	1.72
Year ended 6/30/2022	13.99	0.18	(1.39)	(1.21)	(0.15)	(0.73)	(0.88)	11.90	−9.38	2,458	0.76	0.76	1.33
Year ended 6/30/2021	7.87	0.15	6.07	6.22	(0.10)	—	(0.10)	13.99	79.45	1,186	0.77	0.77	1.25
Period from 9/30/2019[3] to 6/30/2020	10.02	0.09	(2.14)	(2.05)	(0.10)	—	(0.10)	7.87	−20.75	40	0.80[4]	0.84[4]	1.41[4]

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	54%	52%	38%	42%	53%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of year	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Global Value Fund
Class I
Year ended 6/30/2024	$14.31	$0.25	$2.62	$2.87	$(0.26)	$(1.34)	$(1.60)	$15.58	21.57%	$34,948	0.95%	1.24%	1.66%
Year ended 6/30/2023	12.64	0.16	2.01	2.17	(0.14)	(0.36)	(0.50)	14.31	17.61	31,599	0.95	1.25	1.17
Year ended 6/30/2022	14.44	0.14	(1.84)	(1.70)	(0.10)	—	(0.10)	12.64	−11.86	31,800	0.95	1.22	0.98
Year ended 6/30/2021	8.96	0.10	5.56	5.66	(0.18)	—	(0.18)	14.44	63.58	36,025	0.95	1.29	0.83
Year ended 6/30/2020	11.55	0.14	(2.42)	(2.28)	(0.13)	(0.18)	(0.31)	8.96	−20.42	25,148	0.95	1.32	1.31
Class A
Year ended 6/30/2024	14.30	0.22	2.63	2.85	(0.21)	(1.34)	(1.55)	15.60	21.33	2,632	1.20	1.51	1.49
Year ended 6/30/2023	12.63	0.13	2.00	2.13	(0.10)	(0.36)	(0.46)	14.30	17.30	1,535	1.20	1.50	0.96
Year ended 6/30/2022	14.43	0.11	(1.84)	(1.73)	(0.07)	—	(0.07)	12.63	−12.07	1,290	1.20	1.46	0.73
Year ended 6/30/2021	8.96	0.08	5.54	5.62	(0.15)	—	(0.15)	14.43	63.05	1,484	1.20	1.48	0.58
Year ended 6/30/2020	11.55	0.11	(2.41)	(2.30)	(0.11)	(0.18)	(0.29)	8.96	−20.57	168	1.20	1.62	1.05

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	48%	39%	38%	39%	36%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.

[3]	Commencement of operations.
[4]	Annualized.
The accompanying notes are an integral part of these financial statements.

42

Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of year	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
International Value Fund
Class I
Year ended 6/30/2024	$12.22	$0.33	$1.27	$1.60	$(0.31)	$(0.70)	$(1.01)	$12.81	14.18%	$3,647	0.95%	4.57%	2.66%
Year ended 6/30/2023	10.35	0.26	1.96	2.22	(0.23)	(0.12)	(0.35)	12.22	21.88	3,310	0.95	5.08	2.37
Year ended 6/30/2022	11.66	0.27	(1.41)	(1.14)	(0.17)	—	(0.17)	10.35	−9.82	2,708	0.95	4.87	2.35
Year ended 6/30/2021	7.59	0.15	4.04	4.19	(0.12)	—	(0.12)	11.66	55.37	2,554	0.95	5.13	1.56
Year ended 6/30/2020	9.77	0.13	(1.96)	(1.83)	(0.19)	(0.16)	(0.35)	7.59	−19.66	1,874	0.95	6.10	1.39

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	35%	26%	20%	29%	30%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
International Small Cap Diversified Value Fund
Class I
Year ended 6/30/2024	$11.43	$0.29	$1.41	$1.70	$(0.51)	$(0.28)	$(0.79)	$12.34	15.63%	$8,063	0.99%	3.95%	2.48%
Year ended 6/30/2023	10.29	0.29	1.41	1.70	(0.20)	(0.36)	(0.56)	11.43	17.07	6,607	0.99	4.59	2.72
Year ended 6/30/2022	14.83	0.25	(2.01)	(1.76)	(0.39)	(2.39)	(2.78)	10.29	−14.28	5,709	0.99	4.23	1.92
Period from 6/30/2020[3] to 6/30/2021	10.00	0.24	4.87	5.11	(0.08)	(0.20)	(0.28)	14.83	51.58	6,661	0.99	4.27	1.91

	Year Ended June 30,
	2024	2023	2022	2021
Portfolio turnover rate	62%	78%	45%	63%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges.  The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses.  Without such waiver and/or reimbursement, the Fund's performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

43

Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Value Opportunities Fund
Class I
Year ended 6/30/2024	$35.38	$0.50	$5.81	$6.31	$(0.38)	$(2.70)	$(3.08)	$38.61	18.97%	$477,029	0.95%	0.95%	1.35%
Year ended 6/30/2023	29.09	0.35	6.74	7.09	(0.08)	(0.72)	(0.80)	35.38	24.67	384,206	0.96	0.96	1.05
Year ended 6/30/2022	37.42	0.16	(3.67)	(3.51)	(0.45)	(4.37)	(4.82)	29.09	−11.50	326,559	0.94	0.94	0.44
Year ended 6/30/2021	22.61	0.50	15.06	15.56	(0.75)	—	(0.75)	37.42	69.77	390,241	0.94	0.94	1.69
Year ended 6/30/2020	28.08	0.49	(5.28)	(4.79)	(0.32)	(0.36)	(0.68)	22.61	−17.56	401,552	0.97	0.97	1.88
Class A
Year ended 6/30/2024	$35.34	0.41	5.80	6.21	(0.29)	(2.70)	(2.99)	38.56	18.68	101,253	1.18	1.18	1.10
Year ended 6/30/2023	29.09	0.26	6.75	7.01	(0.04)	(0.72)	(0.76)	35.34	24.36	81,197	1.21	1.21	0.80
Year ended 6/30/2022	37.43	0.07	(3.68)	(3.61)	(0.36)	(4.37)	(4.73)	29.09	−11.72	70,350	1.20	1.20	0.19
Year ended 6/30/2021	22.66	0.43	15.06	15.49	(0.72)	—	(0.72)	37.43	69.24	83,243	1.24	1.24	1.43
Year ended 6/30/2020	28.12	0.43	(5.29)	(4.86)	(0.24)	(0.36)	(0.60)	22.66	−17.73	72,162	1.20	1.20	1.64
Class C
Year ended 6/30/2024	31.76	0.12	5.20	5.32	(0.04)	(2.70)	(2.74)	34.34	17.85	12,237	1.90	1.90	0.35
Year ended 6/30/2023	26.37	0.03	6.08	6.11	—	(0.72)	(0.72)	31.76	23.44	18,818	1.92	1.92	0.10
Year ended 6/30/2022	34.31	(0.18)	(3.31)	(3.49)	(0.08)	(4.37)	(4.45)	26.37	−12.34	19,575	1.91	1.91	(0.55)
Year ended 6/30/2021	20.87	0.21	13.83	14.04	(0.60)	—	(0.60)	34.31	68.05	27,089	1.93	1.93	0.76
Year ended 6/30/2020	25.94	0.23	(4.90)	(4.67)	(0.04)	(0.36)	(0.40)	20.87	−18.32	26,951	1.91	1.91	0.94
Class Z
Year ended 6/30/2024	35.40	0.53	5.81	6.34	(0.41)	(2.70)	(3.11)	38.63	19.06	62,589	0.86	0.86	1.43
Year ended 6/30/2023	29.09	0.38	6.74	7.12	(0.09)	(0.72)	(0.81)	35.40	24.74	51,068	0.87	0.87	1.14
Year ended 6/30/2022	37.43	0.19	(3.68)	(3.49)	(0.48)	(4.37)	(4.85)	29.09	−11.40	40,582	0.86	0.86	0.52
Year ended 6/30/2021	22.62	0.55	15.04	15.59	(0.78)	—	(0.78)	37.43	69.86	43,886	0.87	0.87	1.81
Period from 9/30/2019[3] to 6/30/2020	27.79	0.37	(4.84)	(4.47)	(0.34)	(0.36)	(0.70)	22.62	−16.61	16,207	0.85 [4]	0.85 [4]	1.95 [4]

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	71%	88%	75%	76%	47%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of year	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
High Yield Fund
Class I
Year ended 6/30/2024	$10.14	$0.64	$0.31	$0.95	$(0.64)	$ —	$(0.64)	$10.45	9.68%	$714,184	0.70%	0.77%	6.25%
Year ended 6/30/2023	9.83	0.57	0.31	0.88	(0.57)	—	(0.57)	10.14	9.23	723,548	0.70	0.77	5.73
Year ended 6/30/2022	11.58	0.51	(1.75)	(1.24)	(0.51)	—	(0.51)	9.83	−11.12	642,934	0.70	0.77	4.56
Year ended 6/30/2021	10.22	0.59	1.34	1.93	(0.57)	—	(0.57)	11.58	19.32	857,715	0.70	0.75	5.34
Year ended 6/30/2020	11.69	0.65	(1.48)[5]	(0.83)	(0.64)	—	(0.64)	10.22	−7.26	978,398	0.70	0.75	5.85
Class A
Year ended 6/30/2024	10.04	0.62	0.31	0.93	(0.62)	—	(0.62)	10.35	9.48	59,081	0.92	0.97	6.06
Year ended 6/30/2023	9.75	0.55	0.29	0.84	(0.55)	—	(0.55)	10.04	8.80	28,521	0.92	0.98	5.52
Year ended 6/30/2022	11.48	0.48	(1.73)	(1.25)	(0.48)	—	(0.48)	9.75	−11.28	29,066	0.93	0.98	4.33
Year ended 6/30/2021	10.13	0.56	1.33	1.89	(0.54)	—	(0.54)	11.48	19.09	39,312	0.91	0.97	5.12
Year ended 6/30/2020	11.62	0.63	(1.51)[5]	(0.88)	(0.61)	—	(0.61)	10.13	−7.77	43,638	0.95	1.01	5.54
Class Z
Year ended 6/30/2024	10.14	0.65	0.31	0.96	(0.65)	—	(0.65)	10.45	9.90	124,439	0.60	0.65	6.34
Year ended 6/30/2023	9.83	0.58	0.31	0.89	(0.58)	—	(0.58)	10.14	9.23	149,231	0.60	0.66	5.84
Year ended 6/30/2022	11.58	0.52	(1.75)	(1.23)	(0.52)	—	(0.52)	9.83	−11.04	131,847	0.60	0.65	4.66
Year ended 6/30/2021	10.22	0.61	1.33	1.94	(0.58)	—	(0.58)	11.58	19.44	211,034	0.60	0.65	5.56
Year ended 6/30/2020	11.70	0.64	(1.46)[5]	(0.82)	(0.66)	—	(0.66)	10.22	−7.24	523,848	0.60	0.65	6.02

	Year Ended June 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate	44%	36%	40%	82%	67%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges.  The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses.  Without such waiver and/or reimbursement, the Fund's performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Commencement of operations.
[4]	Annualized.
[5]	Redemption fees per share were less than $0.005.
The accompanying notes are an integral part of these financial statements.

44

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024
NOTE 1. Organization.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of eleven series. The Hotchkis & Wiley Diversified Value Fund, the Hotchkis & Wiley Large Cap Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley International Small Cap Diversified Value Fund and the Hotchkis & Wiley High Yield Fund (collectively, the “H&W Funds”) are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund. The other series of the Trust is included in a separate report.
The Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and High Yield Fund have three authorized classes of shares: Class I, Class A and Class Z. The Small Cap Value Fund and Value Opportunities Fund have four authorized classes of shares: Class I, Class A, Class C and Class Z. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund and International Small Cap Diversified Value Fund are not offering Class A shares to investors and the Diversified Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund are not offering Class Z shares to investors. Effective May 31, 2024, Class C shares converted to Class A shares for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and High Yield Fund.
Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The following is a summary of significant accounting policies followed by the Funds.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. The Advisor, as the Funds’ valuation designee, has established procedures for its fair valuation of the Funds’ portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may

45

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Funds generally utilize a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Funds’ net asset values may differ from quoted or official closing prices.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of June 30, 2024:
Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 110,377,327	$—	$—	$ 110,377,327
Money Market Funds	97,007	—	—	97,007
Time Deposits	—	789,436	—	789,436
Total Investments	$ 110,474,334	$789,436	$—	$111,263,770

Large Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 347,921,229	$—	$—	$ 347,921,229
Money Market Funds	2,032,063	—	—	2,032,063
Time Deposits	—	7,498,192	—	7,498,192
Total Investments	$ 349,953,292	$7,498,192	$—	$ 357,451,484

46

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
Mid-Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 422,281,506	$—	$—	$ 422,281,506
Real Estate Investment Trusts	2,117,445	—	—	2,117,445
Money Market Funds	4,570,645	—	—	4,570,645
Time Deposits	—	7,629,231	—	7,629,231
Total Investments	$428,969,596	$7,629,231	$—	$436,598,827

Small Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 750,480,703	$—	$ —	$ 750,480,703
Real Estate Investment Trusts	5,023,099	—	—	5,023,099
Money Market Funds	8,062,567	—	—	8,062,567
Time Deposits	—	22,444,666	—	22,444,666
Total Investments	$ 763,566,369	$22,444,666	$—	$786,011,035

Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$753,848,150	$—	$ —	$753,848,150
Real Estate Investment Trusts	22,143,839	—	—	22,143,839
Money Market Funds	2,793,676	—	—	2,793,676
Time Deposits	—	10,548,492	—	10,548,492
Total Investments	$778,785,665	$10,548,492	$—	$789,334,157

Global Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,474,535	$12,176,260	$ —	$36,650,795
Time Deposits	—	1,010,151	—	1,010,151
Total Investments	$24,474,535	$13,186,411	$—	$37,660,946

International Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$473,648	$3,096,527	$ —	$3,570,175
Time Deposits	—	87,658	—	87,658
Total Investments	$473,648	$3,184,185	$—	$3,657,833

47

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
International Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,648,693	$6,073,357	$—	$7,722,050
Real Estate Investment Trusts	—	157,024	—	157,024
Time Deposits	—	202,584	—	202,584
Total Investments	$1,648,693	$6,432,965	$—	$8,081,658

Value Opportunities

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$553,529,791	$56,089,014	$10,984,908	$620,603,713
Preferred Stocks	5,600,320	—	—	5,600,320
Bank Loans	—	925,621	2,649,013	3,574,634
Purchased Options	1,514,430	2,008,450	—	3,522,880
Money Market Funds	19,390,797	—	—	19,390,797
Time Deposits	—	20,488,444	—	20,488,444
Total Investments	$580,035,338	$79,511,529	$13,633,921	$673,180,788

High Yield

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$799,038,712	$9,480,821	$808,519,533
Bank Loans	—	41,769,579	1,826,992	43,596,571
Common Stocks	910,912	—	7,642,900	8,553,812
Real Estate Investment Trusts	1,750,290	—	—	1,750,290
Money Market Funds	22,106,680	—	—	22,106,680
Time Deposits	—	3,694,629	—	3,694,629
Total Investments	$24,767,882	$844,502,920	$18,950,713	$888,221,515

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
The following table provides information about the Level 3 values, as well as their inputs, as of June 30, 2024:

	Fair Value at June 30, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks	$4,225	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	10,980,683	Market comparable companies	EBIT multiple	12.4x	Increase
Total Common Stocks	10,984,908
Bank Loans	2,649,013	Market comparable securities	N/A	$100.00	Increase
	$13,633,921
High Yield
Common Stocks	$69,676	Estimated recovery value	Probability of asset recovery	$0.00-$0.60 ($0.60)	Increase
	7,573,224	Market comparable companies	EBIT multiple	12.4x	Increase
Total Common Stocks	7,642,900

48

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)

	Fair Value at June 30, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Convertible Bonds	9,480,821	Estimated recovery value	Probability of asset recovery	$100.00	Increase
Bank Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	$18,950,713

*	Unobservable inputs were weighted by the fair value of the investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Bank Loans	Total
Balance at June 30, 2023	$10,640,354	$2,649,013	$13,289,367
Purchases	-	—	—
Sales	(70,701)	—	(70,701)
Accrued discounts (premiums)	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation/depreciation	415,255	—	415,255
Transfers into Level 3	—	—	—
Balance at June 30, 2024	$10,984,908	$2,649,013	$13,633,921
Change in unrealized appreciation/depreciation for Level 3 assets held at June 30, 2024	$415,255	$—	$415,255

	High Yield
	Common Stocks	Preferred Stocks	Convertible Bonds	Bank Loans	Total
Balance at June 30, 2023	$14,657,730	$10,772,299	$—	$9,356,564	$34,786,593
Purchases	—	—	29,212,302	60,226	29,272,528
Sales	(1,527,922)	(28,937,490)	—	(7,589,799)	(38,055,211)
Accrued discounts (premiums)	—	—	—	4,202	4,202
Realized gains (losses)	199,140	—	—	15,045	214,185
Change in unrealized appreciation/ depreciation	(5,686,048)	18,165,191	(19,731,481)	(19,246)	(7,271,584)
Transfers into Level 3	—	—	—	—	—
Balance at June 30, 2024	$7,642,900	$—	$9,480,821	$1,826,992	$18,950,713
Change in unrealized appreciation/depreciation for Level 3 assets held at June 30, 2024	$(5,831,304)	$—	$(19,731,481)	$—	$(25,562,785)

Income and Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Funds’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
For all Funds, except the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective

49

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
class). For the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund and declared and paid annually for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses and do not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.
Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market

50

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund and High Yield Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Funds did not enter into any futures contracts during the year ended June 30, 2024.
Credit Default Swap Contracts. The Value Opportunities Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Advisor, on behalf of the Value Opportunities Fund and High Yield Fund, is party to an International Swap Dealers Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.
Upon entering into swap agreements, the Value Opportunities Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap

51

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not enter into any credit default swap contracts during the year ended June 30, 2024.
Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds’ Statements of Assets & Liabilities and Statements of Operations.
The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2024:
Asset Derivatives

	Location on Statements of Assets & Liabilities	Value Opportunities
Equity Contracts:
Purchased Put Options	Long-term investments	$3,522,880

The following is a summary of the Funds’ realized gains (losses) and change in unrealized appreciation/depreciation on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the year ended June 30, 2024:
Realized Gains (Losses) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(5,554,911)*

*	Included with net realized gains (losses) from sales of unaffiliated issuers.
Change in Unrealized Appreciation/Depreciation on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$1,296,931*

*	Included with net change in unrealized appreciation/depreciation of securities of unaffiliated issuers and foreign currency translations.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2024:
Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	5,179
Average Notional Amount — Purchased Put Options	$62,846,150

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets & Liabilities.

52

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
The following is a summary of the arrangements subject to offsetting as of June 30, 2024:

		Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Received*	Net Amount
Securities Lending:
Diversified Value	$95,077	$ —	$(95,077)	$ —
Large Cap Value	1,990,209	—	(1,990,209)	—
Mid-Cap Value	4,415,573	—	(4,415,573)	—
Small Cap Value	7,895,134	—	(7,895,134)	—
Small Cap Diversified Value	2,693,492	—	(2,693,492)	—
Value Opportunities	18,990,598	—	(18,990,598)	—

*	Actual collateral received is greater than the amount shown due to overcollateralization.
NOTE 2. Fees and Transactions with Affiliates.
The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds’ investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives an Advisory fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. During the year ended June 30, 2024, the Advisor contractually agreed to waive its Advisory fees or reimburse regular Fund operating expenses so that a Fund’s annual operating expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) will be limited to the annual rates presented below as applied to such Fund’s and share class’s average daily net assets.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.70%[1]	0.70%[2]	0.75%[3]	0.75%	0.65%	0.75%	0.80%	0.80%	0.75%	0.55%
Annual cap on expenses - Class I	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.70%
Annual cap on expenses - Class A	1.05%	1.20%	1.30%	1.22%	1.05%	1.20%	1.20%	1.24%	1.40%	0.95%
Annual cap on expenses - Class C	n/a	n/a	n/a	1.97%	n/a	n/a	n/a	n/a	2.15%	n/a
Annual cap on expenses - Class Z	0.80%	0.95%	1.05%	0.97%	0.80%	0.95%	0.95%	0.99%	1.15%	0.60%

[1]	The Annual Advisory Fee Rate is 0.70% for the first $250 million in assets, 0.60% for the next $250 million in assets and 0.50% thereafter.
[2]	The Annual Advisory Fee Rate is 0.70% for the first $500 million in assets, 0.60% for the next $500 million in assets and 0.55% thereafter.
[3]	The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% thereafter.

53

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A and Class C shareholders.
Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within “Transfer agent fees and expenses” in the Statements of Operations. Class Z shares are not subject to these fees.
The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the year ended June 30, 2024, the Funds did not have any of these purchases and sales.
NOTE 3. Investments.
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2024 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Purchases	$46,308,222	$81,673,106	$126,641,694	$332,457,457	$470,976,685	$16,414,410	$1,207,715	$4,911,517	$428,161,371	$388,033,385
Sales	33,702,776	158,258,908	209,659,519	340,855,927	403,549,571	18,233,892	1,264,447	4,409,438	415,256,481	404,114,531

The Funds did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2024.
NOTE 4. Federal Income Taxes
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

54

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
The following information is presented on an income tax basis as of June 30, 2024:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Tax cost of investments	$95,724,752	$295,352,729	$375,350,704	$666,394,742	$734,319,907	$31,655,434	$3,140,426	$7,445,271	$562,744,070	$955,579,508
Gross unrealized appreciation	23,579,767	85,289,747	97,784,623	153,352,981	132,059,314	7,108,021	679,713	973,856	101,309,067	19,309,180
Gross unrealized depreciation	(8,927,192)	(32,721,247)	(48,736,376)	(64,243,921)	(90,387,232)	(2,113,798)	(250,237)	(540,811)	(30,751,990)	(112,468,482)
Net unrealized appreciation/ depreciation	14,652,575	52,568,500	49,048,247	89,109,060	41,672,082	4,994,223	429,476	433,045	70,557,077	(93,159,302)
Distributable ordinary income (as of 6/30/24)*	1,026,860	2,744,439	4,469,804	18,915,083	608,482	709,150	77,062	317,441	9,163,760	1,619,943
Distributable long-term gains (as of 6/30/24)	—	32,075,815	—	14,238,410	10,808,338	3,070,218	249,574	401,477	39,863,170	—
Total distributable earnings	1,026,860	34,820,254	4,469,804	33,153,493	11,416,820	3,779,368	326,636	718,918	49,026,930	1,619,943
Other accumulated gains (losses)	(11,824,658)	1	(197,757,578)	(23,598)	—	—	—	—	(4,245)	(368,918,020)
Total accumulated gains (losses)	$3,854,777	$87,388,755	$(144,239,527)	$122,238,955	$53,088,902	$8,773,591	$756,112	$1,151,963	$119,579,762	$(460,457,379)

*
Includes distributable short-term gains of $12,297,697 for the Small Cap Value Fund, $328,673 for the Global Value Fund, $4,943 for the International Value Fund, $152,529 for the International Small Cap Diversified Value Fund and $3,491,393 for the Value Opportunities Fund.

As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2024, the Global Value Fund held securities with $2,930 of net unrealized appreciation relating to the transfers.
As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2024, the Small Cap Diversified Value Fund held securities with $8,905 of net unrealized appreciation relating to the transfers.
On the Statements of Assets & Liabilities, the following adjustments were made for permanent tax differences. These differences are due primarily to differing treatment for items such as equalization.

	Paid-In Capital	Total Accumulated Distributable Earnings (Losses)
Diversified Value	$—	$—
Large Cap Value	2,410,082	(2,410,082)
Mid-Cap Value	—	—
Small Cap Value	4,746,481	(4,746,481)
Small Cap Diversified Value	3,377,407	(3,377,407)
Global Value	—	—
International Value	—	—
International Small Cap Diversified Value	—	—
Value Opportunities	—	—
High Yield	—	—

55

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2024 and 2023, capital loss carryovers as of June 30, 2024, and any tax basis late year losses as of June 30, 2024, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2024					June 30, 2023
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$1,589,935	$—	$666,644	$11,158,014	$11,659,237	$867,545	$—
Large Cap Value	5,693,697	33,320,090	—	—	—	4,455,115	25,649,031
Mid-Cap Value	1,203,269	—	75,116,409	122,640,690	50,533,729	2,143,120	—
Small Cap Value	7,137,121	7,893,778	—	—	—	10,322,241	68,610,623
Small Cap Diversified Value	31,751,876	32,753,872	—	—	—	15,676,116	35,772,589
Global Value	579,768	3,001,856	—	—	—	356,748	953,777
International Value	109,301	172,471	—	—	—	59,717	30,330
International Small Cap Diversified Value	454,903	—	—	—	—	111,448	200,195
Value Opportunities	17,192,487	30,766,728	—	—	—	1,067,989	10,681,957
High Yield[3]	57,749,731	—	11,019,442	351,804,093	—	47,336,279	—

[1]	Short-term with no expiration.
[2]	Long-term with no expiration.
[3]
The High Yield Fund inherited a short-term capital loss carryover of $922,717 and a long-term capital loss carryover of $3,566,005 as a result of the reorganization of the Hotchkis & Wiley Capital Income Fund into the High Yield Fund, which are included in the totals. These capital loss carryovers are further subject to an annual limitation of $171,228 pursuant to Internal Revenue Code Section 382.

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2024, the Funds did not incur any interest or penalties. The tax years ended June 30, 2021 through June 30, 2024 remain open and subject to examination by tax jurisdictions.
NOTE 5. Capital Share Transactions.
Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2024
Diversified Value Fund
Class I	868,645	$23,905,326	37,795	$1,024,253	(464,149)	$(13,414,369)	442,291	$11,515,210
Class A (Note 10)	178,257	4,964,393	8,485	231,304	(116,676)	(3,361,175)	70,066	1,834,522
Class C (Note 10)	246	7,021	14	378	(21,851)	(669,974)	(21,591)	(662,575)
Total net increase (decrease)	1,047,148	28,876,740	46,294	1,255,935	(602,676)	(17,445,518)	490,766	12,687,157
Large Cap Value Fund
Class I	495,689	20,488,087	560,489	21,421,902	(1,564,616)	(65,819,036)	(508,438)	(23,909,047)
Class A (Note 10)	297,593	12,354,535	164,990	6,271,287	(700,337)	(28,817,685)	(237,754)	(10,191,863)
Class C (Note 10)	10,320	416,870	5,608	212,149	(97,925)	(4,173,538)	(81,997)	(3,544,519)
Class Z	25,240	1,038,182	34,700	1,325,184	(80,004)	(3,326,067)	(20,064)	(962,701)
Total net increase (decrease)	828,842	34,297,674	765,787	29,230,522	(2,442,882)	(102,136,326)	(848,253)	(38,608,130)

56

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Mid-Cap Value Fund
Class I	910,020	$46,767,268	16,857	$841,345	(2,021,150)	$(104,748,233)	(1,094,273)	$(57,139,620)
Class A (Note 10)	234,538	11,946,705	1,433	70,312	(614,601)	(31,135,070)	(378,630)	(19,118,053)
Class C (Note 10)	7,176	302,017	—	—	(121,397)	(5,503,934)	(114,221)	(5,201,917)
Class Z	162,880	8,339,702	2,808	140,115	(134,809)	(7,002,936)	30,879	1,476,881
Total net increase (decrease)	1,314,614	67,355,692	21,098	1,051,772	(2,891,957)	(148,390,173)	(1,556,245)	(79,982,709)
Small Cap Value Fund
Class I	2,781,820	203,513,689	74,524	5,273,317	(2,707,515)	(200,441,122)	148,829	8,345,884
Class A	165,446	12,079,750	11,530	810,594	(212,816)	(15,695,609)	(35,840)	(2,805,265)
Class C	24,732	1,418,105	844	45,139	(6,673)	(375,691)	18,903	1,087,553
Class Z	194,945	14,439,630	3,796	268,509	(49,699)	(3,703,081)	149,042	11,005,058
Total net increase (decrease)	3,166,943	231,451,174	90,694	6,397,559	(2,976,703)	(220,215,503)	280,934	17,633,230
Small Cap Diversified Value Fund
Class I	21,438,459	259,865,010	4,365,396	50,376,673	(25,532,554)	(310,597,822)	271,301	(356,139)
Class A	1,612,238	19,506,115	198,295	2,270,482	(926,759)	(11,141,173)	883,774	10,635,424
Class Z	13,089,554	158,348,397	725,862	8,369,184	(4,495,635)	(54,981,292)	9,319,781	111,736,289
Total net increase (decrease)	36,140,251	437,719,522	5,289,553	61,016,339	(30,954,948)	(376,720,287)	10,474,856	122,015,574
Global Value Fund
Class I	149,916	2,201,670	246,518	3,394,554	(361,825)	(5,149,439)	34,609	446,785
Class A	84,895	1,232,247	13,284	183,319	(36,729)	(546,970)	61,450	868,596
Total net increase (decrease)	234,811	3,433,917	259,802	3,577,873	(398,554)	(5,696,409)	96,059	1,315,381
International Value Fund
Class I	14,834	183,444	13,301	153,363	(14,358)	(175,678)	13,777	161,129
Total net increase (decrease)	14,834	183,444	13,301	153,363	(14,358)	(175,678)	13,777	161,129
International Small Cap Diversified Value Fund
Class I	52,106	644,280	23,125	256,223	(178)	(1,967)	75,053	898,536
Total net increase (decrease)	52,106	644,280	23,125	256,223	(178)	(1,967)	75,053	898,536
Value Opportunities Fund
Class I	3,936,507	143,022,217	540,954	18,468,178	(2,981,991)	(110,212,686)	1,495,470	51,277,709
Class A	668,418	24,515,551	157,575	5,379,603	(497,985)	(18,270,560)	328,008	11,624,594
Class C	62,553	2,030,425	36,822	1,124,178	(335,448)	(11,021,597)	(236,073)	(7,866,994)
Class Z	107,042	3,893,477	137,088	4,681,561	(66,756)	(2,520,546)	177,374	6,054,492
Total net increase (decrease)	4,774,520	173,461,670	872,439	29,653,520	(3,882,180)	(142,025,389)	1,764,779	61,089,801
High Yield Fund
Class I	22,470,789	231,355,976	2,973,741	30,647,327	(28,471,433)	(293,513,157)	(3,026,903)	(31,509,854)
Class A (Note 10)	3,330,853	34,357,084	141,833	1,447,611	(605,464)	(6,154,737)	2,867,222	29,649,958
Class C (Note 10)	8,212	85,322	1,545	15,872	(70,284)	(730,320)	(60,527)	(629,126)
Class Z	1,791,682	18,474,009	618,600	6,365,197	(5,222,856)	(54,170,790)	(2,812,574)	(29,331,584)
Total net increase (decrease)	27,601,536	284,272,391	3,735,719	38,476,007	(34,370,037)	(354,569,004)	(3,032,782)	(31,820,606)

57

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2023
Diversified Value Fund
Class I	58,373	$ 1,442,777	22,386	$553,836	(527,785)	$(13,119,187)	(447,026)	$(11,122,574)
Class A	19,305	471,178	4,525	112,488	(129,240)	(3,193,964)	(105,410)	(2,610,298)
Class C	127	3,200	—	—	(10,291)	(239,399)	(10,164)	(236,199)
Total net increase (decrease)	77,805	1,917,155	26,911	666,324	(667,316)	(16,552,550)	(562,600)	(13,969,071)
Large Cap Value Fund
Class I	868,592	34,725,285	392,981	15,385,213	(1,433,743)	(57,215,795)	(172,170)	(7,105,297)
Class A	638,023	24,994,660	117,448	4,574,592	(1,335,883)	(51,997,903)	(580,412)	(22,428,651)
Class C	10,301	405,916	5,718	221,324	(56,704)	(2,248,415)	(40,685)	(1,621,175)
Class Z	135,866	5,324,833	48,783	1,908,879	(768,849)	(31,820,617)	(584,200)	(24,586,905)
Total net increase (decrease)	1,652,782	65,450,694	564,930	22,090,008	(3,595,179)	(143,282,730)	(1,377,467)	(55,742,028)
Mid-Cap Value Fund
Class I	1,725,400	77,370,139	32,858	1,467,432	(2,567,562)	(114,030,214)	(809,304)	(35,192,643)
Class A	564,906	24,449,908	4,204	184,638	(712,098)	(31,230,914)	(142,988)	(6,596,368)
Class C	21,783	848,036	—	—	(37,003)	(1,420,249)	(15,220)	(572,213)
Class Z	84,939	3,698,022	4,128	184,263	(187,604)	(8,362,839)	(98,537)	(4,480,554)
Total net increase (decrease)	2,397,028	106,366,105	41,190	1,836,333	(3,504,267)	(155,044,216)	(1,066,049)	(46,841,778)
Small Cap Value Fund
Class I	4,208,260	293,018,122	477,717	31,538,893	(3,426,632)	(235,852,642)	1,259,345	88,704,373
Class A	315,417	22,210,509	68,050	4,468,184	(163,139)	(11,074,858)	220,328	15,603,835
Class C	24,116	1,330,153	4,339	219,175	(9,498)	(507,303)	18,957	1,042,025
Class Z	82,971	5,750,091	17,769	1,172,550	(79,005)	(5,580,251)	21,735	1,342,390
Total net increase (decrease)	4,630,764	322,308,875	567,875	37,398,802	(3,678,274)	(253,015,054)	1,520,365	106,692,623
Small Cap Diversified Value Fund
Class I	21,662,855	259,315,580	3,947,789	47,018,170	(19,399,756)	(235,044,070)	6,210,888	71,289,680
Class A	2,768,297	33,054,492	45,445	538,069	(333,166)	(3,994,463)	2,480,576	29,598,098
Class Z	7,444,070	91,427,214	221,201	2,632,297	(1,517,680)	(19,119,794)	6,147,591	74,939,717
Total net increase (decrease)	31,875,222	383,797,286	4,214,435	50,188,536	(21,250,602)	(258,158,327)	14,839,055	175,827,495
Global Value Fund
Class I	209,647	2,736,541	98,305	1,263,214	(615,344)	(8,347,201)	(307,392)	(4,347,446)
Class A	10,557	143,991	3,651	46,949	(8,982)	(120,261)	5,226	70,679
Total net increase (decrease)	220,204	2,880,532	101,956	1,310,163	(624,326)	(8,467,462)	(302,166)	(4,276,767)
International Value Fund
Class I	4,849	55,426	4,397	46,789	(160)	(1,724)	9,086	100,491
Total net increase (decrease)	4,849	55,426	4,397	46,789	(160)	(1,724)	9,086	100,491
International Small Cap Diversified Value Fund
Class I	6,948	78,233	16,426	170,335	(108)	(1,119)	23,266	247,449
Total net increase (decrease)	6,948	78,233	16,426	170,335	(108)	(1,119)	23,266	247,449

58

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Value Opportunities Fund
Class I	2,400,650	$79,099,826	142,727	$4,574,388	(2,909,676)	$(92,580,977)	(366,299)	$(8,906,763)
Class A	278,221	9,199,549	42,933	1,375,990	(441,687)	(14,375,081)	(120,533)	(3,799,542)
Class C	36,516	1,087,462	14,132	408,846	(200,613)	(5,881,419)	(149,965)	(4,385,111)
Class Z	26,685	900,593	35,327	1,132,228	(14,297)	(448,622)	47,715	1,584,199
Total net increase (decrease)	2,742,072	90,287,430	235,119	7,491,452	(3,566,273)	(113,286,099)	(589,082)	(15,507,217)
High Yield Fund
Class I	35,060,777	351,940,326	2,717,597	27,222,670	(31,792,242)	(317,555,463)	5,986,132	61,607,533
Class A	853,540	8,539,861	135,655	1,345,640	(1,131,098)	(11,322,133)	(141,903)	(1,436,632)
Class C	10,269	104,755	2,470	24,709	(61,878)	(612,288)	(49,139)	(482,824)
Class Z	2,867,417	28,835,960	628,414	6,294,770	(2,177,730)	(21,863,434)	1,318,101	13,267,296
Total net increase (decrease)	38,792,003	389,420,902	3,484,136	34,887,789	(35,162,948)	(351,353,318)	7,113,191	72,955,373

NOTE 6. Investments in Affiliated Issuers.
An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of each Fund’s investments in securities of affiliated issuers held during the year ended June 30, 2024, is set forth below:
Small Cap Value

Issuer Name	Value at June 30, 2023	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at June 30, 2024	Dividends	Shares Held at June 30, 2024
Hudson Global, Inc.	$ 3,280,985	$ —	$ —	$ —	$ (831,675)	$ 2,449,310	$ —	147,460
	$3,280,985	$—	$—	$—	$(831,675)	$2,449,310	$—

Value Opportunities Fund

Issuer Name	Value at June 30, 2023	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at June 30, 2024	Dividends	Shares Held at June 30, 2024
Iracore Investments Holdings, Inc.	$10,178,239	$ —	$ —	$ —	$802,444	$10,980,683	$566,882	32,422
	$10,178,239	$—	$—	$—	$ 802,444	$10,980,683	$566,882

59

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
High Yield Fund

Issuer Name	Value at June 30, 2023	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at June 30, 2024	Dividends	Shares Held at June 30, 2024
Iracore Investments Holdings, Inc.	$7,019,789	$ —	$—	$ —	$553,435	$ 7,573,224	$390,970	22,361
Metals Recovery Holdings LLC	7,620,273	—	(1,165,858)*	—	(6,384,739)	69,676	—	116,127
PetroQuest Energy, Inc.	0	—	—	—	—	0	—	89,691
	$14,640,062	$—	$(1,165,858)	$—	$(5,831,304)	$7,642,900	$390,970

*	Reduction due to return of capital distributions.
NOTE 7. Securities Lending.
The Trust, on behalf of the Funds, entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the “Custodian”). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. The contractual maturity of the cash collateral received under the securities lending agreement is classified as overnight and continuous. Income earned from these investments is included in “Securities on loan, net” on the Statements of Operations and is allocated to each Fund based on each Fund’s proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.
NOTE 8. Commitments and Contingencies.
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At June 30, 2024, the Funds did not have any outstanding bridge loan commitments.
Unfunded loan commitments are contractual obligations for funding to a borrower. At June 30, 2024, the Funds did not have any outstanding unfunded loan commitments.
NOTE 9. Risk Factors.
Investing in a Fund may involve certain risks including, but not limited to, those described below. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund

60

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country.
Certain Funds invest a significant portion of their assets in companies in the financial sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Funds are subject to management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.
The prices of, and the income generated by, securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 10. Class C Shares.
The Board approved closing the Class C shares of the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and High Yield Fund and converting Class C shares to Class A shares of each respective Fund effective on May 31, 2024 (the “Conversion”). The Conversion was accomplished by a tax-free exchange of Class C shares for Class A shares in the following amounts and at the following conversion ratios:

	Class C Prior to Conversion		Conversion Ratio	Class A Shares
	Dollars	Shares
Diversified Value	$585,816	18,764	1.001636	18,795
Large Cap Value	2,928,480	67,703	0.991691	67,140
Mid-Cap Value	3,965,899	85,609	0.856339	73,310
High Yield	474,575	45,557	1.009252	45,979

NOTE 11. New Accounting Pronouncements.
In June 2022, FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. Management is currently evaluating the impact of this guidance on the Funds’ financial statements.

61

Hotchkis & Wiley Funds
Notes to the Financial Statements
JUNE 30, 2024 (Continued)
NOTE 12. Subsequent Events.
Effective August 29, 2024, the Board approved name changes as noted below:

Current Fund Name	New Fund Name
Hotchkis & Wiley Diversified Value Fund	Hotchkis & Wiley Large Cap Disciplined Value Fund
Hotchkis & Wiley Large Cap Value Fund	Hotchkis & Wiley Large Cap Fundamental Value Fund

Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.
NOTE 13. Federal Tax Disclosure. (UNAUDITED)
The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2024.
For the year ended June 30, 2024, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 70.33%, Small Cap Diversified Value Fund — 59.66%, Global Value Fund — 62.71%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 0.00%, Value Opportunities Fund — 39.94%, High Yield Fund — 0.08%.
For the year ended June 30, 2024, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 71.14%, Small Cap Diversified Value Fund — 59.82%, Global Value Fund — 100.00%, International Value Fund — 100.00%, International Small Cap Diversified Value Fund — 89.15%, Value Opportunities Fund — 56.61%, High Yield Fund — 0.08%. Shareholders should consult their tax advisors.
For the year ended June 30, 2024, the International Value Fund and International Small Cap Diversified Value Fund earned foreign source income of $136,854 and $278,792, respectively, and paid foreign taxes of $15,027 and $35,395, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.
Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2024, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 2.37%, Large Cap Value Fund — 1.17%, Mid-Cap Value Fund — 3.82%, Small Cap Value Fund — 3.00%, Small Cap Diversified Value Fund — 1.91%, Global Value Fund — 2.80%, International Value Fund — 2.12%, International Small Cap Diversified Value Fund — 0.76%, Value Opportunities Fund — 4.47%, High Yield Fund — 99.46%.
For the year ended June 30, 2024, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0.00%, Large Cap Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 33.16%, Small Cap Diversified Value Fund — 62.44%, Global Value Fund — 0.00%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 35.62%, Value Opportunities Fund — 67.42%, High Yield Fund — 0.00%.

62

Hotchkis & Wiley Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets & liabilities of Hotchkis & Wiley Funds (the “Funds”) comprising the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund, and High Yield Fund, including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to International Small Cap Diversified Value Fund, the financial highlights for each of the three years in the period ended June 30, 2024, and for the period from June 30, 2020 (commencement of operations) through June 30, 2021), and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Hotchkis & Wiley Funds, as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to International Small Cap Diversified Value Fund, the financial highlights for each of the three years in the period ended June 30, 2024, and for the period from June 30, 2020 (commencement of operations) through June 30, 2021), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 22, 2024
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

63

Hotchkis & Wiley Funds
Board Considerations In Approving Continuation of Investment Advisory Agreements
Background and Approval Process. Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Diversified Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2024.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.
The Independent Trustees met with their independent legal counsel prior to the May 2024 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2024 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.
In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services. As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.

64

Hotchkis & Wiley Funds
Board Considerations In Approving Continuation of Investment Advisory Agreements (Continued)
The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Funds and the Advisor. The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2023 and for the three- and six-month, one-, three-, five- and ten-year periods, as applicable, ended March 31, 2024. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.
The Board noted that all Funds outperformed the median returns of their respective primary benchmarks for the one-, three-, and five-year periods ended December 31, 2023, except that the Global Value Fund and the High Yield Fund underperformed their respective primary benchmarks for the five-year period. The Board also noted that all Funds outperformed the median returns of their respective Peer Groups for the one-, three- and five-year periods ended December 31, 2023, except that the High Yield Fund underperformed the median return of its Peer Group for the five-year period and the Small Cap Diversified Value Fund underperformed the median return of its Peer Group for the one-year period. The Board also considered that the International Small Cap Diversified Value Fund commenced operations on June 30, 2020 and did not have five years of performance history as of December 31, 2023. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.
Fees, Expenses and Profitability. The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.
With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Diversified Value, Large Cap Value, Small Cap Diversified Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Groups, that the Small Cap Value, Global Value, and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Groups, and that the Mid-Cap Value, International Value, and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Groups. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds except the Small Cap Diversified Value Fund, International Small Cap Diversified Value Fund and High Yield Fund were above the median net expense ratio of their Peer Group. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.
The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board considered that in 2023, as in recent prior years, the Advisor had absorbed

65

Hotchkis & Wiley Funds
Board Considerations In Approving Continuation of Investment Advisory Agreements (Continued)
costs above expense caps for which it would not be reimbursed for the Diversified Value, Large Cap Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2025. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Diversified Value, Large Cap Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and Fund operating expenses that the Advisor reimbursed in 2023 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded that after taking into consideration the factors above, that each Fund’s fee was appropriate.
Fall-Out Benefits to the Advisor from its Relationship to the Funds. The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from the Funds’ payment of sub-transfer agency expenses.
* * * *
Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.

66

HW Opportunities MP Fund
Annual Financial Statements
JUNE 30, 2024

HW Opportunities MP Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 92.0%
Aerospace & Defense - 2.3%
Babcock International Group PLC	222,070	$1,467,180
Automobiles - 0.9%
General Motors Co.	12,210	567,277
Banks - 3.6%
Citigroup, Inc.	12,200	774,212
Citizens Financial Group, Inc.	13,830	498,295
Popular, Inc.	11,420	1,009,871
		2,282,378
Broadline Retail - 0.4%
Articore Group Ltd.(a)	884,900	244,981
Capital Markets - 1.8%
Bank of New York Mellon Corp.	4,000	239,560
Morgan Stanley	6,200	602,578
State Street Corporation	4,600	340,400
		1,182,538
Chemicals - 9.4%
Ecovyst, Inc.(a)	387,600	3,476,771
Olin Corp.	54,900	2,588,535
		6,065,306
Communications Equipment - 5.8%
F5, Inc.(a)	17,200	2,962,356
Telefonaktiebolaget LM Ericsson - ADR	120,100	741,017
		3,703,373
Construction & Engineering - 1.6%
Fluor Corp.(a)	23,100	1,006,005
Consumer Finance - 2.3%
Discover Financial Services	1,200	156,972
SLM Corp.	64,608	1,343,200
		1,500,172
Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc.(a)	8,550	1,032,498
Energy Equipment & Services - 7.0%
Baker Hughes Co.	36,500	1,283,705
NOV, Inc.	168,000	3,193,680
		4,477,385
Ground Transportation - 4.1%
U-Haul Holding Co.	44,250	2,655,885
Health Care Equipment & Supplies - 2.2%
GE HealthCare Technologies, Inc.	7,500	584,400
Medtronic PLC	10,600	834,326
		1,418,726
Health Care Providers & Services - 0.6%
CVS Health Corp.	7,000	413,420
Hotels, Restaurants & Leisure - 4.2%
Entain PLC	56,700	449,612
Lottomatica Group SpA(a)	57,000	687,973

	Shares	Value
Marriott Vacations Worldwide Corp.	17,900	$1,563,028
		2,700,613
Industrial Conglomerates - 8.4%
Siemens AG	18,600	3,461,934
Siemens AG - ADR	20,800	1,939,600
		5,401,534
Insurance - 3.1%
Enstar Group Ltd.(a)	4,400	1,345,080
Global Indemnity Group LLC - Class A	19,754	614,065
		1,959,145
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A	6,180	1,125,687
Media - 10.1%
Comcast Corp. - Class A	10,700	419,012
National CineMedia, Inc.(a)	177,800	780,542
Stagwell, Inc.(a)	657,680	4,485,377
WPP PLC - ADR	18,500	846,930
		6,531,861
Multi-Utilities - 0.8%
Dominion Energy, Inc.	10,100	494,900
Oil Gas & Consumable Fuels - 4.8%
APA Corp.	40,300	1,186,432
Kosmos Energy Ltd.(a)	342,900	1,899,666
		3,086,098
Passenger Airlines - 3.9%
Qantas Airways Ltd.(a)	648,470	2,523,661
Professional Services - 4.8%
Hudson Global, Inc.(a)	2,250	37,373
Randstad NV	67,600	3,069,213
		3,106,586
Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc.	2,900	381,437
Software - 4.2%
Microsoft Corp.	160	71,512
Workday, Inc. - Class A(a)	11,900	2,660,364
		2,731,876
Tobacco - 0.1%
Philip Morris International, Inc.	400	$40,532
Trading Companies & Distributors - 1.7%
WESCO International, Inc.	7,000	1,109,640
TOTAL COMMON STOCKS (Cost $56,066,556)		$59,210,694
PREFERRED STOCKS - 1.4%
Financial Services - 1.4%
Federal Home Loan Mortgage Corp., Series Z, Perpetual(a)	188,800	906,240
TOTAL PREFERRED STOCKS (Cost $443,396)		906,240

The accompanying notes are an integral part of these financial statements.

1

HW Opportunities MP Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Notional Amount		Contracts	Value
PURCHASED OPTIONS - 1.1%(b)(c)
Put Options - 1.1%
Asana, Inc., Expiration: 01/17/2025; Exercise Price: $30.00(a)	195,860		140	$231,700
iShares China Large-Cap ETF, Expiration: 01/17/2025; Exercise Price: $29.85(a)	987,620		380	181,450
iShares U.S. Real Estate ETF, Expiration: 01/16/2026; Exercise Price: $70.00(a)	3,509,600		400	120,000
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $200.00(a)	811,308		41	200,490
Total Put Options				733,640
TOTAL PURCHASED OPTIONS (Cost $817,495)				733,640

			Par
SHORT-TERM INVESTMENTS - 5.2%
Time Deposits - 5.2%
Citigroup, Inc., 4.68%, 07/01/2024(d)			3,124,234	3,124,234
Citigroup, Inc., 2.59%, 07/01/2024(d)		EUR	181,773	194,670
Royal Bank of Canada, 4.15%, 07/01/2024(d)		GBP	5,118	6,470
TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,728)				3,325,374
TOTAL INVESTMENTS - 99.7% (Cost $60,654,175)				64,175,948
Other Assets in Excess of Liabilities - 0.3%				$ 171,075
TOTAL NET ASSETS - 100.0%				$64,347,023

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
EUR - Euro
GBP - British Pound
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
The accompanying notes are an integral part of these financial statements.

2

HW Opportunities MP Fund
STATEMENT of Assets and Liabilities
JUNE 30, 2024

ASSETS:
Long-term investments, at value*
Unaffiliated issuers	$60,850,574
Short-term investments*	3,325,374
Cash	13,806
Cash denominated in foreign currencies#	460
Dividends and interest receivable	54,607
Receivable for investments sold	167,383
Receivable for Fund shares sold	116,970
Receivable from Advisor	13,017
Other assets	21,950
Total assets	$64,564,141
LIABILITIES:
Payable for investments purchased	173,863
Payable for Fund shares repurchased	2,716
Accrued expenses and other liabilities	40,539
Total liabilities	217,118
Commitments and contingencies (Note 6)
Net assets	$64,347,023
Net Assets Consist of:
Paid-in capital	$56,992,266
Total accumulated distributable earnings	$7,354,757
Net assets	$64,347,023
Calculation of Net Asset Value Per Share and Public Offering Price Per Share
Net assets	$64,347,023
Shares outstanding (unlimited shares $0.001 par value authorized)	4,170,857
Net asset value per share	$15.43
*Cost of long-term investments Unaffiliated issuers	$57,327,447
*Cost of short-term investments	3,326,728
#Cost of cash denominated in foreign currencies	$460

The accompanying notes are an integral part of these financial statements.

3

HW Opportunities MP Fund
Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2024

Investment income:
Dividends*
Unaffiliated issuers	$1,055,520
Interest	99,400
Total income	1,154,920
Expenses:
Professional fees and expenses	29,260
Custodian fees and expenses	9,495
Transfer agent fees and expenses	11,227
Accounting fees and expenses	24,834
Administration fees and expenses	68,722
Compliance fees and expenses	4,663
Trustees’ fees and expenses	8,623
Reports to shareholders	6,370
Registration fees	26,663
Other expenses	9,853
Total expenses	199,710
Fee waiver/expense reimbursement by Advisor (Note 2)	(199,710)
Net expenses	—
Net investment income	1,154,920
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	5,203,432
Foreign currency transactions	(16,830)
Net realized gains	5,186,602
Net change in unrealized appreciation/depreciation of:
Securities of unaffiliated issuers and foreign currency translations	3,550,694
Net change in unrealized appreciation/depreciation	3,550,694
Net gains	8,737,296
Net Increase in Net Assets Resulting from Operations	$ 9,892,216
*Net of Foreign Taxes Withheld	$65,065

The accompanying notes are an integral part of these financial statements.

4

HW Opportunities MP Fund
Statements of Changes in Net Assets

	Year ended June 30,
	2024	2023
Operations:
Net investment income	$1,154,920	$854,128
Net realized gains	5,186,602	1,234,566
Net change in unrealized appreciation/depreciation	3,550,694	4,509,376
Net increase in net assets resulting from operations	9,892,216	6,598,070
Dividends and Distributions to Shareholders:
Net decrease in net assets resulting from dividends and distributions to shareholders	(3,592,945)	(742,705)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	11,986,453	10,763,374
Net Assets:
Total increase in net assets	18,285,724	16,618,739
Beginning of year	46,061,299	29,442,560
End of year	$ 64,347,023	$ 46,061,299

The accompanying notes are an integral part of these financial statements.

5

HW Opportunities MP Fund
Financial Highlights
The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses, before reimbursement	Net investment income
Year ended 6/30/2024	$13.75	$0.31	$2.38	$2.69	$(0.28)	$(0.73)	$(1.01)	$15.43	20.57%	$64,347	0.00%	0.36%	2.11%
Year ended 6/30/2023	10.95	0.28	2.75	3.03	(0.13)	(0.10)	(0.23)	13.75	27.92	46,061	0.00	0.74	2.21
Year ended 6/30/2022	12.90	0.20	(1.96)	(1.76)	(0.09)	(0.10)	(0.19)	10.95	−13.88	29,443	0.00	1.36	1.59
Period from 12/30/2020[4] to 6/30/2021	10.00	0.12	2.78	2.90	—	—	—	12.90	29.00	631	0.00[3]	45.41[3]	2.02[3]

	Year Ended June 30,			Period December 30, 2020[4] through June 30, 2021
	2024	2023	2022
Portfolio turnover rate	93%	140%	96%	57%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]	The Fund’s investment advisor contractually agreed to reimburse 100% of the Fund’s operating expenses (See Note 2). Without such reimbursement, the Fund’s performance would have been lower. Returns for periods less than one year are not annualized.
[3]	Annualized.
[4]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

6

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024
NOTE 1. Organization.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of eleven series, including the HW Opportunities MP Fund (the “Fund”). The Fund is a non-diversified series of the Trust. Immediately prior to the Fund’s commencement of operations, the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust (the “Predecessor Fund”), were acquired by the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Series Portfolios Trust, on behalf of the Predecessor Fund (the “Reorganization”). The Reorganization occurred after the close of business on December 15, 2023. As of December 15, 2023, the Predecessor Fund’s net assets were $50,954,652, shares outstanding were 3,570,165.790 and NAV was $14.27. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. All Reorganization costs were borne by Hotchkis & Wiley Capital Management, LLC (the “Advisor”). The Predecessor Fund commenced operations on December 30, 2020. The other series of the Trust are included in a separate report.
Shareholders should be aware that the Fund pays no management fees or operating expenses under its investment advisory and expense reimbursement agreements with the Advisor. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the advisor in its capacity as manager to the participant’s managed account.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

7

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –
Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents the valuation levels of the Fund’s assets as of June 30, 2024:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$47,551,121	$11,659,573	$ —	$59,210,694
Preferred Stocks	906,240	—	—	906,240
Purchased Options	320,490	413,150	—	733,640
Time Deposits	—	3,325,374	—	3,325,374
Total Investments	$48,777,851	$15,398,097	$—	$64,175,948

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to the Fund are allocated entirely to the Fund. Expenses incurred by the Trust which do not relate to a specific series of the Trust are allocated among the series of the Trust per capita. Alternatively, such expenses may be allocated based upon the series’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually for the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

8

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses and does not isolate the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statement of Assets & Liabilities.
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities and security indexes. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When the Fund purchases a put or call option, an amount equal to the premium paid is included on the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts,

9

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Fund did not enter into any futures contracts during the year ended June 30, 2024.
Derivative Instruments. The Fund has adopted authoritative standards regarding disclosures about derivatives and how they affect the Fund’s Statement of Assets & Liabilities and Statement of Operations.
The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2024:
Asset Derivatives

Location on Statement of Assets & Liabilities
Equity Contracts:
Purchased Put Options	Long-term investments	$733,640

The following is a summary of the Fund’s realized gains (losses) and change in unrealized appreciation/depreciation on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the year ended June 30, 2024:
Realized Gains (Losses) on Derivatives

Equity Contracts:
Purchased Put Options	$(1,106,280)*

*	Included with net realized gains (losses) from sales of unaffiliated issuers.
Change in Unrealized Appreciation/Depreciation on Derivatives

Equity Contracts:
Purchased Put Options	$273,925*

*	Included with net change in unrealized appreciation/depreciation of securities of unaffiliated issuers and foreign currency translations.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2024:
Average Quarterly Balance of Outstanding Derivatives

Equity Contracts:
Average Number of Contracts – Purchased Put Options	1,039
Average Notional Amount – Purchased Put Options	$12,698,693

Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets & Liabilities. The Fund was not subject to offsetting arrangements as of June 30, 2024.

10

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
NOTE 2. Fees and Transactions with Affiliates.
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Fund’s investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates are compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Fund does not have a Rule 12b-1 plan and therefore Quasar’s fees are paid by the Advisor.
The Fund is permitted to purchase securities from or sell securities to another fund in the Trust or affiliated person under procedures adopted by the Board. During the year ended June 30, 2024, the Fund did not have any of these purchases and sales.
NOTE 3. Investments.
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2024 were $56,116,081 and $49,266,513, respectively. The Fund did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2024.
NOTE 4. Federal Income Taxes.
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2024:

Tax cost of investments	$ 60,872,979
Gross unrealized appreciation	6,834,232
Gross unrealized depreciation	(3,531,347)
Net unrealized appreciation/depreciation	3,302,885
Distributable ordinary income (as of 6/30/24)*	2,285,021
Distributable long-term gains (as of 6/30/24)	1,767,004
Total distributable earnings	4,052,025
Other accumulated losses	(153)
Total accumulated gains	$7,354,757

*	Includes distributable short-term gains of $1,530,923.
There were no adjustments made on the Statement of Assets & Liabilities for permanent tax differences.

11

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2024 and 2023 are as follows:

June 30, 2024		June 30, 2023
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$989,929	$2,603,016	$683,472	$59,233

As of June 30, 2024, the Fund did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the year ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2024, the Fund did not incur any interest or penalties. The tax years from inception to June 30, 2021 through June 30, 2024 remain open and subject to examination by tax jurisdictions.
NOTE 5. Capital Share Transactions.
Transactions in capital shares were as follows:

Sales		Reinvestment of dividends and distributions		Redemptions		Net increase
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2024
4,864,518	$69,887,096	—	$—	(4,043,023)	$(57,900,643)	821,495	$11,986,453
Year Ended June 30, 2023
2,346,014	$30,160,367	—	$—	(1,684,810)	$(19,396,993)	661,204	$10,763,374

NOTE 6. Commitments and Contingencies.
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 7. Risk Factors.
Investing in the Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively

12

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
small, with a limited number of companies representing a small number of industries. Additionally, reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 8. New Accounting Pronouncements.
In June 2022, FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. Management is currently evaluating the impact of this guidance on the Fund’s financial statements.
NOTE 9. Report of the Special Meeting of Shareholders.
A special meeting of the shareholders (the “Special Meeting”) of the Predecessor Fund was held on December 8, 2023 to approve the proposed Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all of the assets of the Predecessor Fund, a series of Series Portfolios Trust, by the Fund, a newly organized series of the Trust, in exchange for shares of the Fund and the assumption by the Fund of all liabilities of the Predecessor Fund and (b) the subsequent termination, and dissolution of the Predecessor Fund (together (a) and (b) are referred to as the “Reorganization”).
Shareholders of record of the Predecessor Fund as of the close of business on the record date of September 29, 2023 were entitled to vote at the Special Meeting. The number of outstanding shares of the Predecessor Fund on the record date were 3,384,211.790 shares.
Of the 3,238,922.790 shares of the Predecessor Fund present in person or by proxy at the Special Meeting on December 8, 2023, all shares voted in favor of the Reorganization (representing 95.706% of total shares outstanding). Accordingly, the Reorganization was approved.
NOTE 10. Change in Independent Registered Public Accounting Firm.
As a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

13

HW Opportunities MP Fund
Notes to the Financial Statements
June 30, 2024 (Continued)
During the fiscal year ended June 30, 2023 and the subsequent interim period through December 15, 2023, there were no (1) disagreements with Cohen & Company, Ltd. on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.
The audited reports by Cohen & Company, Ltd. on the financial statements of the Predecessor Fund as of and for the fiscal year ended June 30, 2023, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. The Predecessor Fund has provided Cohen & Company, Ltd. with a copy of the disclosures and has requested that Cohen & Company, Ltd. furnish a letter stating whether it agrees with the statements and, if not, stating the respects in which it does not agree.
During the fiscal year ended June 30, 2023 and the subsequent interim period through December 15, 2023, (i) the Predecessor Fund did not (a) consult with Deloitte & Touche LLP as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements or (b) receive a written report or oral advice that Deloitte & Touche LLP concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Fund did not consult Deloitte & Touche LLP on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).
NOTE 11. Subsequent Events.
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 12.Federal Tax Disclosure (UNAUDITED).
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2024.
For the year ended June 30, 2024, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 18.05%.
For the year ended June 30, 2024, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 24.79%. Shareholders should consult their tax advisors.
For the year ended June 30, 2024, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 72.45%.

14

HW Opportunities MP Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of HW Opportunities MP Fund (the “Fund”), one of the funds constituting the Hotchkis & Wiley Funds (the “Trust”), as of June 30, 2024, the related statement of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes.
In our opinion, the 2024 financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of June 30, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets for the year ended June 30, 2023 and financial highlights for the years ended June 30, 2023, June 30, 2022, and for the period from December 30, 2020 (commencement of operations) through June 30, 2021, were audited by other auditors whose report, dated August 25, 2023, expressed an unqualified opinion on those statements.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 22, 2024
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

As a result of the Reorganization of the HW Opportunities MP Fund (the “Fund”) after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

During the fiscal year ended June 30, 2023 and the subsequent interim period through December 15, 2023, there were no (1) disagreements with Cohen & Company, Ltd. on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audited reports by Cohen & Company, Ltd. on the financial statements of the Predecessor Fund as of and for the fiscal year ended June 30, 2023, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. The Predecessor Fund has provided Cohen & Company, Ltd. with a copy of the disclosures and has requested that Cohen & Company, Ltd. furnish a letter stating whether it agrees with the statements and, if not, stating the respects in which it does not agree.

During the fiscal year ended June 30, 2023 and the subsequent interim period through December 15, 2023, (i) the Predecessor Fund did not (a) consult with Deloitte & Touche LLP as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements or (b) receive a written report or oral advice that Deloitte & Touche LLP concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Fund did not consult Deloitte & Touche LLP on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees and expenses” and “Trustees’ fees and expenses” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations In Approving Continuation of Investment Advisory Agreements

Background and Approval Process. Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Diversified Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2024.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.

The Independent Trustees met with their independent legal counsel prior to the May 2024 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2024 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.

In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Funds and the Advisor. The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended

December 31, 2023 and for the three- and six-month, one-, three-, five- and ten-year periods, as applicable, ended March 31, 2024. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.

The Board noted that all Funds outperformed the median returns of their respective primary benchmarks for the one-, three-, and five-year periods ended December 31, 2023, except that the Global Value Fund and the High Yield Fund underperformed their respective primary benchmarks for the five-year period. The Board also noted that all Funds outperformed the median returns of their respective Peer Groups for the one-, three- and five-year periods ended December 31, 2023, except that the High Yield Fund underperformed the median return of its Peer Group for the five-year period and the Small Cap Diversified Value Fund underperformed the median return of its Peer Group for the one-year period. The Board also considered that the International Small Cap Diversified Value Fund commenced operations on June 30, 2020 and did not have five years of performance history as of December 31, 2023. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.

Fees, Expenses and Profitability. The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.

With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Diversified Value, Large Cap Value, Small Cap Diversified Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Groups, that the Small Cap Value, Global Value, and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Groups, and that the Mid-Cap Value, International Value, and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Groups. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds except the Small Cap Diversified Value Fund, International Small Cap Diversified Value Fund and High Yield Fund were above the median net expense ratio of their Peer Group. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board considered that in 2023, as in recent prior years, the Advisor had absorbed costs above expense caps for which it would not be reimbursed for the Diversified Value, Large Cap Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2025. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Diversified Value, Large Cap Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and Fund operating expenses that the Advisor reimbursed in 2023 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded that in the aggregate the Funds’ fee levels are appropriate.

Fall-Out Benefits to the Advisor from its Relationship to the Funds. The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from the Funds’ payment of sub-transfer agency expenses.

* * * *

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

(2) Certifications for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 21, 2024

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Principal Financial Officer

Date	August 21, 2024